UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: March 31

Date of reporting period: December 31, 2014

Item 1.	Schedule of Investments.

GOLDMAN SACHS DYNAMIC EMERGING MARKETS DEBT FUND

Schedule of Investments

December 31, 2014 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Sovereign Debt Obligations – 56.8%
Argentina(a) – 0.4%
Republic of Argentina (NR/NR)
EUR	50,000	0.000%	12/15/35	$ 4,205
	$1,190,000	0.000	12/15/35	86,870

				91,075

Azerbaijan – 0.8%
Republic of Azerbaijan (NR/Baa3)
	200,000	4.750	03/18/24	197,000

Brazil – 4.2%
Brazil Notas do Tesouro Nacional (BBB+/Baa2)
BRL	157,833	6.000	08/15/22	59,036
	1,308,000	10.000	01/01/23	435,918
	522,000	10.000	01/01/25	171,893
	1,192,514	6.000	08/15/50	436,995

				1,103,842

Bulgaria – 0.5%
Republic of Bulgaria (BB+/Baa2)
EUR	100,000	2.950	09/03/24	121,308

Colombia – 2.8%
Republic of Colombia (BBB+/Baa2)
COP	366,300,000	8.000	10/28/15	157,855
	12,300,000	11.250	10/24/18	6,087
	992,700,000	7.000	05/04/22	419,014
	13,700,000	7.500	08/26/26	5,792
	402,400,000	6.000	04/28/28	146,458

				735,206

Costa Rica – 0.3%
Republic of Costa Rica (BB/Ba1)
	$70,000	9.995	08/01/20	89,250

Croatia – 2.2%
Republic of Croatia (BB/Ba1)
	120,000	6.750	11/05/19	132,150
	100,000	6.625	07/14/20	110,125
	200,000	6.000	01/26/24	215,500
EUR	100,000	3.875	05/30/22	123,947

				581,722

Dominican Republic – 1.4%
Dominican Republic (B+/B1)(b)
	$100,000	7.450	04/30/44	109,500
Dominican Republic (NR/NR)
DOP	300,000	18.500	02/04/28	8,727
	1,900,000	16.000	07/10/20	51,347
	100,000	16.950	02/04/22	2,901
	2,300,000	15.000	04/05/19	59,294
	5,700,000	14.500	02/10/23	140,894

				372,663

Gabon – 0.4%
Republic of Gabon (BB-/NR)
	$100,000	8.200	12/12/17	109,250

Principal Amount		Interest Rate	Maturity Date	Value
Sovereign Debt Obligations – (continued)
Ghana(b) – 0.7%
Republic of Ghana (B-/B2)
	$200,000	8.125%	01/18/26	$ 183,000

Hungary – 2.8%
Hungary Government Bond (NR/NR)
HUF	72,350,000	3.500	06/24/20	280,522
Hungary Government Bond (BB/NR)
	25,120,000	5.500	06/24/25	111,033
	23,770,000	6.750	10/22/28	118,000
	9,790,000	4.000	04/25/18	38,783
Hungary Government Bond (BB/Ba1)
	9,090,000	6.000	11/24/23	40,958
	4,140,000	7.000	06/24/22	19,350
	4,980,000	5.500	12/20/18	20,758
	17,950,000	7.500	11/12/20	83,616
	4,560,000	6.750	11/24/17	19,443

				732,463

Indonesia – 1.2%
Indonesia Government Bond (NR/Baa3)
IDR	1,390,000,000	6.125	05/15/28	93,939
Republic of Indonesia (BB+/Baa3)
	$210,000	5.250	01/17/42	212,100

				306,039

Israel(c) – 0.9%
Israel Government Bond (NR/NR)
ILS	940,000	0.000	05/06/15	240,775

Lithuania – 0.5%
Republic of Lithuania (A-/Baa1)
	$100,000	7.375	02/11/20	120,339

Malaysia – 1.6%
Federation of Malaysia (NR/NR)
MYR	50,000	3.418	08/15/22	13,556
	110,000	3.480	03/15/23	29,856
	160,000	3.889	07/31/20	45,165
	360,000	4.181	07/15/24	102,806
	80,000	4.048	09/30/21	22,788
	290,000	3.654	10/31/19	82,111
	20,000	4.444	05/22/24	5,777
Federation of Malaysia (NR/A3)
	120,000	4.160	07/15/21	34,286
	130,000	4.378	11/29/19	37,793
Malaysia Government Bond (NR/A3)
	190,000	4.498	04/15/30	54,503

				428,641

Mexico – 9.5%
United Mexican States (NR/NR)(c)
MXN	669,510	0.000	04/01/15	45,003
	7,834,600	0.000	02/19/15	528,353
	2,721,380	0.000	01/15/15	184,055
	2,030,260	0.000	03/12/15	136,867
United Mexican States (NR/A3)
	6,629,500	4.750	06/14/18	448,975
United Mexican States (A/A3)
	636,133	5.000	06/16/16	45,823

GOLDMAN SACHS DYNAMIC EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – (continued)
Mexico – (continued)
United Mexican States (A/A3) – (continued)
MXN	171,814	3.500%		12/14/17	$ 12,441
	1,350,000	8.500		12/13/18	103,334
	1,236,600	7.750		12/14/17	91,656
	5,737,200	6.500		06/10/21	408,615
	1,390,400	10.000		12/05/24	123,786
	463,400	7.750		05/29/31	35,761
	934,800	10.000		11/20/36	89,221
	1,400,100	8.000		12/07/23	109,287
	666,100	7.500		06/03/27	50,538
	81,500	8.500		11/18/38	6,846
United Mexican States (BBB+/A3)
	$70,000	3.625		03/15/22	71,645

					2,492,206

Nigeria – 0.6%
Nigeria Government Bond (NR/NR)(c)
NGN	5,690,000	0.000		05/07/15	29,588
Nigeria Government Bond(c)
	4,850,000	0.000		06/04/15	24,934
Nigeria Government Bond (NR/NR)
	14,120,000	0.000	(c)	09/03/15	69,846
	6,490,000	16.000		06/29/19	36,018

					160,386

Panama – 0.9%
Panama Notas del Tesoro (NR/NR)
	$30,000	4.875		02/05/21	31,620
Republic of Panama (BBB/Baa2)
	100,000	7.125		01/29/26	129,000
	50,000	8.875		09/30/27	72,375

					232,995

Peru – 0.8%
Republic of Peru (NR/A3)
PEN	1,000	6.950		08/12/31	356
Republic of Peru (A-/A3)
	580,000	5.700	(b)	08/12/24	194,224
	4,000	8.200		08/12/26	1,604
	4,000	6.900		08/12/37	1,393

					197,577

Philippines – 0.6%
Republic of Philippines (BBB/Baa2)
	$110,000	6.375		10/23/34	147,263

Poland – 2.6%
Poland Government Bond (A/A2)
PLN	720,000	4.000		10/25/23	228,914
	90,000	5.750		10/25/21	30,889
	540,000	5.750		09/23/22	188,710
Poland Government Bond (A/NR)
	780,000	3.250		07/25/25	235,120

					683,633

Romania – 1.3%
Republic of Romania (BBB-/Baa3)
EUR	20,000	4.875		11/07/19	28,013
	30,000	3.625		04/24/24	39,683

Principal Amount		Interest Rate	Maturity Date	Value
Sovereign Debt Obligations – (continued)
Romania – (continued)
Romania Government Bond (NR/NR)
RON	460,000	5.950%	06/11/21	$ 143,783
Republic of Romania (NR/NR)
	200,000	4.750	06/24/19	58,590
	20,000	5.850	04/26/23	6,298
	250,000	5.900	07/26/17	73,444

				349,811

Russia – 3.7%
Russian Federation Bond (BBB/Baa2)
RUB	14,530,000	7.000	01/25/23	161,588
Russian Federation (BBB/Baa2)
	10,730,000	7.050	01/19/28	110,568
	4,200,000	7.000	08/16/23	46,867
Russian Federation Bond (BBB/Baa2)
	280,000	7.600	04/14/21	3,283
Russian Federation Bond (BBB/Baa2)
	3,370,000	7.600	07/20/22	38,254
Russian Federation Bond (BBB-/Baa2)(d)
	$248,900	7.500	03/31/30	258,358
Russian Federation Bond (BBB-/Baa2)
	400,000	4.500	04/04/22	349,000

				967,918

South Africa – 2.3%
Republic of South Africa (NR/NR)
ZAR	1,760,000	8.750	02/28/48	153,244
	520,000	8.500	01/31/37	44,497
	2,395,000	8.250	03/31/32	201,697
	670,000	8.750	01/31/44	58,047
Republic of South Africa (BBB-/Baa2)
	$140,000	4.665	01/17/24	144,725
Republic of South Africa (BBB+/Baa2)
ZAR	10,000	8.000	12/21/18	888

				603,098

Sri Lanka(b) – 0.8%
Republic of Sri Lanka (B+/B1)
	$200,000	6.000	01/14/19	207,658

Thailand – 5.0%
Thailand Government Bond (NR/Baa1)
THB	6,800,000	3.450	03/08/19	214,109
	720,083	1.250	03/12/28	19,482
Thailand Government Bond (A-/Baa1)
	5,730,000	3.875	06/13/19	185,146
	5,361,200	1.200	07/14/21	155,364
	15,505,000	3.650	12/17/21	503,177
	7,160,000	3.625	06/16/23	233,256

				1,310,534

Turkey – 5.4%
Republic of Turkey (NR/Baa3)
	$100,000	5.625	03/30/21	109,875
	200,000	5.750	03/22/24	223,500
Turkey Government Bond (NR/NR)
TRY	305,000	5.000	05/13/15	128,906
	150,000	9.000	03/08/17	65,794
	450,000	8.300	06/20/18	194,877

GOLDMAN SACHS DYNAMIC EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Sovereign Debt Obligations – (continued)
Turkey – (continued)
Turkey Government Bond (NR/NR) – (continued)
TRY	550,000	8.800%	11/14/18	$ 242,070
	210,000	10.400	03/27/19	97,824
	320,000	8.500	07/10/19	139,436
	90,000	7.100	03/08/23	36,431
	140,000	10.400	03/20/24	69,564
	220,000	9.000	07/24/24	101,210

				1,409,487

Ukraine – 0.6%
Ukraine Government Bond (CCC-/Caa3)
	$150,000	6.580	11/21/16	90,000
	100,000	6.750	11/14/17	60,000

				150,000

Uruguay – 0.7%
Republic of Uruguay (BBB-/Baa2)
	160,911	4.500	08/14/24	170,163

Venezuela – 0.5%
Republic of Venezuela (CCC+/Caa1)
	70,000	7.750	10/13/19	30,450
	30,000	8.250	10/13/24	13,200
	30,000	7.650	04/21/25	12,975
	39,000	9.250	09/15/27	18,428
	60,000	9.250	05/07/28	26,700
	60,000	9.375	01/13/34	27,000
	10,000	7.000	03/31/38	4,125

				132,878

Vietnam(b) – 0.8%
Socialist Republic of Vietnam (BB-/B1)
	200,000	4.800	11/19/24	205,750

TOTAL SOVEREIGN DEBT OBLIGATIONS				$14,833,930

Corporate Obligations – 28.7%
Brazil – 2.1%
Banco do Brasil SA (BB-/NR)(a)(e)
	$200,000	6.250%	04/15/49	$ 146,000
Banco do Estado do Rio Grande do Sul SA (NR/Ba1)
	200,000	7.375	02/02/22	203,014
Brazil Minas SPE via State of Minas Gerais (BBB-/NR)
	200,000	5.333	02/15/28	197,500

				546,514

British Virgin Islands – 0.4%
Arcos Dorados Holdings, Inc. (NR/Ba3)
	100,000	6.625	09/27/23	96,250

Canada – 1.2%
Pacific Rubiales Energy Corp. (BB+/Ba2)(b)(e)
	100,000	5.375	01/26/19	86,000
PTTEP Canada International Finance Ltd. (BBB+/Baa1)
	200,000	6.350	06/12/42	233,694

				319,694

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Chile – 5.1%
AES Gener SA (BBB-/Baa3)
	$170,000	5.250%		08/15/21	$ 179,775
Corpbanca SA (BBB/Baa3)(b)
	200,000	3.875		09/22/19	200,000
E.CL SA (BBB/NR)(b)
	250,000	4.500		01/29/25	250,325
ENTEL Chile SA (BBB/Baa2)(b)
	210,000	4.875		10/30/24	213,150
GNL Quintero SA (BBB/Baa2)(b)
	290,000	4.634		07/31/29	293,277
Sociedad Quimica y Minera de Chile SA (BBB/Baa1)
	200,000	3.625		04/03/23	190,760

					1,327,287

Colombia – 0.6%
Bancolombia SA (NR/Baa2)
	100,000	5.950		06/03/21	106,750
Ecopetrol SA (BBB/Baa2)
	40,000	7.375		09/18/43	43,068

					149,818

Costa Rica(b) – 0.8%
Banco Nacional de Costa Rica (NR/Ba1)
	200,000	6.250		11/01/23	199,000

Dominican Republic(d)(e) – 0.7%
Aeropuertos Dominicanos Siglo XXI SA (B/B1)
	200,000	9.750		11/13/19	192,000

Hong Kong – 2.3%
China Unicom Ltd. (NR/NR)
CNH	1,000,000	4.000		04/16/17	159,919
CITIC Pacific Ltd. (BBB+/A3)
	$400,000	6.375		04/10/20	445,741

					605,660

Israel – 1.6%
Delek & Avner Tamar Bond Ltd. (BBB-/Baa3)(b)
	100,000	2.803		12/30/16	99,250
	100,000	3.839		12/30/18	99,750
Israel Electric Corp. Ltd. (BBB-/Baa3)
	200,000	7.250		01/15/19	224,500

					423,500

Ivory Coast(b) – 0.4%
Agromercantil Senior Trust (BB/NR)
	100,000	6.250		04/10/19	101,613

Jamaica(b)(e) – 0.8%
Digicel Group Ltd. (NR/Caa1)
	200,000	8.250		09/30/20	194,000

Kazakhstan – 1.7%
KazMunayGas National Co. (BBB-/Baa3)
	270,000	11.750		01/23/15	270,675
	210,000	6.000	(b)	11/07/44	178,500

					449,175

GOLDMAN SACHS DYNAMIC EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Luxembourg(b)(e) – 2.0%
Altice Finco SA (B-/B3)
	$200,000	8.125%	01/15/24	$ 194,500
Tupy Overseas SA (BB-/NR)
	200,000	6.625	07/17/24	196,000
Wind Acquisition Finance SA (BB/Ba3)
EUR	110,000	4.000	07/15/20	130,124

				520,624

Mexico – 2.1%
America Movil SAB de CV (A-/A2)
MXN	2,000,000	6.000	06/09/19	135,584
Cemex SAB de CV (B+/NR)(b)(e)
EUR	100,000	4.750	01/11/22	118,434
Gruma SAB de CV (BB+/NR)(b)(e)
	$200,000	4.875	12/01/24	204,870
Petroleos Mexicanos (BBB+/A3)
	20,000	3.500	07/18/18	20,200
	18,000	6.000	03/05/20	20,205
	30,000	6.375	01/23/45	33,750

				533,043

Netherlands – 0.0%
Petrobras Global Finance BV (BBB-/Baa2)
	10,000	4.875	03/17/20	9,256

Paraguay(b) – 0.6%
Banco Regional SAECA (BB-/Ba2)
	150,000	8.125	01/24/19	160,114

Peru – 2.4%
Abengoa Transmision Sur SA (BBB-/NR)(b)
	200,000	6.875	04/30/43	221,500
Corp Lindley S.A. (BB+/NR)
	320,000	6.750	11/23/21	348,000
SAN Miguel Industrias Pet SA (NR/Ba2)(b)(e)
	60,000	7.750	11/06/20	63,600

				633,100

Philippines – 0.4%
Energy Development Corp. (NR/NR)
	100,000	6.500	01/20/21	108,500

Singapore(e) – 0.3%
Olam International Ltd. (NR/NR)
	70,000	6.750	01/29/18	72,100

United Arab Emirates – 1.7%
Dolphin Energy Ltd. (NR/A1)
	200,000	5.500	12/15/21	224,520
Ruwais Power Co. PJSC (A-/A3)(b)
	200,000	6.000	08/31/36	230,000

				454,520

United States(b) – 1.1%
Brazil Loan Trust 1 (BBB-/NR)
	150,000	5.477	07/24/23	152,625
Cemex Finance LLC (B+/NR)(e)
EUR	100,000	5.250	04/01/21	121,913

				274,538

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Venezuela – 0.4%
Petroleos de Venezuela SA (CCC+/NR)
	$10,000	6.000%	05/16/24	$ 3,775
	300,000	6.000	11/15/26	109,500

				113,275

TOTAL CORPORATE OBLIGATIONS				$ 7,483,581

Structured Notes(b) – 2.9%
Indonesia – 2.9%
Republic of Indonesia (Issuer Deutsche Bank AG (London) (NR/NR)
IDR	2,200,000,000	8.250%	06/17/32	$ 177,634
Republic of Indonesia (Issuer JPMorgan Chase Bank NA) (NR/NR)
	1,500,000,000	9.000	03/19/29	129,895
Republic of Indonesia (Issuer Standard Chartered Bank) (NR/NR)
	1,000,000,000	8.375	03/19/24	83,569
	2,291,000,000	9.000	03/19/29	198,393
	1,026,000,000	9.000	03/19/29	88,848
	1,005,000,000	9.000	03/19/29	87,030

TOTAL STRUCTURED NOTES				$ 765,369

Municipal Debt Obligations – 2.4%
Puerto Rico – 2.4%
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB (Senior Lien) Series 2008 A (BB-/Caa1)
	$40,000	6.000%	07/01/44	$ 28,308
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB (Senior Lien) Series 2012 A (BB-/Caa1)
	5,000	5.125	07/01/37	3,346
	20,000	5.250	07/01/42	13,679
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB (Senior Lien) Series 2012 D (BB-/Caa1)
	5,000	5.000	07/01/33	3,440
Puerto Rico Commonwealth GO Bonds for Public Improvement Series 2012 A (BB/B2)
	10,000	5.125	07/01/37	6,982
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2012 A (BB/B2)
	15,000	5.500	07/01/26	11,342
	15,000	5.500	07/01/39	10,875
Puerto Rico Commonwealth GO Bonds Series 2008 A (BB/B2)
	15,000	5.375	07/01/33	10,734
Puerto Rico Commonwealth GO Bonds Series 2014 A (BB/B2)
	285,000	8.000	07/01/35	248,326
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2009 A (BBB-/B1)
	30,000	0.000 (c)	08/01/32	22,817
	20,000	5.750	08/01/37	14,851
	35,000	6.000	08/01/42	26,389
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2010 A (BBB-/B1)
	15,000	5.500	08/01/37	10,933
	55,000	5.375	08/01/39	38,503
	20,000	5.500	08/01/42	14,214

GOLDMAN SACHS DYNAMIC EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Debt Obligations – (continued)
Puerto Rico – (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2010 C (BBB-/B1)
$5,000	5.000%	08/01/35	$ 3,468
5,000	5.375	08/01/38	3,520
10,000	6.000	08/01/39	7,579
70,000	5.250	08/01/41	48,754
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2011 A-1 (BBB-/B1)
35,000	5.000	08/01/43	23,325
5,000	5.250	08/01/43	3,451
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Unrefunded SubSeries 2009 A (BBB-/B1)
45,000	5.500	08/01/28	35,659
35,000	6.125	08/01/29	28,810

TOTAL MUNICIPAL DEBT OBLIGATIONS			$ 619,305

U.S. Treasury Obligations – 4.6%
United States Treasury Bond
$200,000	3.750%	11/15/43	$ 240,554
United States Treasury Notes
500,000	1.625	12/31/19	499,260
70,000	2.000	10/31/21	70,161
400,000	2.125	12/31/21	403,888

TOTAL U.S. TREASURY OBLIGATIONS			$ 1,213,863

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT			$24,916,048

Short-term Investment(f) – 2.7%
Repurchase Agreement – 2.7%
Joint Repurchase Agreement Account II
$700,000	0.082%	01/02/15	$ 700,000

TOTAL INVESTMENTS – 98.1%			$25,616,048

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.9%			503,896

NET ASSETS – 100.0%			$26,119,944

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at December 31, 2014.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $5,374,046, which represents approximately 20.6% of net assets as of December 31, 2014.

(c)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(d)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at December 31, 2014.

(e)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(f)	Joint repurchase agreement was entered into on December 31, 2014. Additional information appears in the Notes to the Schedule of Investments section.

Security ratings disclosed, if any, are obtained from by Standard & Poor’s /Moody’s Investor Service. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Currency Abbreviations:
BRL	— Brazilian Real
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
COP	— Colombian Peso
DOP	— Dominican Peso
EUR	— Euro
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NGN	— Nigerian Naira
PEN	— Peruvian Nuevo Sol
PHP	— Philippine Peso
PLN	— Polish Zloty
RON	— New Romanian Leu
RUB	— Russian Ruble
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— Turkish Lira
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
BUBOR	— Budapest Interbank Offered Rate
CLICP	— Sinacofi Chile Interbank Rate
GO	— General Obligation
JIBAR	— Johannesburg Interbank Agreed Rate
KWCDC	— South Korean Won Certificate of Deposit
LIBOR	— London Interbank Offered Rate
MIBOR	— Mumbai Interbank Offered Rate
NR	— Not Rated
RB	— Revenue Bond
TIIE	— La Tasa de Interbank Equilibrium Interest Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS DYNAMIC EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2014, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Bank of America NA	EUR/HUF	03/18/15	$120,048	$1,044
	IDR/USD	01/20/15	54,091	2,891
	USD/COP	01/09/15	51,192	3,558
	USD/EUR	03/18/15	72,655	1,690
	USD/PLN	03/18/15	48,688	2,560
Barclays Bank PLC	CNH/USD	03/18/15	130,174	444
	EUR/PLN	03/18/15	120,837	1,466
	USD/CNH	03/18/15	298,574	2,426
	USD/MYR	01/09/15	37,522	112
	USD/SGD	03/18/15	139,798	2,895
	USD/ZAR	03/18/15	72,634	1,366
BNP Paribas SA	MYR/USD	01/20/15	64,048	48
	USD/JPY	03/18/15	64,074	926
	USD/PEN	01/23/15	116,501	1,936
Citibank NA (London)	USD/BRL	01/15/15	42,901	663
	USD/ILS	05/06/15	117,676	12,941
	USD/JPY	03/18/15	123,689	3,311
	ZAR/USD	03/18/15	65,709	209
Credit Suisse International (London)	USD/COP	01/09/15	49,054	1,344
Deutsche Bank AG (London)	EUR/HUF	03/18/15	72,067	679
	MXN/USD	03/18/15	129,253	253
	USD/CNH	03/18/15	434,311	4,016
	USD/IDR	01/30/15	76,553	1,087
	USD/MXN	02/19/15	188,210	2,840
	USD/MXN	03/18/15	291,371	8,020
	USD/MYR	01/09/15	221,370	3,630
	USD/PLN	03/18/15	258,118	11,143
	USD/RUB	01/23/15	33,493	12,930
	USD/SGD	03/18/15	139,772	2,370
	USD/THB	01/30/15	307,751	3,299
	USD/TRY	03/18/15	97,501	4,656
	USD/ZAR	03/18/15	86,133	2,758
	ZAR/USD	03/18/15	38,679	66
HSBC Bank PLC	CNH/USD	03/18/15	697,905	2,274
	MYR/USD	01/20/15	64,040	40
	USD/BRL	01/13/15	287,496	8,992
	USD/CNH	03/18/15	806,192	6,384
	USD/INR	01/15/15	69,624	999
	USD/MYR	01/09/15	115,558	410
	USD/PLN	03/18/15	31,920	207
	USD/RON	03/18/15	54,804	196
	USD/SGD	03/18/15	246,853	2,147
	USD/TRY	03/18/15	128,634	6,366
	ZAR/USD	03/18/15	43,755	122
JPMorgan Chase Bank (London)	IDR/USD	01/20/15	67,423	3,423
	USD/BRL	01/15/15	101,026	2,253
	USD/COP	01/23/15	26,486	3,938
	USD/EUR	03/18/15	736,983	21,397
	USD/IDR	01/30/15	76,553	636
	USD/JPY	03/18/15	64,826	674
	USD/MXN	03/18/15	252,165	4,761
	USD/MYR	01/30/15	46,514	143
	USD/RUB	01/23/15	100,517	41,767
	USD/ZAR	03/18/15	67,663	337

GOLDMAN SACHS DYNAMIC EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Morgan Stanley & Co. International PLC	BRL/USD	01/09/15	$65,794	$1,794
	BRL/USD	01/15/15	130,995	1,995
	RUB/USD	01/20/15	204,342	13,842
	USD/BRL	01/09/15	72,629	1,371
	USD/BRL	01/15/15	64,637	363
	USD/RUB	01/20/15	51,638	362
	USD/RUB	01/23/15	131,434	6,566
	USD/TRY	03/18/15	425,679	11,321
	ZAR/USD	03/18/15	66,946	946
Royal Bank of Canada	BRL/USD	01/09/15	130,867	3,867
	BRL/USD	01/16/15	528,251	2,251
	USD/BRL	01/09/15	114,076	3,737
	USD/BRL	01/12/15	64,597	903
	USD/MXN	02/19/15	525,531	45,458
Royal Bank of Scotland PLC	EUR/HUF	03/18/15	85,611	2,786
Standard Chartered Bank	BRL/USD	01/09/15	66,473	2,473
	NGN/USD	02/19/15	15,833	187
	USD/CNH	03/18/15	299,793	2,180
	USD/EUR	03/18/15	66,601	1,586
	USD/MXN	03/18/15	89,225	2,085
	USD/PLN	03/18/15	106,568	4,413
	USD/ZAR	03/18/15	156,740	2,593
State Street Bank and Trust	EUR/HUF	03/18/15	51,694	1,586
	USD/CNH	03/18/15	278,091	2,342
	USD/MXN	03/18/15	182,019	5,613
	USD/TRY	03/18/15	51,499	1,616
UBS AG (London)	BRL/USD	01/16/15	65,136	136
	BRL/USD	01/26/15	66,128	1,128
	USD/BRL	01/09/15	96,872	3,300
	USD/BRL	01/13/15	294,847	5,153
	USD/BRL	01/16/15	170,874	5,745
	USD/BRL	01/23/15	63,785	215
	USD/CNH	03/18/15	285,853	2,351
	USD/ILS	05/06/15	122,717	15,125
	USD/ZAR	03/18/15	67,443	559
	ZAR/USD	03/18/15	64,688	690
Westpac Banking Corp.	KRW/USD	01/30/15	45,175	878
	USD/EUR	03/18/15	1,490,986	26,983
	USD/SGD	03/18/15	148,965	3,280

TOTAL				$396,822

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Bank of America NA	CLP/USD	01/23/15	$31,458	$(891)
	COP/USD	01/09/15	139,941	(3,059)
	EUR/USD	03/18/15	150,154	(4,364)
	USD/COP	01/23/15	101,806	(565)
	USD/IDR	01/20/15	65,613	(1,613)
	USD/ZAR	03/18/15	31,739	(44)
Barclays Bank PLC	HUF/USD	03/18/15	87,363	(5,637)
	JPY/USD	03/18/15	60,818	(1,182)
	MYR/USD	01/09/15	309,057	(1,259)
	MYR/USD	01/20/15	126,815	(185)
	USD/IDR	01/20/15	51,731	(1,731)
	USD/PHP	01/13/15	94,365	(521)
	ZAR/USD	03/18/15	187,437	(7,268)
BNP Paribas SA	EUR/USD	03/18/15	134,412	(2,616)
	HUF/USD	03/18/15	121,299	(7,701)
	JPY/USD	03/18/15	62,728	(1,272)
	TRY/USD	03/18/15	64,782	(1,807)

GOLDMAN SACHS DYNAMIC EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Citibank NA (London)	EUR/USD	03/18/15	$352,377	$(8,291)
	JPY/USD	03/18/15	64,399	(601)
	PEN/USD	01/23/15	31,070	(646)
	TRY/USD	03/18/15	165,914	(7,419)
	USD/IDR	01/16/15	31,384	(384)
Credit Suisse International (London)	COP/USD	01/09/15	28,934	(1,066)
	RUB/USD	01/26/15	58,141	(16,859)
	USD/CLP	01/09/15	36,744	(144)
Deutsche Bank AG (London)	EUR/USD	03/18/15	23,007	(705)
	HUF/USD	03/18/15	72,555	(4,140)
	IDR/USD	01/30/15	133,167	(2,348)
	MXN/USD	03/18/15	347,522	(8,325)
	PHP/USD	01/30/15	59,195	(28)
	PLN/EUR	03/18/15	145,310	(4,043)
	PLN/USD	03/18/15	141,670	(8,330)
	RUB/USD	01/26/15	83,783	(7,748)
	USD/COP	01/09/15	23,647	(539)
	USD/IDR	01/20/15	66,122	(2,122)
	USD/MXN	03/18/15	99,865	(329)
	USD/THB	01/30/15	86,383	(225)
	ZAR/USD	03/18/15	482,461	(23,142)
HSBC Bank PLC	CNH/USD	03/18/15	578,738	(382)
	INR/USD	01/12/15	215,848	(3,596)
	KRW/USD	01/30/15	65,655	(2,462)
	MYR/USD	01/09/15	492,002	(8,616)
	PLN/USD	03/18/15	418,903	(22,619)
	RON/USD	03/18/15	83,250	(2,680)
JPMorgan Chase Bank (London)	EUR/USD	03/18/15	72,655	(1,324)
	JPY/USD	03/18/15	62,662	(338)
	MYR/USD	01/30/15	102,903	(6,729)
	RUB/USD	01/23/15	249,677	(33,399)
	TRY/USD	03/18/15	59,644	(100)
	USD/TRY	03/18/15	130,203	(2,203)
Merrill Lynch International Bank Ltd.	COP/USD	01/23/15	55,356	(7,705)
	TRY/USD	03/18/15	268,122	(10,878)
Morgan Stanley & Co. International PLC	BRL/USD	01/23/15	184,279	(13,856)
	INR/USD	01/27/15	148,351	(2,649)
	MXN/USD	03/18/15	126,562	(5,874)
	PEN/USD	01/23/15	107,691	(2,500)
	PLN/USD	03/18/15	411,653	(20,508)
	RUB/USD	01/23/15	31,358	(8,088)
	TRY/USD	03/18/15	384,447	(12,127)
	USD/BRL	01/16/15	152,574	(1,574)
	USD/RUB	01/20/15	76,849	(4,399)
Royal Bank of Canada	BRL/USD	01/23/15	46,385	(790)
	HUF/USD	03/18/15	136,382	(6,843)
	TRY/USD	03/18/15	150,616	(5,813)
Royal Bank of Scotland PLC	INR/USD	01/15/15	137,671	(2,638)
	INR/USD	01/27/15	144,299	(3,201)
	USD/TRY	03/18/15	131,666	(2,666)
Standard Chartered Bank	BRL/USD	01/23/15	220,558	(10,647)
	CLP/USD	01/09/15	98,403	(1,856)
	COP/USD	01/23/15	141,314	(21,724)
	IDR/USD	01/30/15	173,655	(1,741)
	NGN/USD	02/17/15	29,538	(576)
	NGN/USD	02/19/15	14,567	(45)
	TRY/USD	03/18/15	154,094	(6,997)
	USD/CLP	01/09/15	30,215	(215)
	USD/KRW	01/09/15	75,149	(1,149)
	USD/KRW	01/15/15	130,770	(770)
	USD/PHP	01/12/15	48,362	(339)
	ZAR/USD	03/18/15	342,190	(16,889)
State Street Bank and Trust	SGD/USD	03/18/15	36,974	(363)
UBS AG (London)	PLN/USD	03/18/15	31,032	(1,694)

TOTAL				$(400,711)

GOLDMAN SACHS DYNAMIC EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At December 31, 2014, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Eurodollars	12	June 2015	$2,986,950	$686
Eurodollars	6	September 2015	1,490,250	725
Ultra Long U.S. Treasury Bonds	(3)	March 2015	(495,562)	(17,925)
5 Year German Euro-Bobl	1	March 2015	157,645	1,051
10 Year German Euro-Bund	(3)	March 2015	(565,831)	(9,334)
2 Year U.S. Treasury Notes	8	March 2015	1,748,750	(2,411)
5 Year U.S. Treasury Notes	10	March 2015	1,189,297	3,022
10 Year U.S. Treasury Notes	(11)	March 2015	(1,394,766)	(175)
20 Year U.S. Treasury Bonds	4	March 2015	578,250	10,545

TOTAL				$(13,816)

SWAP CONTRACTS — At December 31, 2014, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

					Rates Exchanged
Counterparty	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Unrealized Gain (Loss)*

Bank of America Securities LLC	KRW	64,270		11/04/17	2.060%	3 month KWCDC	$(66)
	CLP	180,350		08/08/19	6 month CLICP	3.850%	(2,187)
	COP	29,270		12/04/19	Columbia IBR Overnight Interbank	4.850	252
	KRW	385,000		10/29/23	3 month KWCDC	3.260	(24,765)
		10,830		01/16/24	3 month KWCDC	3.445	(860)
	MXN	680		03/03/26	6.930	Mexico Interbank TIIE 28 Days	2,829
Barclays Bank PLC	BRL	540		01/04/16	11.555	1 month Brazilian Interbank Deposit Average	(767)
		440		01/02/17	12.190	1 month Brazilian Interbank Deposit Average	(194)
	KRW	241,080		11/07/17	2.034	3 month KWCDC	(414)
		357,150	(a)	09/23/24	3 month KWCDC	3.138	(6,242)
Citibank NA	BRL	120		01/04/16	1 month Brazilian Interbank Deposit Average	11.945	76
		1,120		01/04/16	13.070	Overnight Brazilian Interbank Deposit Average	652
	THB	8,830		11/17/16	1.905	6 month Thai Baht	135
		8,830		11/25/16	1.800	6 month Thai Baht	(426)
	BRL	980		01/02/17	11.455	1 month Brazilian Interbank Deposit Average	(6,865)
	KRW	683,290		10/06/17	2.239	3 month KWCDC	2,233
		111,180		10/14/17	2.240	3 month KWCDC	384
		300,000		10/28/17	2.173	3 month KWCDC	594

GOLDMAN SACHS DYNAMIC EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS (continued)

					Rates Exchanged
Counterparty	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Unrealized Gain (Loss)*

Citibank NA (continued)	CLP	55,160		03/13/19	6 month CLICP	4.650%	$(4,101)
	KRW	405,460		06/05/23	3 month KWCDC	3.040	(18,855)
		19,600		01/10/24	3 month KWCDC	3.475	(1,598)
	COP	24,640		04/16/24	3 month COP	5.920	232
	KRW	74,700		04/16/24	3 month KWCDC	3.295	(5,146)
Credit Suisse International (London)	BRL	1,090		01/04/16	13.130%	1 month Brazilian Interbank Deposit Average	837
	CLP	36,600		03/28/16	6 month CLICP	3.860	(759)
		42,120		04/28/17	6 month CLICP	3.980	(1,341)
		22,170		05/12/17	6 month CLICP	3.950	(667)
	BRL	170		01/02/18	11.120	1 month Brazilian Interbank Deposit Average	(1,889)
	CLP	10,000		03/26/19	6 month CLICP	4.540	(658)
	COP	95,320		04/15/19	3 month COP	5.110	17
		69,110		06/18/19	3 month COP	5.350	(178)
		28,560		12/04/19		4.900	219
Deutsche Bank AG	BRL	250		01/04/16	11.230	1 month Brazilian Interbank Deposit Average	(1,250)
		1,850		01/04/16	9.280	1 month Brazilian Interbank Deposit Average	(27,617)
		2,110		01/04/16	Overnight Brazilian Interbank Deposit Average	12.000	5,014
		1,880		01/02/17	12.842	Overnight Brazilian Interbank Deposit Average	228
	KRW	61,770		03/03/17	2.850	3 month KWCDC	970
		474,250		10/06/17	2.245	3 month KWCDC	1,629
		254,320		10/13/17	2.248	3 month KWCDC	923
		249,830		10/15/17	2.253	3 month KWCDC	944
		38,390		11/04/17	2.075	3 month KWCDC	(24)
	BRL	40		01/02/18	11.150	1 month Brazilian Interbank Deposit Average	(434)
	MXN	990		09/25/18	Mexico Interbank TIIE 28 Days	5.180	(492)
	CLP	17,660		04/10/19	6 month CLICP	4.430	(1,007)
	COP	14,300		06/17/19	Colombia IBR Overnight Interbank	5.320	(30)
	KRW	19,460		01/08/24	3 month KWCDC	3.470	(1,579)
		189,410		03/13/24	3 month KWCDC	3.330	(13,201)
		173,010		07/30/24	3 month KWCDC	2.905	(6,673)
	MXN	3,740	(a)	02/15/29	9.625	Mexico Interbank TIIE 28 Days	12,014
JPMorgan Securities, Inc.	THB	9,440		11/24/16	1.810	6 month Thai Baht	(371)
	BRL	1,520		01/02/17	1 month Brazilian Interbank Deposit Average	12.290	4,247
	COP	67,690		04/22/19	3 month COP	5.190	(70)
		42,130		12/04/19	3 month COP	4.880	339
	KRW	91,820		01/07/24	3 month KWCDC	3.471	(7,452)
		8,650		01/13/24	3 month KWCDC	3.465	(699)
		28,590		01/15/24	3 month KWCDC	3.445	(2,264)
		243,740		07/03/24	3 month KWCDC	2.965	(10,554)
		783,210	(a)	09/19/24	3 month KWCDC	3.126	(13,355)

GOLDMAN SACHS DYNAMIC EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS (continued)

				Rates Exchanged
Counterparty	Notional Amount (000s)		Termination Date	Payments Received	Payments Made	Unrealized Gain (Loss)*

Morgan Stanley & Co. International PLC	THB	4,410	11/28/16	1.820%	6 month Thai Baht	$(184)
	INR	18,980	12/22/16	7.350	6 Month MIBOR	(60)
	KRW	44,270	10/13/17	2.250	3 month KWCDC	164
		258,230	10/13/17	2.245	3 month KWCDC	920
		101,980	10/14/17	2.245	3 month KWCDC	366
		101,980	10/14/17	2.250	3 month KWCDC	379
		148,850	10/29/17	2.175	3 month KWCDC	303
	CLP	9,800	04/15/19	6 month CLICP	4.350%	(501)
	ZAR	6,350	07/23/20	7.490	3 month JIBAR	2,439
	BRL	150	01/04/21	1 month Brazilian Interbank Deposit Average	11.410	1,003
	KRW	20,540	01/09/24	3 month KWCDC	3.455	(1,643)
		60,475	01/20/24	3 month KWCDC	3.440	(4,724)

TOTAL						$(131,820)

*	There are no upfront payments on the swap contracts(s), therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2014.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	HUF	19,280		11/14/16	2.130%	6 month BUBOR	$—	$18
		18,210		11/14/16	2.140	6 month BUBOR	—	31
		58,740		11/21/16	2.110	6 month BUBOR	1	(23)
		34,060		11/25/16	2.050	6 month BUBOR	—	(173)
		39,570		11/26/16	2.070	6 month BUBOR	—	(143)
		36,380		11/27/16	2.035	6 month BUBOR	—	(226)
		45,550		12/05/16	2.070	6 month BUBOR	1	(159)
		41,600		12/09/16	2.100	6 month BUBOR	1	(53)
	ZAR	1,120		06/13/19	7.640	3 month JIBAR	1	1,326
		350		09/05/19	7.280	3 month JIBAR	(1)	(39)
		2,400		09/08/19	7.310	3 month JIBAR	(6)	(52)
		$500	(a)	03/18/20	3 month LIBOR	2.250%	(11,050)	1,960
		2,600	(a)	03/18/22	3 month LIBOR	2.500	(82,522)	18,191
	ZAR	750		03/14/24	3 month JIBAR	8.550	1	(3,006)
		690		12/18/24	3 month JIBAR	7.890	—	161
		$500	(a)	03/18/30	3 month LIBOR	3.250	(48,565)	4,149

TOTAL							$(142,139)	$21,962

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2014.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at December 31, 2014(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Purchased:
Bank of America Securities LLC	People’s Republic of China, 4.250%, 10/28/14	$30	(1.000)%	06/20/19	0.712%	$(160)	$(223)
Barclays Bank PLC		30	(1.000)	03/20/19	0.652	(110)	(327)
Citibank NA		480	(1.000)	03/20/19	0.652	(1,835)	(5,158)
		1,060	(1.000)	06/20/19	0.712	(7,042)	(6,483)
JPMorgan Securities, Inc.		30	(1.000)	03/20/19	0.652	(92)	(345)
		170	(1.000)	06/20/19	0.712	(880)	(1,289)
Protection Sold:
Barclays Bank PLC	Republic of Columbia 10.375%, 01/28/33	300	1.000	12/20/19	1.337	(12,384)	7,708
Citibank NA	Russian Federation 7.500%, 03/31/30	150	1.000	12/20/19	4.755	(19,173)	(4,473)

TOTAL						$(41,676)	$(10,590)

(b)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS DYNAMIC EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

TAX INFORMATION — At December 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$27,082,240

Gross unrealized gain	305,138
Gross unrealized loss	(1,771,330)

Net unrealized security loss	$(1,466,192)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments

December 31, 2014 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – 54.7%
Argentina – 1.4%
Republic of Argentina (NR/NR)
	$1,360,000	8.750%		06/02/17	$ 1,224,000
EUR	206,416	7.820	(a)	12/31/33	213,556
	$11,230,325	8.280	(a)	12/31/33	9,943,324
	44,876,000	0.000	(b)	12/15/35	3,231,263
EUR	114,605,341	0.000	(b)	12/15/35	9,638,136

					24,250,279

Azerbaijan – 1.2%
Republic of Azerbaijan (NR/Baa3)
	$6,590,000	4.750	(c)	03/18/24	6,491,150
	14,270,000	4.750		03/18/24	14,055,950

					20,547,100

Belarus – 0.2%
Republic of Belarus (B-/B3)
	3,979,000	8.750		08/03/15	3,700,470
	310,000	8.950		01/26/18	282,100

					3,982,570

Belize(c)(d) – 0.1%
Government of Belize (B-/NR)
	2,446,500	5.000		02/20/38	1,694,201

Brazil – 1.0%
Brazil Letras do Tesouro Nacional (BBB+/Baa2)(e)
BRL	19,103,000	0.000		01/01/16	6,357,886
Brazil Notas do Tesouro Nacional (BBB+/Baa2)
	9,520,073	6.000		08/15/40	3,498,828
Federal Republic of Brazil (BBB-/Baa2)
	$920,000	5.000		01/27/45	901,600
Federal Republic of Brazil (BBB+/Baa2)
BRL	14,530,313	6.000		08/15/50	5,324,609

					16,082,923

Bulgaria – 1.2%
Republic of Bulgaria (BB+/Baa2)
EUR	16,350,000	2.950		09/03/24	19,833,781

Colombia – 1.3%
Republic of Colombia (BBB/Baa2)
	$1,560,000	4.375		07/12/21	1,649,700
	440,000	8.125		05/21/24	584,100
	1,820,000	7.375		09/18/37	2,447,900
	2,222,000	6.125		01/18/41	2,655,290
	12,970,000	5.625		02/26/44	14,591,250

					21,928,240

Costa Rica – 0.9%
Republic of Costa Rica (BB/Ba1)
	390,000	9.995		08/01/20	497,250
	6,130,000	4.250		01/26/23	5,685,575
	1,900,000	4.375		04/30/25	1,689,100
	3,700,000	5.625	(c)	04/30/43	3,034,000
	1,740,000	5.625		04/30/43	1,426,800
	2,720,000	7.000		04/04/44	2,672,400

					15,005,125

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – (continued)
Croatia – 5.8%
Republic of Croatia (BB/Ba1)
	$11,327,000	6.250%		04/27/17	$ 12,034,937
	6,700,000	6.750		11/05/19	7,378,375
	850,000	6.625		07/14/20	936,063
	18,510,000	6.375		03/24/21	20,222,175
EUR	23,810,000	3.875		05/30/22	29,511,698
	$7,371,000	5.500		04/04/23	7,684,267
	19,262,000	6.000		01/26/24	20,754,805

					98,522,320

Dominican Republic – 4.1%
Dominican Republic (B+/B1)
	2,371,763	9.040		01/23/18	2,502,210
	3,320,000	7.500	(c)	05/06/21	3,635,400
	17,592,000	7.500		05/06/21	19,263,240
	8,830,000	6.600		01/28/24	9,426,025
	5,800,000	5.875		04/18/24	5,945,000
	1,500,000	8.625		04/20/27	1,762,500
	15,320,000	7.450	(c)	04/30/44	16,775,400
	1,360,000	7.450		04/30/44	1,489,200
Dominican Republic (NR/NR)
DOP	80,100,000	15.000		04/05/19	2,064,961
	20,700,000	16.000		07/10/20	559,417
	198,100,000	18.500	(c)	02/04/28	5,762,909
	11,200,000	18.500		02/04/28	325,818

					69,512,080

Ecuador – 0.1%
Ecuador Government International Bond (B+/NR)
	$225,000	7.950	(c)	06/20/24	192,375
	2,129,000	7.950		06/20/24	1,820,295

					2,012,670

Egypt – 0.5%
Republic of Egypt (B-/Caa1)
	8,530,000	5.750		04/29/20	8,904,041

El Salvador – 0.3%
El Salvador Government International Bond (B+/Ba3)
	690,000	7.375		12/01/19	767,625
	20,000	6.375	(c)	01/18/27	20,275
	1,870,000	8.250		04/10/32	2,145,825
	1,840,000	7.625		02/01/41	1,952,700

					4,886,425

Ethiopia(c) – 0.1%
Republic of Ethiopia (B/B1)
	2,210,000	6.625		12/11/24	2,149,225

Gabon – 0.5%
Republic of Gabon (BB-/NR)
	5,721,800	6.375	(c)	12/12/24	5,392,797
	2,352,000	6.375		12/12/24	2,216,760

					7,609,557

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – (continued)
Ghana – 0.9%
Republic of Ghana (B-/B2)
$3,609,000	8.500%		10/04/17	$ 3,581,932
2,990,000	7.875		08/07/23	2,735,850
6,620,000	8.125	(c)	01/18/26	6,057,300
3,800,000	8.125		01/18/26	3,477,000

				15,852,082

Guatemala – 0.6%
Republic of Guatemala (BB/Ba1)
3,300,000	5.750	(c)	06/06/22	3,555,750
1,350,000	5.750		06/06/22	1,454,625
1,910,000	4.875	(c)	02/13/28	1,910,000
3,945,000	4.875		02/13/28	3,945,000

				10,865,375

Honduras(c) – 1.3%
Republic of Honduras (B/B3)
12,410,000	8.750		12/16/20	13,744,075
8,170,000	7.500		03/15/24	8,517,225

				22,261,300

Indonesia – 3.1%
Perusahaan Penerbit SBSN (BB+/Baa3)
360,000	3.300		11/21/22	339,300
Perusahaan Penerbit SBSN (NR/Baa3)(c)
3,230,000	4.350		09/10/24	3,225,962
Republic of Indonesia (BB+/Baa3)
820,000	7.500		01/15/16	870,225
914,000	11.625		03/04/19	1,208,765
3,250,000	5.875		03/13/20	3,583,125
280,000	4.875		05/05/21	296,100
1,460,000	3.750		04/25/22	1,438,100
4,280,000	3.375		04/15/23	4,055,300
910,000	5.875		01/15/24	1,021,475
1,880,000	8.500		10/12/35	2,622,600
1,550,000	6.625		02/17/37	1,811,563
3,098,000	7.750	(c)	01/17/38	4,066,125
12,814,000	7.750		01/17/38	16,818,375
1,740,000	5.250		01/17/42	1,757,400
610,000	4.625		04/15/43	565,482
7,200,000	6.750		01/15/44	8,892,000

				52,571,897

Iraq – 0.6%
Republic of Iraq (NR/NR)
11,540,000	5.800		01/15/28	9,693,600

Jamaica – 0.2%
Government of Jamaica (B-/Caa3)
3,160,000	7.625		07/09/25	3,294,300

Kazakhstan(c) – 0.2%
Republic of Kazakhstan (BBB+/Baa2)
4,190,000	4.875		10/14/44	3,802,425

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – (continued)
Kenya – 0.3%
Republic of Kenya (B+/NR)
	$4,660,000	6.875	%(c)	06/24/24	$ 4,858,050
	787,000	6.875		06/24/24	820,448

					5,678,498

Lithuania – 2.4%
Republic of Lithuania (A-/Baa1)
	8,540,000	7.375		02/11/20	10,276,951
	11,240,000	6.125		03/09/21	13,165,974
	14,920,000	6.625		02/01/22	18,047,608

					41,490,533

Malaysia – 0.8%
Malaysia Government Bond (NR/NR)
MYR	38,000,000	4.181		07/15/24	10,851,709
Wakala Global Sukuk Bhd (A-/A3)
	$2,990,000	4.646		07/06/21	3,321,510

					14,173,219

Mexico – 2.5%
United Mexican States (A/A3)
MXN	47,790,116	5.000		06/16/16	3,442,483
	4,382,200	7.500		06/03/27	332,483
	10,713,200	8.500		05/31/29	879,940
United Mexican States (BBB+/A3)
	$1,816,000	3.625		03/15/22	1,858,676
	2,364,000	6.050		01/11/40	2,895,900
	8,940,000	4.750		03/08/44	9,364,650
	2,771,000	5.550		01/21/45	3,228,215
United Mexican States (NR/A3)
MXN	47,442,000	4.750		06/14/18	3,212,952
United Mexican States (NR/NR)(e)
	28,441,240	0.000		04/01/15	1,911,749
	114,890,030	0.000		01/15/15	7,770,347
	86,246,360	0.000		03/12/15	5,814,158
	20,981,220	0.000		03/19/15	1,411,871

					42,123,424

Netherlands – 0.2%
Republic of Mozambique (NR/B1)
	$3,985,000	6.305		09/11/20	3,865,450

Nigeria – 0.3%
Republic of Nigeria (BB-/NR)
	710,000	6.750		01/28/21	722,425
	4,670,000	6.375		07/12/23	4,599,950

					5,322,375

Pakistan – 1.0%
Islamic Republic of Pakistan (B-/Caa1)
	1,070,000	6.875	(c)	06/01/17	1,086,050
	1,830,000	6.875		06/01/17	1,857,450
	3,500,000	7.250	(c)	04/15/19	3,543,750
	2,550,000	8.250	(c)	04/15/24	2,620,125
	2,900,000	7.875		03/31/36	2,653,500
Islamic Republic of Pakistan (NR/Caa1)(c)
	4,400,000	6.750		12/03/19	4,306,500

					16,067,375

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – (continued)
Panama – 2.2%
Panama Notas del Tesoro (NR/NR)
	$920,000	4.875%		02/05/21	$ 969,689
Republic of Panama (BBB/Baa2)
	3,150,000	4.000		09/22/24	3,236,625
	4,438,000	8.875		09/30/27	6,424,005
	2,748,000	9.375	(f)	04/01/29	4,170,090
	17,340,000	6.700		01/26/36	22,411,950

					37,212,359

Paraguay – 0.9%
Republic of Paraguay (BB/Ba2)
	8,410,000	4.625	(c)	01/25/23	8,536,150
	4,410,000	4.625		01/25/23	4,369,825
	1,725,000	6.100	(c)	08/11/44	1,841,437

					14,747,412

Peru – 1.3%
Republic of Peru (BBB+/A3)
	2,932,000	7.350		07/21/25	3,884,900
	6,201,000	8.750		11/21/33	9,642,555
	1,120,000	6.550		03/14/37	1,447,600
	6,530,000	5.625		11/18/50	7,656,425

					22,631,480

Philippines – 1.5%
Republic of Philippines (BBB/Baa2)
	1,750,000	9.875		01/15/19	2,284,275
	5,869,000	8.375		06/17/19	7,446,294
	3,232,000	4.200		01/21/24	3,486,520
	5,550,000	7.750		01/14/31	7,992,000
	100,000	6.375		01/15/32	130,500
	2,590,000	6.375		10/23/34	3,467,362

					24,806,951

Romania – 0.9%
Republic of Romania (BBB-/Baa3)
EUR	2,210,000	4.875		11/07/19	3,095,399
	9,410,000	3.625		04/24/24	12,447,232

					15,542,631

Russia – 2.2%
Russian Federation Bond (BBB/Baa2)
RUB	90,220,000	7.000		08/16/23	1,006,751
Russian Federation (BBB/Baa2)
	106,640,000	7.050		01/19/28	1,098,875
Russian Federation (BBB-/Baa2)
	$21,000,000	4.500		04/04/22	18,322,500
	5,600,000	4.875		09/16/23	4,942,000
Russian Federation (BBB-/Baa2)(d)
	9,287,900	7.500		03/31/30	9,640,840
Russian Federation (BBB-/Baa2)
	3,000,000	5.875		09/16/43	2,535,000

					37,545,966

Principal Amount	Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – (continued)
Serbia – 0.2%
Republic of Serbia (BB-/B1)
$480,000	4.875%		02/25/20	$ 479,400
2,110,000	7.250		09/28/21	2,357,925

				2,837,325

South Africa – 1.5%
Republic of South Africa (BBB-/Baa2)
2,516,000	6.875		05/27/19	2,877,675
13,200,000	5.875		05/30/22	14,817,000
1,570,000	4.665		01/17/24	1,622,987
6,170,000	5.375		07/24/44	6,509,350

				25,827,012

Sri Lanka – 1.1%
Republic of Sri Lanka (B+/NR)
540,000	7.400	(c)	01/22/15	541,890
274,000	7.400		01/22/15	274,959
Republic of Sri Lanka (B+/B1)
5,310,000	6.000	(c)	01/14/19	5,513,320
1,130,000	6.000		01/14/19	1,173,268
600,000	5.125		04/11/19	606,000
3,670,000	6.250		10/04/20	3,825,975
3,560,000	6.250		07/27/21	3,720,200
2,110,000	5.875		07/25/22	2,141,650

				17,797,262

Turkey – 2.5%
Republic of Turkey (NR/Baa3)
2,970,000	7.000		03/11/19	3,400,650
4,240,000	5.625		03/30/21	4,658,700
4,190,000	5.750		03/22/24	4,682,325
610,000	8.000		02/14/34	837,225
9,331,000	6.875		03/17/36	11,582,104
1,880,000	6.750		05/30/40	2,328,850
9,050,000	6.000		01/14/41	10,294,375
3,720,000	6.625		02/17/45	4,598,850

				42,383,079

Ukraine – 1.6%
Financing of Infrastructural Projects State Enterprise (NR/Caa3)
4,990,000	8.375		11/03/17	2,819,350
2,430,000	9.000	(c)	12/07/17	1,385,108
2,400,000	9.000		12/07/17	1,368,007
2,030,000	7.400		04/20/18	1,126,650
Ukraine Government Bond (CCC-/Caa3)
12,461,000	6.250		06/17/16	7,792,804
5,160,000	6.580		11/21/16	3,096,000
7,240,000	9.250		07/24/17	4,380,200
4,000,000	6.750		11/14/17	2,400,000
1,670,000	7.750		09/23/20	985,300
1,420,000	7.950		02/23/21	837,800
2,000,000	7.800		11/28/22	1,160,000

				27,351,219

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Sovereign Debt Obligations – (continued)
Uruguay – 1.2%
Republic of Uruguay (BBB-/Baa2)
$2,407,707	4.500%	08/14/24	$ 2,546,150
18,262,828	5.100	06/18/50	18,536,771

			21,082,921

Venezuela – 1.8%
Republic of Venezuela (CCC+/Caa1)
12,290,000	9.000	05/07/23	5,591,950
27,811,600	8.250	10/13/24	12,237,104
8,770,000	7.650	04/21/25	3,793,025
7,547,000	9.250	09/15/27	3,565,957
6,908,000	9.250	05/07/28	3,074,060
5,750,000	9.375	01/13/34	2,587,500
820,000	7.000	03/31/38	338,250

			31,187,846

Vietnam(c) – 2.2%
Socialist Republic of Vietnam (BB-/B1)
18,860,000	6.750	01/29/20	21,076,050
15,722,000	4.800	11/19/24	16,174,007

			37,250,057

Zambia – 0.5%
Republic of Zambia (B+/NR)
9,391,000	5.375	09/20/22	8,639,720

TOTAL SOVEREIGN DEBT OBLIGATIONS			$ 930,825,630

Foreign Debt Obligation – 0.5%
Supranational – 0.5%
Corporacion Andina de Fomento (AA-/Aa3)
$7,564,000	4.375%	06/15/22	$ 8,136,871

Corporate Obligations – 31.4%
Azerbaijan – 0.5%
State Oil Company of the Azerbaijan Republic (BB+/Ba1)
$4,110,000	5.450%	02/09/17	$ 4,212,750
4,120,000	4.750	03/13/23	3,914,000

			8,126,750

Brazil – 2.3%
Banco do Brasil SA (BB-/Ba2)(b)(g)
8,620,000	9.000	06/29/49	7,973,500
Banco do Brasil SA (BB-/NR)(b)(g)
3,900,000	6.250	10/29/49	2,847,000
Banco do Estado do Rio Grande do Sul SA (NR/Ba1)
1,300,000	7.375	02/02/22	1,319,591
7,010,000	7.375 (c)	02/02/22	7,115,641
Brazil Minas SPE via State of Minas Gerais (BBB-/NR)
15,720,000	5.333 (c)	02/15/28	15,523,500
4,500,000	5.333	02/15/28	4,443,750
Independencia International Ltd. (NR/NR)(a)(c)
1,277,436	12.000	12/30/16	—
Raizen Energy Finance Ltd. (BBB/Baa3)
450,000	7.000	02/01/17	474,750

			39,697,732

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
British Virgin Islands(c) – 0.5%
Arcos Dorados Holdings, Inc. (NR/Ba3)
$4,297,000	6.625%		09/27/23	$ 4,135,863
Sinopec Group Overseas Development 2013 Ltd. (AA-/Aa3)
4,660,000	4.375		10/17/23	4,851,045

				8,986,908

Canada – 0.2%
Pacific Rubiales Energy Corp. (BB+/Ba2)(c)(g)
1,491,000	5.625		01/19/25	1,140,615
PTTEP Canada International Finance Ltd. (BBB+/Baa1)
1,150,000	6.350	(c)	06/12/42	1,356,135
1,130,000	6.350		06/12/42	1,320,371

				3,817,121

Chile – 4.6%
AES Gener SA (BBB-/Baa3)
1,320,000	5.250	(c)	08/15/21	1,395,900
4,719,000	5.250		08/15/21	4,990,343
AES Gener SA (NR/Ba2)(b)(c)(g)
2,030,000	8.375		12/18/73	2,182,250
Banco del Estado de Chile (AA-/Aa3)
3,550,000	4.125	(c)	10/07/20	3,718,625
1,510,000	3.875		02/08/22	1,525,100
2,340,000	3.875	(c)	02/08/22	2,363,400
Corpbanca SA (BBB/Baa3)(c)
7,311,000	3.875		09/22/19	7,311,000
E.CL SA (BBB/NR)
2,490,000	5.625	(c)	01/15/21	2,689,200
430,000	5.625		01/15/21	464,400
2,578,000	4.500	(c)	01/29/25	2,581,351
Embotelladora Andina SA (BBB/NR)(c)
1,500,000	5.000		10/01/23	1,560,000
Empresa de Transporte de Pasajeros Metro SA (AA-/NR)(c)
1,200,000	4.750		02/04/24	1,263,000
Empresa Electrica Angamos SA (NR/Baa3)(c)
17,420,000	4.875		05/25/29	17,115,150
ENTEL Chile SA (BBB/Baa2)
6,720,000	4.875	(c)	10/30/24	6,820,800
910,000	4.875		10/30/24	923,650
GNL Quintero SA (BBB/Baa2)
12,930,000	4.634	(c)	07/31/29	13,076,109
1,060,000	4.634		07/31/29	1,071,978
Sociedad Quimica y Minera de Chile SA (BBB/Baa1)
1,360,000	5.500		04/21/20	1,472,200
2,333,000	3.625		04/03/23	2,225,215
3,991,000	4.375	(c)(g)	01/28/25	3,941,113

				78,690,784

Colombia – 1.0%
Banco de Bogota SA (BBB-/Baa1)
4,324,000	5.000		01/15/17	4,507,770
1,450,000	5.000	(c)	01/15/17	1,511,625
Bancolombia SA (NR/Baa2)
4,000,000	5.950		06/03/21	4,270,000
Ecopetrol SA (BBB/Baa2)
1,280,000	7.375		09/18/43	1,378,176
Empresas Publicas de Medellin ESP (NR/Baa3)
2,469,000	7.625		07/29/19	2,901,075

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Colombia – (continued)
Transportadora de Gas Internacional SA ESP (BBB-/Baa3)(g)
	$1,940,000	5.700%		03/20/22	$ 2,027,300

					16,595,946

Costa Rica – 1.2%
Banco de Costa Rica (NR/Ba1)
	4,870,000	5.250	(c)	08/12/18	4,924,787
	1,010,000	5.250		08/12/18	1,021,363
Banco Nacional de Costa Rica (NR/Ba1)
	4,490,000	4.875	(c)	11/01/18	4,512,450
	380,000	4.875		11/01/18	381,900
	9,180,000	6.250	(c)	11/01/23	9,134,100

					19,974,600

Croatia(c) – 0.0%
Hrvatska Elektroprivreda (BB-/Ba2)
	290,000	6.000		11/09/17	298,700

Dominican Republic(d)(g) – 0.2%
Aeropuertos Dominicanos Siglo XXI SA (B/B1)
	2,812,000	9.750		11/13/19	2,699,520

Ecuador(b) – 0.5%
EP PetroEcuador via Noble Sovereign Funding I, Ltd. (B+/NR)
	9,350,000	5.885		09/24/19	8,087,750

Guatemala(g) – 0.2%
Central American Bottling Corp. (BB/Ba2)
	2,560,000	6.750	(c)	02/09/22	2,713,600
	1,274,000	6.750		02/09/22	1,350,440

					4,064,040

Hong Kong – 3.5%
Biostime International Holdings Ltd. (NR/NR)(e)
HKD	16,000,000	0.000		02/20/19	1,779,577
China Unicom Ltd. (NR/NR)
CNH	26,830,000	4.000		04/16/17	4,290,634
CITIC Ltd. (BBB+/A3)
	$36,820,000	6.800		01/17/23	42,555,337
CITIC Pacific Ltd. (BBB+/A3)
	2,850,000	6.875		01/21/18	3,153,547
	1,400,000	6.375		04/10/20	1,560,092
	530,000	6.625		04/15/21	604,933
Metropolitan Light International Ltd. (NR/NR)(g)
	4,220,000	5.250		01/17/18	4,251,650
Sun Hung Kai Properties Capital Market Ltd. (A+/A1)
	2,130,000	4.500		02/14/22	2,271,901

					60,467,671

Hungary(c) – 0.2%
MFB Magyar Fejlesztesi Bank Zrt (NR/Ba1)
	2,510,000	6.250		10/21/20	2,778,143

Indonesia – 0.4%
Pertamina Persero PT (BB+/Baa3)
	4,980,000	5.625	(c)	05/20/43	4,683,391
	200,000	5.625		05/20/43	188,088
	1,200,000	6.450	(c)	05/30/44	1,242,000

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Indonesia – (continued)
Perusahaan Gas Negara Persero Tbk PT (BB+/Baa3)(c)
	$1,040,000	5.125%		05/16/24	$ 1,066,000

					7,179,479

Ireland – 0.9%
AHML Finance Ltd. (BBB-/Baa2)(c)
RUB	103,900,000	7.750		02/13/18	1,145,275
EDC Finance Ltd. (BB+/NR)(c)
	$2,270,000	4.875		04/17/20	1,430,100
MTS International Funding Ltd. (BBB-/Baa3)
	5,273,000	5.000		05/30/23	4,112,940
Phosagro OAO via Phosagro Bond Funding Ltd. (NR/Baa3)
	3,830,000	4.204	(c)	02/13/18	3,255,500
	1,510,000	4.204		02/13/18	1,283,500
Sibur Securities Ltd. (NR/Ba1)
	5,020,000	3.914	(c)	01/31/18	4,066,200
	520,000	3.914		01/31/18	421,200
Uralkali OJSC via Uralkali Finance Ltd. (NR/Baa3)(c)
	580,000	3.723		04/30/18	487,200

					16,201,915

Israel – 0.2%
Delek & Avner Tamar Bond Ltd. (BBB-/Baa3)(c)
	1,200,000	2.803		12/30/16	1,191,000
	1,200,000	3.839		12/30/18	1,197,000
Israel Electric Corp. Ltd. (BBB-/Baa3)
	730,000	5.625	(c)	06/21/18	774,713
	950,000	7.250		01/15/19	1,066,375

					4,229,088

Ivory Coast – 0.3%
Agromercantil Senior Trust (BB/NR)(c)
	3,420,000	6.250		04/10/19	3,475,165
Comcel Trust (NR/Ba1)(g)
	330,000	6.875		02/06/24	344,850
Comunicaciones Celulares SA (NR/Ba1)(c)(g)
	810,000	6.875		02/06/24	846,450

					4,666,465

Kazakhstan – 2.0%
Kazakhstan Temir Zholy Finance BV (BBB-/Baa3)
	1,200,000	6.950	(c)	07/10/42	1,155,000
	200,000	6.950		07/10/42	192,500
Kazatomprom (NR/Baa3)
	700,000	6.250	(c)	05/20/15	694,750
	1,780,000	6.250		05/20/15	1,766,650
KazMunayGas National Co. (BBB-/Baa3)
	2,100,000	11.750	(c)	01/23/15	2,105,250
	4,300,000	11.750		01/23/15	4,310,750
	2,220,000	9.125		07/02/18	2,419,800
	3,480,000	4.875	(c)	05/07/25	3,071,100
	8,049,000	5.750	(c)	04/30/43	6,723,330
	3,278,000	5.750		04/30/43	2,738,113
	10,460,000	6.000	(c)	11/07/44	8,891,000

					34,068,243

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Luxembourg – 3.0%
Altice Financing SA (BB-/B1)(c)(g)
	$1,680,000	6.500%		01/15/22	$ 1,633,800
Gazprom Neft OAO Via GPN Capital SA (BBB-/Baa2)
	3,258,000	4.375		09/19/22	2,378,340
	14,080,000	6.000	(c)	11/27/23	11,193,600
	8,230,000	6.000		11/27/23	6,542,850
MHP SA (CCC-/NR)
	2,040,000	8.250		04/02/20	1,366,800
Millicom International Cellular SA (NR/Ba2)(c)(g)
	2,450,000	4.750		05/22/20	2,309,125
Tupy Overseas SA (BB-/NR)(g)
	4,880,000	6.625	(c)	07/17/24	4,782,400
	340,000	6.625		07/17/24	327,590
Wind Acquisition Finance SA (BB/Ba3)(g)
EUR	3,000,000	4.000	(c)	07/15/20	3,548,835
	150,000	4.000		07/15/20	177,442
Wind Acquisition Finance SA (NR/Ba3)(c)(g)
	$2,340,000	4.750		07/15/20	2,220,075
Wind Acquisition Finance SA (B/Caa1)(g)
EUR	4,490,000	7.000		04/23/21	5,324,463
	$9,730,000	7.375	(c)	04/23/21	9,127,956

					50,933,276

Mexico – 1.7%
America Movil SAB de CV (A-/A2)
MXN	19,010,000	6.000		06/09/19	1,288,731
Cemex SAB de CV (B+/NR)(c)(g)
EUR	1,770,000	4.750		01/11/22	2,096,276
GEO Maquinaria (D/NR)(a)
	$483,261	9.625		05/02/21	38,661
	371,739	9.625	(c)	05/02/21	26,021
Gruma SAB de CV (BB+/NR)(c)(g)
	3,330,000	4.875		12/01/24	3,411,086
Grupo Cementos de Chihuahua SAB de CV (B+/NR)(c)(g)
	710,000	8.125		02/08/20	752,600
Metalsa SA de CV (BB+/NR)(c)
	3,540,000	4.900		04/24/23	3,256,800
Petroleos Mexicanos (BBB+/A3)
	9,030,000	6.375		01/23/45	10,158,750
Sixsigma Networks Mexico SA de CV (BB-/B1)(c)(g)
	4,090,000	8.250		11/07/21	4,151,350
Trust F/1401 (NR/Baa2)
	2,110,000	6.950	(c)	01/30/44	2,284,075
	1,010,000	6.950		01/30/44	1,093,325

					28,557,675

Netherlands – 0.8%
Greenko Dutch BV (B/NR)(g)
	4,530,000	8.000	(c)	08/01/19	3,982,096
	1,670,000	8.000		08/01/19	1,468,014
Listrindo Capital BV (BB-/Ba2)(g)
	2,722,000	6.950		02/21/19	2,870,812
Lukoil International Finance BV (BBB-/Baa2)
	1,730,000	3.416		04/24/18	1,470,500
	1,270,000	7.250		11/05/19	1,193,800
	1,650,000	6.125		11/09/20	1,468,500
	620,000	4.563		04/24/23	489,800
VimpelCom Holdings BV (BB/Ba3)
	680,000	7.504		03/01/22	540,600

					13,484,122

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Paraguay – 0.9%
Banco Continental SAECA (BB/Ba2)(g)
$1,900,000	8.875	%(c)	10/15/17	$ 1,995,000
3,550,000	8.875		10/15/17	3,780,187
Banco Regional SAECA (BB-/Ba2)
6,070,000	8.125	(c)	01/24/19	6,479,300
905,000	8.125		01/24/19	966,024
Telefonica Celular del Paraguay SA (NR/Ba3)(g)
1,970,000	6.750		12/13/22	2,058,650

				15,279,161

Peru – 1.3%
Abengoa Transmision Sur SA (BBB-/NR)
6,100,000	6.875	(c)	04/30/43	6,755,750
1,260,000	6.875		04/30/43	1,395,450
Corp Financiera de Desarrollo SA (BBB+/NR)
389,000	4.750	(c)	02/08/22	404,560
4,208,000	4.750		02/08/22	4,376,320
Corp Lindley S.A. (BB+/NR)
1,630,000	6.750	(c)	11/23/21	1,772,625
5,980,000	6.750		11/23/21	6,503,250
120,000	4.625	(c)	04/12/23	116,400

				21,324,355

Philippines – 0.8%
Alliance Global Group, Inc. (NR/NR)
1,500,000	6.500		08/18/17	1,605,000
Development Bank of Philippines (BBB/NR)
1,610,000	5.500		03/25/21	1,748,862
Energy Development Corp. (NR/NR)
6,795,000	6.500		01/20/21	7,372,575
San Miguel Corp. (NR/NR)(g)
3,954,000	4.875		04/26/23	3,657,450

				14,383,887

Singapore – 0.4%
Bumi Investment Pte Ltd. (D/Ca)(a)(g)
1,150,000	10.750		10/06/17	247,250
Olam International Ltd. (NR/NR)
5,190,000	6.750	(g)	01/29/18	5,345,700
400,000	7.500		08/12/20	440,500

				6,033,450

Thailand(b)(c)(g) – 0.2%
PTT Exploration & Production PCL (BBB-/Baa3)
4,270,000	4.875		12/29/49	4,227,300

Turkey – 0.2%
Export Credit Bank of Turkey (BB+/Baa3)
270,000	5.375	(c)	11/04/16	281,475
2,240,000	5.375		11/04/16	2,335,200
Hazine Mustesarligi Varlik Kiralama AS (NR/Baa3)
208,000	2.803		03/26/18	206,679

				2,823,354

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
United Arab Emirates – 0.8%
Dolphin Energy Ltd. (NR/A1)
	$1,759,912	5.888%	06/15/19	$ 1,920,258
	2,980,000	5.500	12/15/21	3,345,348
Ruwais Power Co. PJSC (A-/A3)
	5,990,000	6.000 (c)	08/31/36	6,888,500
	830,000	6.000	08/31/36	954,500

				13,108,606

United Kingdom – 0.1%
Ukreximbank Via Biz Finance PLC (NR/Caa3)
	3,440,000	8.750	01/22/18	1,892,030

United States – 1.1%
Brazil Loan Trust 1 (BBB-/NR)
	13,430,000	5.477 (c)	07/24/23	13,665,025
	3,019,000	5.477	07/24/23	3,071,833
New Cotai LLC/New Cotai Capital Corp. (NR/NR)(c)(g)(h)
	1,142,220	10.625	05/01/19	1,222,175

				17,959,033

Venezuela – 1.3%
Petroleos de Venezuela SA (CCC+/NR)
	12,880,000	9.000	11/17/21	5,602,800
	3,380,000	6.000	05/16/24	1,275,950
	43,245,000	6.000	11/15/26	15,784,425

				22,663,175

Vietnam(g) – 0.1%
Debt and Asset Trading Corp. (NR/NR)
	1,960,000	1.000	10/10/25	1,078,000

TOTAL CORPORATE OBLIGATIONS				$ 534,378,279

Agency Debentures – 3.4%
FFCB
	$23,470,000	0.375%	10/07/15	$ 23,487,297
FHLB
	12,500,000	0.000 (e)	02/18/15	12,499,588
	22,500,000	0.125	11/18/15	22,465,935

TOTAL AGENCY DEBENTURES				$ 58,452,820

Structured Note – 0.5%
Brazil – 0.5%
Notas do Tesouro Nacional Series B (Issuer HSBC Corp.) (NR/NR)
BRL	24,301,238	6.000%	08/15/40	$ 8,931,218

Municipal Debt Obligations – 2.4%
Puerto Rico – 2.4%
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB (Senior Lien) Series 2008 A (BB-/Caa1)
	$1,525,000	6.000%	07/01/44	$ 1,079,243

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Debt Obligations – (continued)
Puerto Rico – (continued)
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB (Senior Lien) Series 2012 A (BB-/Caa1)
$305,000	5.125%	07/01/37	$ 204,097
640,000	5.250	07/01/42	437,728
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB (Senior Lien) Series 2012 D (BB-/Caa1)
305,000	5.000	07/01/33	209,822
Puerto Rico Commonwealth GO Bonds Refunding Public Improvement Series 2006 A (BB/B2)
80,000	5.250	07/01/23	61,684
Puerto Rico Commonwealth GO Bonds Refunding Public Improvement Series 2009 B (BB/B2)
1,385,000	5.750	07/01/38	1,007,754
Puerto Rico Commonwealth GO Bonds Refunding Public Improvement Series 2012 A (BB/B2)
1,210,000	5.500	07/01/26	914,893
Puerto Rico Commonwealth GO Bonds Series 2008 A (BB/B2)
1,315,000	5.375	07/01/33	941,027
Puerto Rico Commonwealth GO Bonds Series 2014 A (BB/B2)
17,325,000	8.000	07/01/35	15,095,619
Puerto Rico Highways & Transportation Authority RB Refunding Series 2007 CC (AA/A2)
125,000	5.250	07/01/36	126,775
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2009 A (BBB-/B1)
4,600,000	5.500	08/01/22	4,080,476
3,725,000	5.250	08/01/27	2,939,546
340,000	0.000 (d)	08/01/32	258,587
4,950,000	5.750	08/01/37	3,675,523
1,960,000	6.500	08/01/44	1,567,804
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2010 A (BBB-/B1)
8,465,000	5.500	08/01/37	6,169,969
900,000	5.375	08/01/39	630,054
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2010 C (BBB-/B1)
660,000	6.000	08/01/39	500,194
1,365,000	5.250	08/01/41	950,695
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2011 A-1 (BBB-/B1)
470,000	5.000	08/01/43	313,227
15,000	5.250	08/01/43	10,354

TOTAL MUNICIPAL DEBT OBLIGATIONS			$ 41,175,071

U.S. Treasury Obligations – 3.5%
United States Treasury Notes
$34,500,000	1.625%	12/31/19	$ 34,448,939
25,300,000	2.125	12/31/21	25,545,916

TOTAL U.S. TREASURY OBLIGATIONS			$ 59,994,855

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT			$1,641,894,744

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(i) – 1.1%
Repurchase Agreement – 1.1%
Joint Repurchase Agreement Account II
$18,800,000	0.082%	01/02/15	$ 18,800,000

TOTAL INVESTMENTS – 97.5%			$1,660,694,744

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.5%			42,030,556

NET ASSETS – 100.0%			$1,702,725,300

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security is currently in default and/or non-income producing.

(b)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at December 31, 2014.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $433,607,762, which represents approximately 25.5% of net assets as of December 31, 2014.

(d)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at December 31, 2014.

(e)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(f)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect at December 31, 2014.

(g)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(h)	Pay-in-kind securities.

(i)	Joint repurchase agreement was entered into on December 31, 2014. Additional information appears in the Notes to the Schedule of Investments section.

Security ratings disclosed, if any, are obtained from by Standard & Poor’s/Moody’s Investor Service. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Currency Abbreviations:
BRL	— Brazilian Real
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
COP	— Colombian Peso
DOP	— Dominican Peso
EUR	— Euro
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
PHP	— Philippine Peso
PLN	— Polish Zloty
RUB	— Russian Ruble
SGD	— Singapore Dollar
TRY	— Turkish Lira
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
GO	— General Obligation
KLIBOR	— Kuala Lumpur Interbank Offered Rate
KWCDC	— South Korean Won Certificate of Deposit
LIBOR	— London Interbank Offered Rate
NR	— Not Rated
RB	— Revenue Bond
TIIE	— La Tasa de Interbank Equilibrium Interest Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2014, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Bank of America NA	EUR/HUF	03/18/15	$5,220,867	$45,416
	IDR/USD	01/20/15	2,321,693	124,093
	USD/COP	01/09/15	3,644,424	264,106
	USD/EUR	03/18/15	2,805,092	65,248
Barclays Bank PLC	CNH/USD	03/18/15	5,684,951	19,360
	EUR/PLN	03/18/15	5,231,877	63,468
	USD/CNH	03/18/15	11,649,343	94,657
	USD/MYR	01/09/15	1,726,006	5,158
	USD/SGD	03/18/15	5,518,456	114,278
	USD/ZAR	03/18/15	2,799,345	52,655
BNP Paribas SA	MYR/USD	01/20/15	2,749,047	2,047
	USD/JPY	03/18/15	2,766,996	40,004
Citibank NA (London)	USD/BRL	01/15/15	2,282,600	35,298
	USD/BRL	01/23/15	22,000,702	1,035,855
	USD/JPY	03/18/15	5,351,760	143,240
	USD/RUB	01/26/15	2,534,399	289,601
	ZAR/USD	03/18/15	2,840,515	9,015
Credit Suisse International (London)	USD/COP	01/09/15	4,218,068	115,552
Deutsche Bank AG (London)	EUR/HUF	03/18/15	3,132,698	29,521
	MXN/USD	03/18/15	5,572,930	10,930
	USD/CNH	03/18/15	16,522,316	152,794
	USD/MXN	01/20/15	8,361,503	197,724
	USD/MYR	01/09/15	8,629,318	141,682
	USD/SGD	03/18/15	5,517,411	93,552
	USD/ZAR	03/18/15	3,114,568	120,582
HSBC Bank PLC	CNH/USD	03/18/15	31,532,868	103,311
	MYR/USD	01/20/15	2,748,703	1,703
	USD/BRL	01/13/15	8,824,281	276,002
	USD/CNH	03/18/15	37,428,365	255,754
	USD/MYR	01/09/15	2,904,637	14,090
	USD/SGD	03/18/15	10,674,176	92,824
	USD/TRY	03/18/15	2,797,681	138,319
JPMorgan Chase Bank (London)	IDR/USD	01/20/15	2,929,752	148,752
	USD/BRL	01/15/15	4,824,705	107,633
	USD/EUR	01/28/15	77,307,737	1,622,351
	USD/EUR	03/18/15	23,180,616	673,008
	USD/JPY	03/18/15	2,802,348	29,152
	USD/MXN	03/18/15	2,665,745	26,255
	USD/ZAR	03/18/15	2,841,843	14,157
Morgan Stanley & Co. International PLC	BRL/USD	01/09/15	2,824,022	77,022
	BRL/USD	01/15/15	5,648,013	86,013
	RUB/USD	01/20/15	8,841,421	598,921
	USD/BRL	01/09/15	2,803,068	52,932
	USD/BRL	01/15/15	2,791,808	15,692
	USD/RUB	01/20/15	2,225,388	15,612
	USD/RUB	01/23/15	4,521,002	308,649
	USD/TRY	03/18/15	11,099,864	315,136
	ZAR/USD	03/18/15	2,852,291	40,291
Royal Bank of Canada	BRL/USD	01/09/15	5,661,301	167,301
	BRL/USD	01/16/15	22,592,272	96,272
	USD/BRL	01/09/15	7,089,070	232,259
	USD/BRL	01/12/15	2,792,474	39,026
	USD/MYR	01/09/15	13,712,163	73,835

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Royal Bank of Scotland PLC	USD/HKD	01/08/15	$1,466,204	$306
	USD/MXN	01/20/15	29,100,954	1,329,400
Standard Chartered Bank	BRL/USD	01/09/15	2,853,138	106,138
	USD/CNH	03/18/15	11,232,730	81,656
	USD/EUR	03/18/15	2,789,955	66,464
	USD/ZAR	03/18/15	2,770,572	81,428
State Street Bank and Trust	USD/CNH	03/18/15	10,419,594	87,743
	USD/MXN	03/18/15	5,532,047	180,953
UBS AG (London)	BRL/USD	01/16/15	2,816,860	5,860
	BRL/USD	01/26/15	2,882,172	49,172
	USD/BRL	01/09/15	4,695,287	159,947
	USD/BRL	01/13/15	2,806,945	49,055
	USD/BRL	01/16/15	8,339,009	289,211
	USD/BRL	01/23/15	2,769,675	9,325
	USD/CNH	03/18/15	10,710,401	88,106
	USD/PLN	03/18/15	5,532,050	297,409
	USD/ZAR	03/18/15	2,832,594	23,406
	ZAR/USD	03/18/15	2,776,538	29,538
Westpac Banking Corp.	KRW/USD	01/30/15	2,473,194	47,930
	USD/EUR	03/18/15	48,337,796	875,938
	USD/SGD	03/18/15	5,880,301	129,448

TOTAL				$12,876,541

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Bank of America NA	COP/USD	01/09/15	$5,667,442	$(121,058)
	EUR/USD	03/18/15	9,724,884	(282,625)
	USD/IDR	01/20/15	2,851,111	(70,111)
Barclays Bank PLC	HUF/USD	03/18/15	5,335,898	(344,275)
	JPY/USD	03/18/15	5,752,289	(51,308)
	MYR/USD	01/20/15	5,486,981	(8,019)
	USD/IDR	01/20/15	2,244,075	(75,075)
	USD/PHP	01/13/15	3,488,996	(19,259)
BNP Paribas SA	EUR/USD	03/18/15	5,611,395	(109,232)
	HUF/USD	03/18/15	5,752,289	(365,180)
	JPY/USD	03/18/15	2,692,383	(54,617)
Citibank NA (London)	EUR/USD	03/18/15	14,121,122	(330,930)
	JPY/USD	03/18/15	2,781,060	(25,940)
	TRY/USD	03/18/15	6,139,042	(274,502)
	USD/IDR	01/16/15	2,845,796	(34,796)
Credit Suisse International (London)	COP/USD	01/09/15	848,724	(31,276)
	RUB/USD	01/26/15	2,274,468	(659,532)
	USD/CLP	01/09/15	1,799,230	(7,050)
Deutsche Bank AG (London)	HUF/USD	03/18/15	5,324,603	(303,780)
	MXN/USD	03/18/15	8,346,664	(24,336)
	PLN/EUR	03/18/15	5,594,442	(155,676)
	PLN/USD	03/18/15	5,556,294	(326,706)
	RUB/USD	01/26/15	815,212	(75,384)
	USD/COP	01/09/15	1,022,495	(23,297)
	USD/IDR	01/20/15	2,873,194	(92,194)
	ZAR/USD	03/18/15	3,524,036	(164,189)
HSBC Bank PLC	CNH/USD	03/18/15	20,941,143	(8,857)
	INR/USD	01/12/15	7,822,527	(130,313)
	KRW/USD	01/30/15	2,338,099	(87,687)
JPMorgan Chase Bank (London)	EUR/USD	03/18/15	2,803,276	(51,096)
	JPY/USD	03/18/15	2,724,295	(14,705)
	MXN/USD	03/18/15	3,995,830	(62,854)
	USD/TRY	03/18/15	5,588,574	(94,574)
Merrill Lynch International Bank Ltd.	TRY/USD	03/18/15	7,840,712	(318,115)

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Morgan Stanley & Co. International PLC	INR/USD	01/27/15	$5,772,899	$(103,101)
	MXN/USD	01/20/15	733,714	(16,596)
	TRY/USD	03/18/15	5,834,719	(246,985)
	USD/BRL	01/16/15	5,495,014	(64,014)
	USD/RUB	01/20/15	3,341,118	(191,268)
Royal Bank of Canada	MXN/USD	03/18/15	11,523,669	(604,008)
	TRY/USD	03/18/15	5,572,981	(215,077)
Royal Bank of Scotland PLC	INR/USD	01/15/15	6,334,125	(121,360)
	INR/USD	01/27/15	5,731,835	(127,165)
	USD/TRY	03/18/15	5,676,946	(114,946)
Standard Chartered Bank	CLP/USD	01/09/15	4,761,919	(89,840)
	TRY/USD	03/18/15	4,933,979	(224,022)
	USD/CLP	01/09/15	888,316	(6,317)
	USD/KRW	01/09/15	2,896,271	(44,272)
	USD/KRW	01/15/15	5,647,255	(33,256)
	USD/PHP	01/12/15	2,304,346	(16,159)
	ZAR/USD	03/18/15	2,504,691	(123,621)

TOTAL				$(7,140,555)

FUTURES CONTRACTS — At December 31, 2014, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Eurodollars	584	June 2015	$145,364,900	$33,376
Eurodollars	292	September 2015	72,525,500	35,271
Ultra Long U.S. Treasury Bonds	99	March 2015	16,353,563	435,958
5 Year German Euro-Bobl	89	March 2015	14,030,435	93,549
10 Year German Euro-Bund	(348)	March 2015	(65,636,462)	(1,082,704)
2 Year U.S. Treasury Notes	270	March 2015	59,020,313	(48,318)
5 Year U.S. Treasury Notes	1,464	March 2015	174,113,063	(93,191)
10 Year U.S. Treasury Notes	(651)	March 2015	(82,544,766)	258,830
20 Year U.S. Treasury Bonds	417	March 2015	60,282,562	1,202,596

TOTAL				$835,367

SWAP CONTRACTS — At December 31, 2014, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

				Rates Exchanged
	Notional
Counterparty	Amount (000s)		Termination Date	Payments Received	Payments Made	Unrealized Gain (Loss)*

Bank of America Securities LLC	KRW	7,739,660	11/04/17	2.060%	3 month KWCDC	$(7,977)
		733,290	01/16/24	3 month KWCDC	3.445%	(58,226)
	MXN	14,640	03/03/26	6.930	Mexico Interbank TIIE 28 Days	60,908
Barclays Bank PLC	KRW	1,000,000	08/09/23	3 month KWCDC	3.440	(75,593)
	MYR	6,800	08/14/23	3 month KLIBOR	4.485	(26,171)
Citibank NA	KRW	4,820,980	03/07/17	2.875	3 month KWCDC	77,907
		18,832,760	10/06/17	2.238	3 month KWCDC	61,559
		4,044,740	10/14/17	2.240	3 month KWCDC	13,965
		11,197,640	10/28/17	2.173	3 month KWCDC	22,170
	MYR	18,970	09/17/18	3 month KLIBOR	3.830	26,879
		11,920	09/24/18	3 month KLIBOR	3.785	22,234
		20,280	11/19/18	3 month KLIBOR	3.915	13,048
		9,040	11/21/18	3 month KLIBOR	3.960	2,256

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS (continued)

					Rates Exchanged
Counterparty	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Unrealized Gain (Loss)*

Citibank NA (continued)	BRL	5,910		01/04/21	10.730%	1 month Brazilian Interbank Deposit Average	$(89,869)
	KRW	12,731,400		08/08/23	3 month KWCDC	3.450%	(979,720)
		2,069,140		08/16/23	3 month KWCDC	3.485	(164,270)
		2,648,200		08/21/23	3 month KWCDC	3.625	(236,881)
	MYR	14,950		11/15/23	3 month KLIBOR	4.450	(43,627)
Credit Suisse International (London)	BRL	7,820		01/04/21	11.040	1 month Brazilian Interbank Deposit Average	(88,409)
Deutsche Bank Securities, Inc		15,170		01/04/16	11.230	1 month Brazilian Interbank Deposit Average	(75,852)
		64,600		01/04/16	11.650	1 month Brazilian Interbank Deposit Average	(219,916)
		84,590		01/04/16	1 month Brazilian Interbank Deposit Average	12.000	200,994
	KRW	4,252,430		03/03/17	2.850	3 month KWCDC	66,795
		13,070,940		10/06/17	2.245	3 month KWCDC	44,903
		4,409,170		10/13/17	2.247	3 month KWCDC	15,999
		15,112,030		10/15/17	2.252	3 month KWCDC	57,129
		4,623,360		11/04/17	2.075	3 month KWCDC	(2,923)
	MYR	19,420		09/13/18	3 month KLIBOR	3.920	9,942
	MXN	60,090		09/25/18	Mexico Interbank TIIE 28 Days	5.180	(29,861)
	MYR	16,090		11/14/18	3 month KLIBOR	3.880	17,064
	KRW	21,700,000	(a)	12/21/22	3 month KWCDC	3.390	(747,235)
		1,400,000	(a)	01/08/23	3 month KWCDC	3.390	(47,842)
	MYR	5,830		08/14/23	3 month KLIBOR	4.490	(23,051)
JPMorgan Securities, Inc.	KRW	38,314,470		03/05/17	2.889	3 month KWCDC	632,226
	MYR	11,150		12/11/18	3 month KLIBOR	3.972	2,168
	KRW	3,387,950		08/13/23	3 month KWCDC	3.415	(252,156)
	MYR	6,450		08/15/23	3 month KLIBOR	4.520	(29,444)
	KRW	2,607,840		08/19/23	3 month KWCDC	3.563	(221,674)
	MYR	9,260		09/26/23	3 month KLIBOR	4.330	(3,027)
	KRW	770,160		12/23/23	3 month KWCDC	3.470	(60,801)
		3,270,720		01/07/24	3 month KWCDC	3.471	(265,454)
		977,430		01/13/24	3 month KWCDC	3.465	(78,927)
		1,936,610		01/15/24	3 month KWCDC	3.445	(153,365)
		50		01/16/24	3 month KWCDC	3.457	(4)
		2,699,030		01/27/24	3 month KWCDC	3.383	(201,401)
Morgan Stanley & Co. International PLC		767,460		10/13/17	2.250	3 month KWCDC	2,836
		4,476,810		10/13/17	2.245	3 month KWCDC	15,947
		3,709,820		10/14/17	2.245	3 month KWCDC	13,302
		3,709,830		10/14/17	2.250	3 month KWCDC	13,796
		4,258,740		10/28/17	2.167	3 month KWCDC	7,810
	MYR	23,990		11/20/18	3 month KLIBOR	3.934	12,522
	KRW	6,983,920	(a)	12/11/22	3 month KWCDC	3.260	(205,067)
		18,128,470	(a)	12/12/22	3 month KWCDC	3.290	(554,205)
		18,128,470	(a)	12/13/22	3 month KWCDC	3.300	(560,750)
		33,000,000	(a)	01/08/23	3 month KWCDC	3.380	(1,114,461)
		2,022,340		08/16/23	3 month KWCDC	3.485	(160,555)
		1,611,030		01/09/24	3 month KWCDC	3.455	(128,898)

TOTAL							$(5,493,253)

*	There are no upfront payments on the swap contracts(s), therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2014.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

				Rates Exchanged		Market Value
Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

MXN	103,600		09/25/18	Mexico Interbank TIIE 28 Days	5.190%	$29	$(54,025)
	$70,100	(a)	03/18/20	3 month LIBOR	2.250	(1,529,442)	254,947
	46,200	(a)	03/18/22	3 month LIBOR	2.500	(1,413,908)	270,796
	38,600	(a)	03/18/30	3 month LIBOR	3.250	(3,622,681)	193,754

TOTAL						$(6,566,002)	$665,472

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2014.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at December 31, 2014(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Purchased:
Bank of America Securities LLC	People’s Republic of China, 4.25%, 10/28/2014	$1,100	(1.000)%	03/20/19	0.652%	$(1,755)	$(14,270)
		2,680	(1.000)	06/20/19	0.712	(14,720)	(19,475)
Barclays Bank PLC		4,140	(1.000)	03/20/19	0.652	(13,665)	(46,644)
		3,350	(1.000)	09/20/19	0.765	(45,933)	9,159
Citibank NA		35,020	(1.000)	03/20/19	0.652	(127,289)	(382,870)
		37,840	(1.000)	06/20/19	0.712	(163,793)	(319,039)
JPMorgan Securities, Inc.		10,100	(1.000)	03/20/19	0.652	(52,623)	(94,510)
		4,400	(1.000)	06/20/19	0.712	(24,212)	(31,932)
		7,400	(1.000)	09/20/19	0.765	(101,486)	20,254
Protection Sold:
Bank of America Securities LLC	Russian Federation 7.500%, 03/31/30	5,500	1.000	12/20/19	4.755	(968,271)	101,248
	Federative Republic of Brazil 12.250%, 03/06/30	7,380	1.000	12/20/24	2.535	(801,361)	(105,985)
Barclays Bank PLC	Russian Federation 7.500%, 03/31/30	9,730	1.000	12/20/19	4.755	(1,216,953)	(316,888)
	Republic of Colombia 10.375%, 01/28/33	10,640	1.000	12/20/19	1.337	(439,211)	273,361
Citibank NA	Russian Federation 7.500%, 03/31/30	7,310	1.000	12/20/19	4.755	(934,393)	(217,958)
	Federative Republic of Brazil 12.250%, 03/06/30	4,000	1.000	09/20/24	2.520	(311,274)	(167,049)
JPMorgan Securities, Inc.		900	1.000	06/20/24	2.503	(71,479)	(33,024)
Morgan Stanley & Co. International PLC		2,000	1.000	06/20/24	2.503	(184,294)	(47,933)

TOTAL						$(5,472,712)	$(1,393,555)

(b)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

TAX INFORMATION — At December 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,718,730,236

Gross unrealized gain	32,660,805
Gross unrealized loss	(90,696,297)

Net unrealized security loss	$(58,035,492)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments

December 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – 90.4%
Aerospace & Defense(a) – 0.3%
Huntington Ingalls Industries, Inc. (BB+/Ba2)
$4,950,000	5.000%	12/15/21	$ 5,036,625
Moog, Inc. (BB/Ba3)
11,350,000	5.250	12/01/22	11,491,875

			16,528,500

Airlines – 0.6%
Air Canada (B-/B3)(a)
5,700,000	8.750	04/01/20	6,115,530
Air Canada (BB+/Ba2)(a)
2,446,413	5.375	11/15/22	2,495,463
Air Canada (BB-/Ba3)(a)
6,850,000	6.750	10/01/19	7,141,125
Continental Airlines 2012-3 Class C Pass Thru Certificates (B+/Ba3)
8,100,000	6.125	04/29/18	8,505,000
United Airlines 2014-1 Class B Pass Through Trust (BB+/NR)
3,950,000	4.750	10/11/23	3,900,625

			28,157,743

Automotive – 0.4%
Chrysler Group LLC (B/B1)
15,000,000	8.000	06/15/19	15,862,500
5,000,000	8.250	06/15/21	5,537,500
General Motors Liquidation Co. (NR/NR)(b)
2,000,000	7.700	04/15/16	—
7,125,000	7.125	07/15/13	—
1,000,000	8.800	03/01/49	—
14,500,000	8.375	07/15/49	—

			21,400,000

Automotive Parts – 1.5%
American Axle & Manufacturing, Inc. (B+/B2)
3,000,000	5.125	02/15/19	3,052,500
5,000,000	6.250	03/15/21	5,250,000
Dana Holding Corp. (BB+/B2)
5,750,000	5.500	12/15/24	5,821,875
Gates Global LLC (B/Caa2)(a)
30,000,000	6.000	07/15/22	28,725,000
Schaeffler Finance BV (BB-/Ba2)(a)
9,800,000	4.250	05/15/21	9,653,000
Schaeffler Holding Finance BV (B/B1)(a)(c)
7,200,000	6.875	08/15/18	7,524,000
13,000,000	6.750	11/15/22	13,585,000

			73,611,375

Banks – 3.5%
Bank of America Corp. (BB/Ba3)(d)
11,700,000	6.250	09/05/49	11,583,000
16,600,000	6.500	10/23/49	16,932,000
Barclays Bank PLC (B/NR)(d)
6,200,000	8.250	12/15/49	6,370,500
Citigroup, Inc. (BB/Ba3)(d)
15,000,000	6.300	12/29/49	14,775,000
14,000,000	5.900	12/31/49	13,755,000
Credit Suisse Group AG (BB/NR)(a)(d)
23,050,000	7.500	12/11/49	23,856,750
10,000,000	6.250	12/31/49	9,550,000

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Banks – (continued)
HSBC Holdings PLC (NR/Baa3)(d)
	$13,500,000	6.375%		09/17/49	$ 13,635,000
JPMorgan Chase & Co. (BBB-/Ba1)(d)
	4,500,000	5.000		07/01/49	4,402,966
	23,000,000	6.100		10/01/49	23,000,000
Lloyds Banking Group PLC (B+/NR)(d)
	12,000,000	7.500		12/31/49	12,120,000
Nordea Bank AB (BBB/NR)(a)(d)
	6,600,000	5.500		09/23/49	6,509,250
Royal Bank of Scotland Group PLC (BB/Ba3)
	2,530,000	6.125		12/15/22	2,753,667
	8,470,000	6.100		06/10/23	9,162,187
Royal Bank of Scotland PLC (BB+/NR)(d)
	8,850,000	9.500		03/16/22	10,057,282

					178,462,602

Building Materials – 1.1%
Atrium Windows & Doors, Inc. (B-/Caa1)(a)
	11,150,000	7.750		05/01/19	9,366,000
Builders FirstSource, Inc. (B/Caa1)(a)
	7,000,000	7.625		06/01/21	7,140,000
Gibraltar Industries, Inc. (BB-/NR)
	4,000,000	6.250		02/01/21	4,080,000
Hardwoods Acquisition, Inc. (B/B3)(a)
	6,930,000	7.500		08/01/21	6,826,050
Masonite International Corp. (BB-/B3)(a)
	2,350,000	8.250		04/15/21	2,508,625
Safway Group Holding LLC/Safway Finance Corp. (B+/B3)(a)
	2,900,000	7.000		05/15/18	2,755,000
Summit Materials LLC/Summit Materials Finance Corp. (B-/Caa1)
	6,400,000	10.500		01/31/20	7,088,000
Transfield Services Ltd. (B+/Ba3)(a)
	4,350,000	8.375		05/15/20	4,632,750
Zachry Holdings, Inc. (B+/B2)(a)
	8,850,000	7.500		02/01/20	8,872,125

					53,268,550

Capital Goods – 0.2%
Dynacast International LLC/Dynacast Finance, Inc. (B/B2)
	8,000,000	9.250		07/15/19	8,580,000
Sensata Technologies BV (BB+/Ba3)(a)
	3,300,000	5.625		11/01/24	3,407,250

					11,987,250

Chemicals – 2.4%
Ashland, Inc. (BB/Ba1)
	6,450,000	3.875		04/15/18	6,514,500
	11,000,000	4.750		08/15/22	11,000,000
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding BV (B+/B1)
EUR	7,000,000	5.750		02/01/21	8,894,716
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding BV (B-/Caa1)(a)
	$7,265,000	7.375		05/01/21	7,664,575
Eagle Spinco, Inc. (BB/Ba3)
	15,000,000	4.625		02/15/21	14,212,500
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC (CCC/Caa2)
	22,000,000	8.875		02/01/18	19,580,000
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC (CCC/Caa3)
	5,000,000	9.000		11/15/20	3,575,000
Huntsman International LLC (B+/B1)
	10,000,000	4.875		11/15/20	9,925,000
	10,800,000	5.125	(a)	11/15/22	10,611,000

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Chemicals – (continued)
Momentive Performance Materials, Inc. (B/NR)(b)
$13,000,000	3.880%	10/24/21	$ 10,985,000
Rockwood Specialties Group, Inc. (BBB-/Ba1)
8,825,000	4.625	10/15/20	9,089,750
SPCM SA (BB+/Ba3)(a)
4,900,000	6.000	01/15/22	5,096,000
WR Grace & Co. (BB+/Ba3)(a)
3,000,000	5.125	10/01/21	3,071,250
2,150,000	5.625	10/01/24	2,241,375

			122,460,666

Conglomerates – 0.3%
Park-Ohio Industries, Inc. (B-/B3)
14,650,000	8.125	04/01/21	15,492,375

Construction Machinery – 1.3%
Accudyne Industries Borrower/Accudyne Industries LLC (CCC+/Caa1)(a)
5,900,000	7.750	12/15/20	5,516,500
Cleaver-Brooks, Inc. (B/B2)(a)
5,150,000	8.750	12/15/19	5,433,250
DH Services Luxembourg Sarl (CCC+/Caa1)(a)
15,250,000	7.750	12/15/20	16,241,250
Mcron Finance Sub LLC/Mcron Finance Corp. (B/B1)(a)
4,560,000	8.375	05/15/19	4,833,600
Milacron LLC/Mcron Finance Corp. (B-/Caa1)(a)
13,000,000	7.750	02/15/21	13,260,000
The Manitowoc Co., Inc. (BB-/B2)
6,000,000	8.500	11/01/20	6,510,000
5,000,000	5.875	10/15/22	5,081,250
Waterjet Holdings, Inc. (B/B2)(a)
8,200,000	7.625	02/01/20	8,425,500

			65,301,350

Consumer Products - Household & Leisure – 1.0%
Radio Systems Corp. (B/B3)(a)
9,000,000	8.375	11/01/19	9,675,000
Serta Simmons Holdings LLC (CCC+/Caa1)(a)
7,000,000	8.125	10/01/20	7,437,500
Spectrum Brands, Inc. (B/B3)
3,750,000	6.375	11/15/20	3,918,750
4,000,000	6.625	11/15/22	4,250,000
Springs Industries, Inc. (B/B2)
8,450,000	6.250	06/01/21	8,259,875
The Sun Products Corp. (CCC/Caa2)(a)
18,000,000	7.750	03/15/21	15,210,000
Visant Corp. (CCC+/Caa2)
2,641,000	10.000	10/01/17	2,291,068

			51,042,193

Consumer Products - Industrial – 1.8%
HD Supply, Inc. (B+/B1)(a)
16,950,000	5.250	12/15/21	17,246,625
HD Supply, Inc. (CCC+/B3)
10,200,000	11.000	04/15/20	11,526,000
HD Supply, Inc. (CCC+/Caa2)
30,922,000	7.500	07/15/20	32,468,100
18,000,000	11.500	07/15/20	20,610,000
WESCO Distribution, Inc. (BB-/B1)
10,000,000	5.375	12/15/21	10,075,000

			91,925,725

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Consumer Products - Non Durable – 1.7%
Anna Merger Sub, Inc. (CCC+/Caa1)(a)
$12,350,000	7.750%		10/01/22	$ 12,411,750
APX Group, Inc. (B/Ba3)
12,000,000	6.375		12/01/19	11,430,000
APX Group, Inc. (CCC+/Caa1)
5,000,000	8.750		12/01/20	4,262,500
Constellation Brands, Inc. (BB+/Ba1)
10,000,000	3.750		05/01/21	9,950,000
12,500,000	4.250		05/01/23	12,421,875
3,150,000	4.750		11/15/24	3,181,500
Prestige Brands, Inc. (B-/Caa1)
3,700,000	8.125		02/01/20	3,922,000
6,350,000	5.375	(a)	12/15/21	6,238,875
Sally Holdings LLC (BB+/Ba2)
150,000	6.875		11/15/19	159,375
21,000,000	5.750		06/01/22	22,260,000
650,000	5.500		11/01/23	682,500

				86,920,375

Emerging Markets(a) – 0.5%
Digicel Group Ltd. (NR/Caa1)
11,800,000	8.250		09/30/20	11,446,000
5,000,000	7.125		04/01/22	4,650,000
Digicel Ltd. (NR/B1)
8,000,000	7.000		02/15/20	7,920,000

				24,016,000

Energy - Coal – 0.3%
Arch Coal, Inc. (CCC+/B3)(a)
2,050,000	8.000		01/15/19	1,137,750
Arch Coal, Inc. (CCC+/Caa1)
3,000,000	7.000		06/15/19	885,000
7,950,000	9.875		06/15/19	2,703,000
Peabody Energy Corp. (B-/B2)
7,250,000	4.750		12/15/41	3,766,375
Peabody Energy Corp. (BB-/Ba3)
10,000,000	6.000		11/15/18	9,100,000

				17,592,125

Energy - Exploration & Production – 7.1%
Antero Resources Corp. (BB/B1)(a)
7,900,000	5.125		12/01/22	7,465,500
Antero Resources Finance Corp. (BB/B1)
8,550,000	5.375		11/01/21	8,272,125
Berry Petroleum Co. (BB-/B1)
12,000,000	6.375		09/15/22	9,210,000
Chaparral Energy, Inc. (B-/B3)
7,000,000	9.875		10/01/20	4,690,000
3,175,000	8.250		09/01/21	2,159,000
10,000,000	7.625		11/15/22	6,550,000
Chesapeake Energy Corp. (BB+/Ba1)
3,800,000	6.625		08/15/20	4,066,000
850,000	6.875		11/15/20	918,000
3,050,000	6.125		02/15/21	3,202,500
12,650,000	5.750		03/15/23	13,061,125
Concho Resources, Inc. (BB+/Ba3)
760,000	7.000		01/15/21	801,800
2,550,000	6.500		01/15/22	2,677,500
6,900,000	5.500		10/01/22	6,934,500
7,000,000	5.500		04/01/23	7,035,000
CrownRock LP/CrownRock Finance, Inc. (B/Caa1)(a)
16,000,000	7.125		04/15/21	15,000,000

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Energy - Exploration & Production – (continued)
Diamondback Energy, Inc. (B-/B3)
$5,000,000	7.625%		10/01/21	$ 4,881,250
Gulfmark Offshore, Inc. (BB-/B1)
9,250,000	6.375		03/15/22	6,914,375
Halcon Resources Corp. (CCC+/Caa1)
7,800,000	9.750		07/15/20	5,889,000
13,700,000	8.875		05/15/21	10,309,250
4,300,000	9.250		02/15/22	3,160,500
Kodiak Oil & Gas Corp. (BB+/Ba2)
12,000,000	8.125		12/01/19	12,240,000
5,000,000	5.500		02/01/22	5,012,500
Laredo Petroleum, Inc. (B/B2)
14,850,000	9.500		02/15/19	14,850,000
3,000,000	5.625		01/15/22	2,625,000
3,389,000	7.375		05/01/22	3,185,660
Linn Energy LLC/Linn Energy Finance Corp. (B/B1)
9,000,000	6.250		11/01/19	7,605,000
2,850,000	7.750		02/01/21	2,401,125
Magnum Hunter Resources Corp. (CCC/NR)
25,000,000	9.750		05/15/20	19,562,500
MEG Energy Corp. (BB/B1)(a)
7,500,000	6.500		03/15/21	6,900,000
22,550,000	6.375		01/30/23	20,125,875
11,000,000	7.000		03/31/24	10,065,000
Memorial Production Partners LP/Memorial Production Finance Corp. (B-/Caa1)
17,000,000	7.625		05/01/21	13,600,000
2,200,000	6.875	(a)	08/01/22	1,655,500
Oasis Petroleum, Inc. (B+/B2)
12,500,000	6.875		03/15/22	11,375,000
Resolute Energy Corp. (CCC/Caa1)
12,600,000	8.500		05/01/20	6,300,000
Rosetta Resources, Inc. (BB-/B1)
7,300,000	5.625		05/01/21	6,661,250
5,450,000	5.875		06/01/24	4,850,500
RSP Permian, Inc. (B-/B3)(a)
5,650,000	6.625		10/01/22	5,282,750
Samson Investment Co. (CCC/Caa1)
20,000,000	9.750		02/15/20	8,300,000
Seven Generations Energy Ltd. (CCC+/B3)(a)
8,000,000	8.250		05/15/20	7,680,000
SM Energy Co. (BB/Ba2)
10,000,000	6.500		11/15/21	9,700,000
28,000,000	5.000		01/15/24	24,360,000
Vanguard Natural Resourses LLC/VNR Finance Corp. (B/B3)
15,000,000	7.875		04/01/20	12,975,000
Whiting Petroleum Corp. (BB+/Ba2)
2,350,000	5.000		03/15/19	2,191,375
17,200,000	5.750		03/15/21	15,738,000
Whiting Petroleum Corp. (BB-/Ba3)
2,450,000	6.500		10/01/18	2,401,000

				360,840,460

Energy - Services – 0.5%
Atwood Oceanics, Inc. (BB/Ba3)
6,000,000	6.500		02/01/20	5,400,000
CVR Refining LLC/Coffeyville Finance, Inc. (B+/B2)
7,500,000	6.500		11/01/22	7,162,500
FTS International, Inc. (B/B2)(a)
7,250,000	6.250		05/01/22	5,220,000
Trinidad Drilling Ltd. (BB/B1)(a)
10,000,000	7.875		01/15/19	9,200,000

				26,982,500

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Entertainment & Leisure – 0.8%
Carmike Cinemas, Inc. (BB/B1)
$4,300,000	7.375%		05/15/19	$ 4,558,000
Churchill Downs, Inc. (BB/B1)
9,650,000	5.375		12/15/21	9,505,250
Regal Entertainment Group (B-/B3)
10,100,000	5.750		03/15/22	9,645,500
Viking Cruises Ltd. (B+/B3)(a)
11,079,000	8.500		10/15/22	12,020,715
WMG Acquisition Corp. (B/Caa1)(a)
5,000,000	6.750		04/15/22	4,387,500

				40,116,965

Environmental – 0.6%
ADS Waste Holdings, Inc. (CCC+/Caa2)
20,000,000	8.250		10/01/20	20,000,000
Casella Waste Systems, Inc. (CCC+/Caa1)
12,500,000	7.750		02/15/19	12,656,250

				32,656,250

Finance – 6.0%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (BB+/Ba2)(a)
10,000,000	3.750		05/15/19	9,912,500
Aircastle Ltd. (BB+/Ba3)
5,600,000	4.625		12/15/18	5,600,000
8,000,000	6.250		12/01/19	8,460,000
Ally Financial, Inc. (BB+/B1)
20,000,000	6.250		12/01/17	21,650,000
4,217,000	8.000		03/15/20	4,976,060
6,000,000	5.125		09/30/24	6,120,000
16,000,000	8.000		11/01/31	20,360,000
CIT Group, Inc. (BB-/Ba3)
4,500,000	5.000		05/15/17	4,657,500
9,950,000	5.250		03/15/18	10,397,750
16,000,000	5.500	(a)	02/15/19	16,880,000
7,500,000	3.875		02/19/19	7,462,500
2,042,000	5.375		05/15/20	2,149,205
Harbinger Group, Inc. (B+/Ba3)
14,800,000	7.875		07/15/19	15,725,000
International Lease Finance Corp. (BB+/Ba2)
15,550,000	5.875		04/01/19	16,677,375
8,450,000	6.250		05/15/19	9,231,625
5,000,000	4.625		04/15/21	5,100,000
International Lease Finance Corp. (BBB-/Ba1)(a)
4,900,000	7.125		09/01/18	5,488,000
Jefferies Finance LLC/JFIN Co-Issuer Corp. (NR/B1)(a)
1,000,000	7.500		04/15/21	927,500
Jefferies Finance LLC/JFIN Co-Issuer Corp. (B/B1)(a)
9,150,000	7.375		04/01/20	8,509,500
4,500,000	6.875		04/15/22	4,128,750
Jefferies LoanCore LLC/JLC Finance Corp. (B/B2)(a)
8,000,000	6.875		06/01/20	7,340,000
Nationstar Mortgage LLC/Nationstar Capital Corp. (B+/B2)
7,700,000	6.500		08/01/18	7,334,250
8,000,000	7.875		10/01/20	7,680,000
14,450,000	6.500		07/01/21	13,149,500
Navient Corp. (BB/Ba3)
15,900,000	5.500		01/15/19	16,218,000
10,000,000	4.875		06/17/19	10,025,000
12,000,000	8.000		03/25/20	13,290,000
4,400,000	5.000		10/26/20	4,345,000
5,350,000	6.125		03/25/24	5,256,375
1,200,000	5.625		08/01/33	912,000

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Finance – (continued)
OneMain Financial Holdings, Inc. (B+/B2)(a)
	$7,050,000	6.750%		12/15/19	$ 7,208,625
Rialto Holdings LLC/Rialto Corp. (B/B2)(a)
	11,300,000	7.000		12/01/18	11,497,750
Speedy Cash Intermediate Holdings Corp. (B/Caa1)(a)
	13,500,000	10.750		05/15/18	13,263,750
Synovus Financial Corp. (BB-/Ba3)
	3,150,000	7.875		02/15/19	3,504,375

					305,437,890

Food – 1.6%
B&G Foods, Inc. (BB-/B1)
	8,000,000	4.625		06/01/21	7,800,000
Bumble Bee Holding, Inc. (B/B3)(a)
	497,000	9.000		12/15/17	523,092
Cott Beverages, Inc. (B-/B3)(a)
	10,000,000	5.375		07/01/22	9,175,000
Post Holdings, Inc. (B/B2)
	25,000,000	6.750	(a)	12/01/21	24,437,500
	11,050,000	7.375		02/15/22	11,105,250
	6,050,000	6.000	(a)	12/15/22	5,656,750
Shearer’s Foods LLC/Chip Finance Corp. (B/B1)(a)
	6,957,000	9.000		11/01/19	7,583,130
The WhiteWave Foods Co. (BB-/B1)
	3,050,000	5.375		10/01/22	3,133,875
Wells Enterprises, Inc. (B+/B3)(a)
	9,196,000	6.750		02/01/20	9,448,890

					78,863,487

Gaming – 4.6%
Caesars Entertainment Operating Co., Inc. (CCC-/Caa3)
	25,450,000	9.000		02/15/20	18,705,750
Downstream Development Authority of the Quapaw Tribe of Oklahoma (B/B3)(a)
	10,700,000	10.500		07/01/19	9,924,250
Gala Electric Casinos PLC (CCC+/Caa2)
GBP	700,000	11.500		06/01/19	1,131,999
GLP Capital LP/GLP Financing II, Inc. (BBB-/Ba1)
	$16,895,000	4.875		11/01/20	17,148,425
	15,000,000	5.375		11/01/23	15,450,000
Marina District Finance Co., Inc. (B+/B2)
	5,000,000	9.875		08/15/18	5,237,500
MGM Resorts International (B+/B3)
	5,000,000	10.000		11/01/16	5,550,000
	24,750,000	6.750		10/01/20	25,987,500
	27,900,000	6.625		12/15/21	29,225,250
	19,000,000	7.750		03/15/22	21,090,000
	15,180,000	6.000		03/15/23	15,255,900
New Red Finance, Inc. (B-/Caa1)(a)
	26,250,000	6.000		04/01/22	26,906,250
River Cree Enterprises LP (B-/NR)(a)
CAD	7,200,000	11.000		01/20/21	6,699,446
Scientific Games International, Inc. (B/Caa1)(a)
	$13,800,000	10.000		12/01/22	12,661,500
Scientific Games International, Inc. (BB-/Ba3)(a)
	4,500,000	7.000		01/01/22	4,556,250
Seminole Hard Rock Entertainment, Inc. (BB-/B2)(a)
	12,850,000	5.875		05/15/21	12,721,500
Wynn Macau Ltd. (BB/Ba2)(a)
	5,700,000	5.250		10/15/21	5,400,750

					233,652,270

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Health Care - Medical Products – 0.6%
DJO Finance LLC/DJO Finance Corp. (CCC/Caa2)
$5,000,000	9.750%	10/15/17	$ 5,000,000
DJO Finance LLC/DJO Finance Corp. (CCC+/Caa1)
5,000,000	9.875	04/15/18	5,100,000
Fresenius Medical Care US Finance II, Inc. (BB+/Ba2)(a)
8,650,000	5.625	07/31/19	9,255,500
4,505,000	5.875	01/31/22	4,882,294
Fresenius Medical Care US Finance, Inc. (BB+/Ba2)(a)
4,550,000	5.750	02/15/21	4,868,500
Fresenius US Finance II, Inc. (BB+/Ba1)(a)
3,450,000	4.250	02/01/21	3,484,500

			32,590,794

Health Care - Pharmaceuticals(a) – 1.0%
Valeant Pharmaceuticals International, Inc. (B/B1)
5,147,000	6.750	08/15/18	5,468,688
25,000,000	6.375	10/15/20	26,125,000
6,000,000	7.500	07/15/21	6,495,000
10,000,000	5.625	12/01/21	10,125,000
50,000	7.250	07/15/22	53,250

			48,266,938

Health Care - Services – 5.8%
21st Century Oncology, Inc. (CCC/Caa3)
10,700,000	9.875	04/15/17	9,737,000
Amsurg Corp. (B-/B3)(a)
6,150,000	5.625	07/15/22	6,303,750
CHS/Community Health Systems, Inc. (B-/B3)
29,000,000	6.875	02/01/22	30,740,000
CHS/Community Health Systems, Inc. (BB/Ba2)
20,000,000	5.125	08/15/18	20,700,000
5,000,000	5.125	08/01/21	5,212,500
Crimson Merger Sub, Inc. (CCC+/Caa1)(a)
26,000,000	6.625	05/15/22	23,270,000
Envision Healthcare Corp. (B/B3)(a)
4,700,000	5.125	07/01/22	4,688,250
Halyard Health, Inc. (B+/B2)(a)
2,450,000	6.250	10/15/22	2,499,000
HCA Holdings, Inc. (B-/B2)
4,750,000	6.250	02/15/21	5,070,625
HCA, Inc. (B-/B2)
34,000,000	7.500	02/15/22	38,760,000
HCA, Inc. (BB/NR)
26,750,000	5.250	04/15/25	27,953,750
HCA, Inc. (BB/Ba2)
3,000,000	3.750	03/15/19	3,007,500
43,500,000	6.500	02/15/20	48,665,625
10,000,000	5.000	03/15/24	10,300,000
Lifepoint Hospitals, Inc. (BB-/Ba2)
20,000,000	5.500	12/01/21	20,500,000
MPT Operating Partnership LP/MPT Finance Corp. (BBB-/Ba1)
19,500,000	6.875	05/01/21	20,865,000
14,200,000	6.375	02/15/22	15,194,000

			293,467,000

Home Construction – 2.5%
Beazer Homes USA, Inc. (CCC/Caa2)
2,900,000	5.750	06/15/19	2,798,500
4,300,000	7.500	09/15/21	4,321,500
3,150,000	7.250	02/01/23	3,055,500

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Home Construction – (continued)
Brookfield Residential Properties, Inc. (BB-/B2)(a)
$10,000,000	6.500%	12/15/20	$ 10,437,500
2,650,000	6.125	07/01/22	2,743,280
Century Communities, Inc. (B/B3)(a)
5,075,000	6.875	05/15/22	5,075,000
CPG Merger Sub LLC (CCC+/Caa2)(a)
5,700,000	8.000	10/01/21	5,828,250
D.R. Horton, Inc. (BB/Ba1)
7,000,000	3.750	03/01/19	6,912,500
3,000,000	4.750	02/15/23	2,970,000
Lennar Corp. (BB/Ba3)
2,000,000	6.950	06/01/18	2,185,000
7,600,000	4.500	06/15/19	7,562,000
8,300,000	4.500	11/15/19	8,258,500
3,000,000	4.750	11/15/22	2,925,000
Meritage Homes Corp. (BB-/Ba3)
3,000,000	7.150	04/15/20	3,232,500
5,000,000	7.000	04/01/22	5,312,500
Ryland Group Co. (BB-/B1)
5,000,000	5.375	10/01/22	4,900,000
Standard Pacific Corp. (B+/B1)
6,000,000	6.250	12/15/21	6,195,000
The Ryland Group, Inc. (BB-/B1)
6,000,000	0.250	06/01/19	5,609,982
Toll Brothers Finance Corp. (BB+/Ba1)
5,000,000	5.875	02/15/22	5,362,500
5,850,000	4.375	04/15/23	5,718,375
TRI Pointe Holdings, Inc. (BB-/B1)(a)
6,250,000	4.375	06/15/19	6,171,875
5,400,000	5.875	06/15/24	5,400,000
William Lyon Homes, Inc. (B-/B3)(a)
10,250,000	7.000	08/15/22	10,301,250
Woodside Homes Co. LLC/Woodside Homes Finance, Inc. (B/B3)(a)
3,625,000	6.750	12/15/21	3,597,812

			126,874,324

Life Insurance(a) – 0.3%
Fidelity & Guaranty Life Holdings, Inc. (BB-/Ba3)
7,000,000	6.375	04/01/21	7,350,000
Nippon Life Insurance Co. (A-/A3)(d)
8,650,000	5.100	10/16/44	9,039,250

			16,389,250

Lodging – 0.3%
Felcor Lodging LP (B-/B2)
7,300,000	5.625	03/01/23	7,300,000
New Cotai LLC/New Cotai Capital Corp. (NR/NR)(a)(c)
7,848,108	10.625	05/01/19	8,397,476

			15,697,476

Machinery – 0.6%
AECOM Technology Corp. (BB-/Ba3)(a)
3,850,000	5.750	10/15/22	3,980,141
7,000,000	5.875	10/15/24	7,209,566
Constellation Enterprises LLC (CCC+/Caa1)(a)
8,870,000	10.625	02/01/16	6,940,775
Dresser-Rand Group, Inc. (B+/Ba3)
8,000,000	6.500	05/01/21	8,580,000
EnPro Industries, Inc. (BB-/B1)(a)
4,450,000	5.875	09/15/22	4,466,688

			31,177,170

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Media - Broadcasting & Radio – 2.6%
Entercom Radio LLC (B-/Caa1)
	$9,700,000	10.500%		12/01/19	$ 10,573,000
Gannett Co., Inc. (BB+/Ba1)
	7,000,000	5.125		07/15/20	7,122,500
iHeartCommunications, Inc. (CCC+/Caa1)
	15,000,000	9.000		12/15/19	14,812,500
iHeartCommunications, Inc. (CCC-/NR)(c)
	13,000,000	14.000		02/01/21	10,660,000
iHeartCommunications, Inc. (CCC-/Ca)
	3,800,000	10.000		01/15/18	3,258,500
Lamar Media Corp. (BB-/Ba2)
	7,000,000	5.375		01/15/24	7,227,500
Nexstar Broadcasting, Inc. (B/B3)
	10,050,000	6.875		11/15/20	10,452,000
Nielsen Finance LLC/Nielsen Finance Co. (BB/B1)
	5,000,000	4.500		10/01/20	5,018,750
Sirius XM Radio, Inc. (BB/B1)(a)
	400,000	4.250		05/15/20	394,000
	3,900,000	5.875		10/01/20	4,026,750
	12,000,000	5.750		08/01/21	12,300,000
	9,750,000	6.000		07/15/24	9,969,375
Univision Communications, Inc. (B+/B2)(a)
	20,000,000	6.750		09/15/22	21,450,000
	4,200,000	5.125		05/15/23	4,284,000
Univision Communications, Inc. (CCC+/Caa2)(a)
	10,400,000	8.500		05/15/21	11,076,000

					132,624,875

Media - Cable – 4.9%
Adelphia Communications Corp. (NR/NR)(b)
	2,000,000	10.250		06/15/49	15,000
CCO Holdings LLC/CCO Holdings Capital Corp. (B+/B1)
	750,000	7.000		01/15/19	779,063
	5,500,000	7.375		06/01/20	5,830,000
	10,000,000	6.500		04/30/21	10,500,000
	10,000,000	6.625		01/31/22	10,650,000
	19,100,000	5.750		09/01/23	19,291,000
CCOH Safari LLC (NR/B1)
	5,650,000	5.500		12/01/22	5,713,563
	25,900,000	5.750		12/01/24	26,191,375
Cequel Communications Holdings I LLC/Cequel Capital Corp. (B-/B3)(a)
	19,700,000	5.125		12/15/21	19,144,250
CSC Holdings LLC (BB/Ba2)
	5,100,000	8.625		02/15/19	5,941,500
	7,650,000	6.750		11/15/21	8,434,125
	10,000,000	5.250	(a)	06/01/24	10,050,000
DISH DBS Corp. (BB-/Ba3)
	5,400,000	4.250		04/01/18	5,521,500
	800,000	7.875		09/01/19	910,000
	22,000,000	6.750		06/01/21	23,595,000
DISH DBS Corp. (BB-/Ba3)(a)
	14,100,000	5.875		11/15/24	14,170,500
Harron Communications LP/Harron Finance Corp. (BB-/B3)(a)
	6,730,000	9.125		04/01/20	7,327,287
Midcontinent Communications & Midcontinent Finance Corp. (B-/B3)(a)
	7,500,000	6.250		08/01/21	7,575,000
Numericable Group SA (B+/Ba3)(a)
	22,000,000	6.000		05/15/22	22,220,000
UPC Holding BV (B/B2)(a)
CHF	12,350,000	6.750		03/15/23	13,545,125
Virgin Media Finance PLC (B/B2)(a)
	$4,000,000	6.375		04/15/23	4,190,000
Virgin Media Secured Finance PLC (BB-/Ba3)(a)
	16,000,000	5.375		04/15/21	16,600,000
VTR Finance BV (B+/B1)(a)
	10,000,000	6.875		01/15/24	10,275,000

					248,469,288

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Media - Diversified – 0.3%
Videotron Ltd. (BB/Ba2)
	$8,450,000	5.000%		07/15/22	$ 8,597,875
	8,000,000	5.375	(a)	06/15/24	8,240,000

					16,837,875

Media - Non Cable(a) – 0.2%
Getty Images, Inc. (CCC+/Caa2)
	14,000,000	7.000		10/15/20	10,920,000

Metals – 1.8%
AK Steel Corp. (B-/Caa1)
	12,000,000	7.625		05/15/20	11,160,000
	4,850,000	7.625		10/01/21	4,462,000
Alcoa, Inc. (BBB-/Ba1)
	3,219,000	6.150		08/15/20	3,605,280
	9,850,000	5.125		10/01/24	10,391,750
ArcelorMittal (BB+/Ba1)
	6,000,000	6.000		03/01/21	6,180,000
	10,000,000	6.750		02/25/22	10,610,000
Commercial Metals Co. (BB+/Ba2)
	7,792,000	4.875		05/15/23	7,480,320
Constellium NV (B/B1)(a)
	12,000,000	5.750		05/15/24	10,350,000
Steel Dynamics, Inc. (BB+/Ba2)
	10,000,000	5.125	(a)	10/01/21	10,175,000
	8,650,000	5.250		04/15/23	8,758,125
	6,150,000	5.500	(a)	10/01/24	6,242,250

					89,414,725

Mining(a) – 0.7%
Calcipar SA (BB/Ba3)
	7,458,000	6.875		05/01/18	7,495,290
FMG Resources (August 2006) Pty Ltd. (BB/Ba2)
	2,250,000	6.000		04/01/17	2,151,562
	2,000,000	6.875		02/01/18	1,810,000
	3,600,000	8.250		11/01/19	3,276,000
Lundin Mining Corp. (B+/Ba2)
	3,200,000	7.875		11/01/22	3,220,640
Magnetation LLC/Mag Finance Corp. (B-/B3)
	5,650,000	11.000		05/15/18	3,898,500
New Gold, Inc. (BB-/B2)
	1,098,000	7.000		04/15/20	1,103,490
	11,300,000	6.250		11/15/22	11,074,000

					34,029,482

Packaging – 3.0%
Ardagh Finance Holdings SA (CCC+/Caa2)(a)(c)
	14,613,812	8.625		06/15/19	14,431,139
Ardagh Glass Finance PLC (CCC+/Caa1)
EUR	6,000,000	8.750		02/01/20	7,478,328
Ardagh Packaging Finance PLC (CCC+/Caa1)(a)
	$2,200,000	6.250		01/31/19	2,161,500
	7,275,000	9.125		10/15/20	7,729,688
	2,350,000	6.000		06/30/21	2,256,000
Ardagh Packaging Finance PLC (NR/Caa1)(a)
	1,332,353	7.000		11/15/20	1,339,015
Ball Corp. (BB+/Ba1)
	1,500,000	5.750		05/15/21	1,567,500
	13,000,000	5.000		03/15/22	13,390,000

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Packaging – (continued)
BWAY Holding Co. (CCC/Caa2)(a)
$15,000,000	9.125%		08/15/21	$ 15,037,500
Graphic Packaging International, Inc. (BB+/Ba3)
8,000,000	4.875		11/15/22	8,010,000
Reynolds Group Issuer, Inc. (B+/B1)
10,000,000	7.875		08/15/19	10,550,000
9,100,000	5.750		10/15/20	9,327,500
2,000,000	6.875		02/15/21	2,095,000
Reynolds Group Issuer, Inc. (CCC+/Caa2)
37,000,000	9.000		04/15/19	38,110,000
12,000,000	9.875		08/15/19	12,660,000
Sealed Air Corp. (BB/B1)(a)
2,050,000	4.875		12/01/22	2,055,125
4,100,000	5.125		12/01/24	4,151,250

				152,349,545

Paper – 0.5%
Clearwater Paper Corp. (BB/Ba2)
1,100,000	4.500		02/01/23	1,069,750
12,800,000	5.375	(a)	02/01/25	12,608,000
Mercer International, Inc. (B+/B2)(a)
4,350,000	7.000		12/01/19	4,393,500
9,186,000	7.750		12/01/22	9,323,790
Stone Container Finance Co. of Canada II (NR/WR)(b)
2,250,000	7.375		07/15/14	—

				27,395,040

Printing – 0.6%
McGraw-Hill Global Education Holdings LLC/McGraw-Hil Global Education Finance (B+/B1)
5,800,000	9.750		04/01/21	6,430,750
RR Donnelley & Sons Co. (BB-/Ba3)
5,650,000	7.875		03/15/21	6,229,125
Southern Graphics, Inc. (CCC+/Caa1)(a)
15,700,000	8.375		10/15/20	15,739,250

				28,399,125

Publishing(a) – 0.8%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. (BB-/B1)
7,550,000	5.250		02/15/22	7,653,813
6,650,000	5.875		03/15/25	6,733,125
Nielsen Finance LLC/Nielsen Finance Co. (BB/B1)
3,850,000	5.000		04/15/22	3,859,625
The Nielsen Co Luxembourg SARL (BB/B1)
6,400,000	5.500		10/01/21	6,424,000
Time, Inc. (BB/B1)
18,000,000	5.750		04/15/22	17,415,000

				42,085,563

Real Estate – 0.8%
CB Richard Ellis Services, Inc. (BB+/Ba1)
5,000,000	5.000		03/15/23	5,087,500
CBRE Services, Inc. (BB+/Ba1)
11,650,000	5.250		03/15/25	11,883,000
DuPont Fabros Technology LP (BB/Ba1)
15,000,000	5.875		09/15/21	15,300,000
iStar Financial, Inc. (B+/B2)
7,000,000	4.000		11/01/17	6,790,000

				39,060,500

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Retailers – 2.0%
Alphabet Holding Co., Inc. (CCC+/Caa1)(c)
	$5,900,000	7.750%		11/01/17	$ 5,000,250
Asbury Automotive Group, Inc. (B+/B1)(a)
	5,650,000	6.000		12/15/24	5,748,875
Gamestop Corp. (BB+/Ba1)(a)
	6,800,000	5.500		10/01/19	6,854,353
Jo-Ann Stores, Inc. (CCC+/Caa1)(a)
	5,665,000	8.125		03/15/19	5,254,288
L Brands, Inc. (BB+/Ba1)
	10,337,000	6.625		04/01/21	11,603,282
	10,000,000	5.625		02/15/22	10,800,000
Neiman Marcus Group Ltd., Inc. (CCC+/Caa2)(a)
	25,600,000	8.000		10/15/21	27,040,000
	20,000,000	8.750	(c)	10/15/21	21,225,000
The William Carter Co. (BB+/Ba2)
	8,000,000	5.250		08/15/21	8,240,000

					101,766,048

Retailers - Food & Drug – 0.4%
BI-LO LLC/BI-LO Finance Corp. (B/B3)(a)
	6,800,000	9.250		02/15/19	6,256,000
Rite Aid Corp. (CCC+/Caa1)
	12,350,000	6.750		06/15/21	12,720,500

					18,976,500

Services Cyclical - Business Services – 0.9%
CoreLogic, Inc. (B+/B1)
	13,000,000	7.250		06/01/21	13,617,500
Sitel LLC/Sitel Finance Corp. (B-/B2)(a)
	5,000,000	11.000		08/01/17	4,956,250
Sitel LLC/Sitel Finance Corp. (CCC+/Caa2)
	5,000,000	11.500		04/01/18	3,893,750
SPL Logistics Escrow LLC (B/B2)(a)
	11,000,000	8.875		08/01/20	11,715,000
WEX, Inc. (BB-/Ba3)(a)
	12,000,000	4.750		02/01/23	11,580,000

					45,762,500

Services Cyclical - Rental Equipment – 1.3%
Ahern Rentals, Inc. (B/Caa1)(a)
	7,000,000	9.500		06/15/18	7,210,000
Algeco Scotsman Global Finance PLC (B/B2)(a)
	13,000,000	8.500		10/15/18	12,610,000
Algeco Scotsman Global Finance PLC (CCC+/Caa1)(a)
	10,115,000	10.750		10/15/19	8,800,050
Ashtead Capital, Inc. (BB-/Ba3)(a)
	12,000,000	5.625		10/01/24	12,300,000
Emeco Pty Ltd. (BB-/B2)(a)
	12,250,000	9.875		03/15/19	9,324,700
Europcar Groupe SA (B-/Caa1)
EUR	4,000,000	11.500	(a)	05/15/17	5,421,025
	1,000,000	11.500		05/15/17	1,355,256
Jurassic Holdings III, Inc. (B-/Caa1)(a)
	$8,650,000	6.875		02/15/21	8,131,000

					65,152,031

Technology - Hardware – 1.8%
Advanced Micro Devices, Inc. (B/B2)
	10,000,000	6.750		03/01/19	9,400,000
Alcatel-Lucent USA, Inc. (B/B3)(a)
	5,000,000	8.875		01/01/20	5,437,500
	15,000,000	6.750		11/15/20	15,750,000

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Technology - Hardware – (continued)
Alcatel-Lucent USA, Inc. (B/WR)
	$7,000,000	6.450%		03/15/29	$ 6,702,500
Ancestry.com, Inc. (CCC+/B3)
	5,000,000	11.000		12/15/20	5,575,000
CommScope Holding Co., Inc. (B/B3)(a)(c)
	6,500,000	6.625		06/01/20	6,711,250
CommScope, Inc. (BB-/B2)(a)
	5,100,000	5.000		06/15/21	5,049,000
	3,400,000	5.500		06/15/24	3,349,000
Freescale Semiconductor, Inc. (B/B1)(a)
	12,000,000	6.000		01/15/22	12,510,000
IAC/InterActiveCorp. (BB+/Ba1)
	3,000,000	4.750		12/15/22	2,940,000
NCR Corp. (BB/Ba3)
	600,000	4.625		02/15/21	582,000
	7,011,000	5.000		07/15/22	6,835,725
	6,500,000	6.375		12/15/23	6,760,000
Unify Germany Holdings BV (CCC+/B3)
EUR	3,539,000	10.750		11/15/15	4,078,955

					91,680,930

Technology - Software/Services – 3.4%
Aspect Software, Inc. (CCC+/Caa2)
	$400,000	10.625		05/15/17	377,000
BMC Software Finance, Inc. (CCC+/Caa1)(a)
	16,550,000	8.125		07/15/21	15,557,000
Boxer Parent Co., Inc. (CCC+/Caa2)(a)(c)
	10,950,000	9.000		10/15/19	9,252,750
CyrusOne LP/CyrusOne Finance Corp. (B+/B1)
	10,255,000	6.375		11/15/22	10,947,212
Equinix, Inc. (BB/B1)
	5,750,000	4.875		04/01/20	5,721,250
	9,250,000	5.375		01/01/22	9,250,000
	9,050,000	5.375		04/01/23	9,050,000
	14,000,000	5.750		01/01/25	14,140,000
First Data Corp. (B-/Caa1)
	5,000,000	8.250	(a)	01/15/21	5,362,500
	9,950,000	11.250		01/15/21	11,268,375
	4,000,000	12.625		01/15/21	4,740,000
	22,000,000	8.750	(a)(c)	01/15/22	23,650,000
First Data Corp. (BB-/B1)(a)
	21,000,000	6.750		11/01/20	22,522,500
IHS, Inc. (BB+/Ba1)(a)
	7,500,000	5.000		11/01/22	7,425,000
Infor Software Parent LLC/Infor Software Parent, Inc. (CCC+/Caa1)(a)(c)
	7,850,000	7.125		05/01/21	7,732,250
MSCI, Inc. (BB+/NR)(a)
	3,650,000	5.250		11/15/24	3,786,875
Nuance Communications, Inc. (BB-/B1)(a)
	11,900,000	5.375		08/15/20	11,929,750

					172,712,462

Telecommunications – 3.0%
CenturyLink, Inc. (BB/Ba2)
	4,650,000	5.625		04/01/20	4,836,000
Frontier Communications Corp. (BB-/Ba3)
	9,200,000	8.250		04/15/17	10,235,000
	4,850,000	8.125		10/01/18	5,480,500
	3,950,000	7.125		03/15/19	4,315,375
	27,000,000	8.500		04/15/20	30,037,500
	4,312,000	9.250		07/01/21	4,991,140
	5,000,000	6.250		09/15/21	5,050,000

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Telecommunications – (continued)
Level 3 Communications, Inc. (B/Caa1)
	$5,000,000	8.875%	06/01/19	$ 5,300,000
Level 3 Financing, Inc. (B/B3)
	5,700,000	8.125	07/01/19	6,056,250
	10,000,000	7.000	06/01/20	10,575,000
	7,100,000	6.125	01/15/21	7,348,500
Telecom Italia Capital SA (BB+/Ba1)
	2,750,000	6.999	06/04/18	3,039,637
	1,950,000	7.175	06/18/19	2,233,379
	4,100,000	7.721	06/04/38	4,561,892
Telecom Italia SpA (BB+/Ba1)(a)
	21,650,000	5.303	05/30/24	21,906,057
Windstream Corp. (B/B1)
	6,325,000	7.875	11/01/17	6,862,625
	5,050,000	7.750	10/15/20	5,201,500
	7,000,000	7.750	10/01/21	7,140,000
	5,250,000	7.500	06/01/22	5,250,000
	4,350,000	6.375	08/01/23	4,099,875

				154,520,230

Telecommunications - Cellular – 7.4%
Altice Financing SA (BB-/B1)(a)
	15,658,000	6.500	01/15/22	15,227,405
Altice Finco SA (B-/B3)(a)
	3,200,000	9.875	12/15/20	3,412,000
	7,000,000	8.125	01/15/24	6,807,500
Crown Castle International Corp. (BB/B1)
	5,000,000	4.875	04/15/22	5,050,000
	18,775,000	5.250	01/15/23	19,103,563
Matterhorn Financing & CY SCA (CCC+/NR)(a)(c)
EUR	6,100,000	9.000	04/15/19	7,495,716
SBA Communications Corp. (B/B3)(a)
	$11,450,000	4.875	07/15/22	11,077,875
SBA Telecommunications, Inc. (B+/B3)
	7,400,000	5.750	07/15/20	7,548,000
Softbank Corp. (BB+/Ba1)(a)
	40,000,000	4.500	04/15/20	39,700,000
Sprint Capital Corp. (BB-/B2)
	14,000,000	6.900	05/01/19	14,280,000
	14,000,000	8.750	03/15/32	13,720,000
Sprint Communications, Inc. (BB+/Ba2)(a)
	15,450,000	9.000	11/15/18	17,535,750
	8,000,000	7.000	03/01/20	8,600,000
Sprint Communications, Inc. (BB-/B2)
	24,600,000	8.375	08/15/17	26,629,500
	11,350,000	7.000	08/15/20	11,293,250
	10,000,000	11.500	11/15/21	12,175,000
Sprint Corp. (BB-/B2)
	19,000,000	7.250	09/15/21	18,905,000
Sprint Corp. (BB-/B2)
	40,000,000	7.875	09/15/23	39,500,000
T-Mobile USA, Inc. (BB/Ba3)
	9,050,000	6.542	04/28/20	9,344,125
	20,000,000	6.250	04/01/21	20,450,000
	2,600,000	6.633	04/28/21	2,652,000
	9,750,000	6.125	01/15/22	9,896,250
	9,000,000	6.731	04/28/22	9,281,250
Wind Acquisition Finance SA (NR/Ba3)(a)
	18,400,000	4.750	07/15/20	17,457,000
Wind Acquisition Finance SA (B/Caa1)(a)
	30,000,000	7.375	04/23/21	28,143,750

				375,284,934

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Telecommunications - Internet & Data(a) – 0.2%
Twitter, Inc. (BB-/NR)
	$10,000,000	1.000%		09/15/21	$ 8,712,500

Telecommunications - Satellites – 1.8%
Inmarsat Finance PLC (BB+/Ba2)(a)
	15,000,000	4.875		05/15/22	14,812,500
Intelsat Jackson Holdings SA (B+/B3)
	10,100,000	7.500		04/01/21	10,807,000
	4,000,000	5.500		08/01/23	3,970,000
Intelsat Jackson Holdings SA (B-/Caa1)
	16,000,000	6.625		12/15/22	16,440,000
Intelsat Luxembourg SA (B-/Caa2)
	4,550,000	6.750		06/01/18	4,641,000
	27,000,000	7.750		06/01/21	27,067,500
	13,000,000	8.125		06/01/23	13,260,000

					90,998,000

Telecommunications-Wireless(a)(c) – 0.2%
Mobile Challenger Intermediate Group SA (B-/NR)
CHF	9,300,000	8.750		03/15/19	9,432,924

Textiles & Apparel(a) – 0.1%
Quiksilver, Inc. (CCC+/B2)
	$3,000,000	7.875		08/01/18	2,632,500

Tobacco – 0.1%
Vector Group Ltd. (B+/Ba3)
	6,700,000	7.750		02/15/21	7,051,750

Transportation(a) – 0.5%
Aguila 3 SA (B/B2)
	20,000,000	7.875		01/31/18	19,325,000
Jack Cooper Holdings Corp. (CCC+/B2)
	4,350,000	9.250		06/01/20	4,502,250

					23,827,250

Utilities - Electric – 0.8%
Calpine Corp. (B/B3)
	10,000,000	5.375		01/15/23	10,125,000
Calpine Corp. (BB/Ba3)(a)
	400,000	6.000		01/15/22	425,000
	1,660,000	7.875		01/15/23	1,830,150
MPM Escrow LLC (NR/WR)
	13,000,000	8.875		10/15/20	—
NRG Energy, Inc. (BB-/B1)
	1,750,000	6.625		03/15/23	1,811,250
	15,000,000	6.250	(a)	05/01/24	15,225,000
RJS Power Holdings LLC (BB-/B1)(a)
	9,000,000	5.125		07/15/19	8,887,500

					38,303,900

Utilities - Pipelines – 1.1%
Regency Energy Partners LP/Regency Energy Finance Corp. (BB/Ba3)
	3,000,000	5.750		09/01/20	2,962,500
	5,000,000	6.500		07/15/21	5,025,000
	3,700,000	5.875		03/01/22	3,635,250
	8,450,000	5.000		10/01/22	8,006,375
	1,800,000	5.500		04/15/23	1,723,500
Sabine Pass Liquefaction LLC (BB+/Ba3)
	11,000,000	6.250		03/15/22	11,192,500
	5,000,000	5.625		04/15/23	4,925,000
	10,950,000	5.750		05/15/24	10,785,750

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Utilities - Pipelines – (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp. (BB+/Ba2)(a)
$4,000,000	4.125%	11/15/19	$ 3,870,000
Tesoro Logistics LP/Tesoro Logistics Finance Corp. (BB/Ba3)(a)
3,375,000	6.250	10/15/22	3,425,625

			55,551,500

TOTAL CORPORATE OBLIGATIONS			$4,585,131,580

Senior Term Loans(e) – 3.9%
Airlines – 0.1%
Delta Air Lines, Inc. (BBB-/Ba1)
$7,480,916	3.250%	10/18/18	$ 7,317,907

Construction Machinery – 0.1%
Doosan Infracore Co., Ltd. (BB-/Ba3)
4,314,962	4.500	05/28/21	4,282,599

Consumer Products - Industrial – 0.7%
Atkore International, Inc. (B+/B3)
11,039,973	4.500	04/09/21	10,805,373
Atkore International, Inc. (CCC+/Caa2)
8,275,000	7.750	10/09/21	8,068,125
CPM Acquisition Corp. (B/Caa1)
7,570,000	10.250	03/01/18	7,570,000
CPM Acquisition Corp. (B+/B1)
10,063,125	6.250	08/29/17	10,025,388

			36,468,886

Energy – 0.2%
American Energy - Marcellus LLC (B-/Ba3)
9,950,000	5.250	08/04/20	8,689,634
American Energy - Marcellus LLC (CCC/Caa1)
2,650,000	8.500	08/04/21	2,411,500

			11,101,134

Energy - Exploration & Production – 0.2%
Magnum Hunter Resources Corp. (B/B1)
8,553,563	8.500	10/17/19	8,339,724

Food & Beverages – 0.5%
Performance Food Group, Inc. (B-/B3)
12,407,995	6.250	11/14/19	12,144,325
Shearer’s Foods, Inc. (CCC+/Caa1)
13,000,000	7.750	06/30/22	12,691,250

			24,835,575

Gaming(f) – 0.1%
1011778 B.C. Unlimited (NR/NR)
7,450,000	4.500%	12/21/21	7,418,040

Health Care - Services – 0.4%
American Renal Holdings, Inc. (CCC+/Caa1)
19,995,926	8.500	03/20/20	19,695,987

Home Construction – 0.3%
BRG Bell Sports, Inc. (B-/B2)
7,574,258	6.500	04/15/21	7,555,322
BRG Bell Sports, Inc. (CCC/Caa1)
7,600,000	10.250	04/14/22	7,619,000

			15,174,322

Principal Amount	Interest Rate	Maturity Date	Value
Senior Term Loans(e) – (continued)
Media - Non Cable – 0.5%
Getty Images, Inc. (B/B2)
$8,387,922	4.750%	10/18/19	$ 7,671,426
Renaissance Learning, Inc. (B-/B1)
7,149,523	4.500	04/09/21	6,964,851
Renaissance Learning, Inc. (CCC/Caa2)
12,047,700	8.000	04/11/22	11,445,315

			26,081,592

Retailers – 0.5%
BJ’s Wholesale Club, Inc. (CCC/Caa2)
11,950,000	8.500	03/26/20	11,716,975
True Religion Apparel, Inc. (B-/B3)
8,272,125	5.875	07/30/19	7,548,314
True Religion Apparel, Inc. (CCC/Caa2)
6,825,000	11.000	01/29/20	5,937,750

			25,203,039

Services Cyclical - Consumer Services – 0.2%
Weight Watchers International, Inc. (B+/B1)
10,321,615	4.000	04/02/20	7,921,839

Services Cyclical - Rental Equipment – 0.1%
Maxim Crane Works LP (NR/Caa2)
6,975,000	10.250	11/26/18	7,009,875

TOTAL SENIOR TERM LOANS			$ 200,850,519

Shares	Rate	Value
Preferred Stock(c)(g) – 0.1%
Media - Broadcasting & Radio – 0.1%
Spanish Broadcasting System, Inc.
3,014	10.750%	$ 3,405,820

Shares	Description	Value
Common Stocks – 0.7%
75,000	Axiall Corp.	$ 3,185,250
40	Dawn Holdings, Inc.(b)	—
128,354	General Motors Co.	4,480,849
558,471	Houghton Mifflin Harcourt Co.(b)	11,565,934
300,000	Huntsman Corp.	6,834,000
4,578	Lear Corp.	449,010
28,148	Motors Liquidation Co.(b)	541,849
21	New Cotai Class B Shares(b)	—
40,200	NewPage Holdings, Inc.	3,216,000
228	Nycomed(b)	3
3,874	Panolam Holdings Co.(b)	39
2,500	Port Townsend Holdings Co., Inc.(b)	—
100,000	Toll Brothers, Inc.(b)	3,427,000

TOTAL COMMON STOCKS		$ 33,699,934

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Units Description	Expiration Month	Value
Warrant(b) – 0.1%
General Motors Co. (NR/NR)
$ 110,321	07/10/16	$ 2,786,718
110,321	07/10/19	1,889,805
Lender Process Services, Inc. (NR/NR)
14,274	12/31/20	—
Masonite International Corp. (NR/NR)
22,734	06/09/16	317,308

TOTAL WARRANT		$ 4,993,831

Shares	Description	Value
Investment Company(h) – 2.9%
147,030,130	Goldman Sachs Financial Square - Government Fund	$ 147,030,130

TOTAL INVESTMENTS – 98.1%		$4,975,111,814

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.9%		95,269,626

NET ASSETS – 100.0%		$5,070,381,440

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $1,876,031,593, which represents approximately 37.0% of net assets as of December 31, 2014.

(b)	Security is currently in default and/or non-income producing.

(c)	Pay-in-kind securities.

(d)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at December 31, 2014.

(e)	Senior Term Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility at December 31, 2014. Senior Term Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(f)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(g)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect at December 31, 2014.

(h)	Represents an Affiliated Fund.

Security ratings disclosed, if any, are obtained from Standard & Poor’s/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Currency Abbreviations:
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
USD	— U.S. Dollar

Investment Abbreviations:
LIBOR	— London Interbank Offered Rate
LP	— Limited Partnership
NR	— Not Rated
WR	— Withdrawn Rating

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2014, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Deutsche Bank AG	USD/CHF	01/07/15	$19,989,472	$642,797
Merrill Lynch International	USD/GBP	01/07/15	6,464,341	55,612
UBS AG (London)	USD/CAD	01/07/15	7,222,088	140,989
	USD/EUR	01/07/15	51,536,186	1,555,250

TOTAL				$2,394,648

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Deutsche Bank AG	EUR/USD	01/07/15	$2,738,848	$(45,891)

FUTURES CONTRACTS — At December 31, 2014, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Eurodollars	360	June 2015	$89,608,500	$20,574
Eurodollars	180	September 2015	44,707,500	21,743
Eurodollars	(1,045)	June 2017	(255,554,750)	(680,074)
Ultra Long U.S. Treasury Bonds	223	March 2015	36,836,813	1,337,082
5 Year German Euro-Bobl	(215)	March 2015	(33,893,748)	(231,894)
10 Year German Euro-Bund	(31)	March 2015	(5,846,926)	(96,504)
10 Year U.K. Long Gilt	(36)	March 2015	(6,706,785)	(186,912)
2 Year U.S. Treasury Notes	790	March 2015	172,689,062	(259,380)
5 Year U.S. Treasury Notes	3,289	March 2015	391,159,744	(459,893)
10 Year U.S. Treasury Notes	(3,554)	March 2015	(450,636,094)	(1,882,723)
20 Year U.S. Treasury Bonds	500	March 2015	72,281,250	1,465,729

TOTAL				$(952,252)

SWAP CONTRACTS — At December 31, 2014, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

			Rates Exchanged		Market Value
	Notional Amount (000s)(a)	Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	$64,300	03/18/20	3 month LIBOR	2.250%	$(1,402,815)	$233,771
	17,000	03/18/22	3 month LIBOR	2.500	(522,115)	101,489

TOTAL					$(1,924,930)	$335,260

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2014.

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT

					Market Value
Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at December 31, 2014(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Sold:
CDX North America High Yield Index 22	$250,000	5.000%	12/20/19	3.548%	$13,893,482	$2,091,140

(b)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

TAX INFORMATION — At December 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$5,078,108,848

Gross unrealized gain	102,903,908
Gross unrealized loss	(205,900,942)

Net unrealized security loss	$(102,997,034)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments

December 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Senior Term Loans(a) – 84.8%
Aerospace – 1.6%
LM U.S. Corp. Acquisition, Inc. (CCC/Caa2)
$6,472,375	8.250%	01/25/21	$ 6,342,927
Silver II US Holdings LLC (B+/B1)
19,674,086	4.000	12/13/19	18,241,616
Transdigm, Inc. (B/Ba3)
2,303,374	3.500	02/14/17	2,288,978
25,573,517	3.750	02/28/20	25,080,204
11,144,000	3.750	06/04/21	10,930,369

			62,884,094

Airlines – 2.8%
Air Canada (BB-/Ba3)
4,800,683	5.500	09/26/19	4,818,686
Atlantic Aviation FBO, Inc. (BB-/Ba3)
13,091,460	3.250	06/01/20	12,720,579
Continental Airlines, Inc. (BB-/Ba2)
27,768,310	3.500	04/01/19	27,247,654
Delta Air Lines, Inc. (BBB-/Ba1)
19,228,288	3.250	04/20/17	18,987,934
43,655,485	3.250	10/18/18	42,704,232
Flying Fortress, Inc. (BBB-/Ba1)
5,041,667	3.500	06/30/17	4,966,042

			111,445,127

Automotive – 0.5%
Chrysler Group LLC (BB+/Ba1)
18,762,368	3.500	05/24/17	18,625,028

Automotive - Distributor – 0.1%
Goodyear Tire & Rubber Co. (BB/Ba1)
2,619,083	4.750	04/30/19	2,613,635

Automotive - Parts – 1.0%
Cooper Standard Holdings, Inc. (BB-/B1)
11,144,000	4.000	04/04/21	10,948,980
Gates Global LLC (B+/B2)
19,451,250	4.250	07/05/21	18,892,027
Jason, Inc. (B/B1)
8,977,500	5.500	05/21/21	8,876,503

			38,717,510

Building Materials – 3.4%
American Builders & Contractors Supply Co., Inc. (BB+/B1)
40,607,471	3.500	04/16/20	39,275,139
Armstrong World Industries, Inc. (BB/B1)
5,949,672	3.500	03/15/20	5,867,864
CPG International, Inc. (B/B2)
5,876,769	4.750	09/30/20	5,777,628
Gyp Holdings III Corp. (B/B3)
21,492,000	4.750	04/01/21	20,820,375
Jeld-Wen, Inc. (B/B1)
25,525,000	5.250	10/15/21	25,237,844
PLY Gem Industries, Inc. (B+/B1)
7,184,375	4.000	02/01/21	6,983,213
Quikrete Cos., Inc. (B+/B1)
17,624,711	4.000	09/28/20	17,351,528
Roofing Supply Group LLC (B/B3)
7,113,216	5.000	05/31/19	6,917,602

Principal Amount		Interest Rate	Maturity Date	Value
Senior Term Loans(a) – (continued)
Building Materials – (continued)
Ultima US Holdings LLC (B/B1)
	$5,544,000	5.500%	07/02/20	$ 5,516,280

				133,747,473

Capital Goods - Others – 1.0%
Alliance Laundry Systems LLC (B/B2)
	16,670,397	4.250	12/10/18	16,462,016
Alliance Laundry Systems LLC (CCC+/Caa2)
	7,410,137	9.500	12/10/19	7,373,086
USIC Holdings, Inc. (B/B2)
	14,429,874	4.000	07/10/20	13,996,978

				37,832,080

Chemicals – 2.7%
American Pacific Corp. (NR/NR)
	9,516,735	7.000	02/27/19	9,457,256
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding BV (B+/B1)
EUR	1,000,000	3.750	02/01/20	1,270,674
ECO Services Operations LLC (B+/B1)
	$1,375,000	4.750	10/08/21	1,364,687
Emerald Performance Materials LLC (B/B1)
	7,506,188	4.500	08/01/21	7,318,533
Emerald Performance Materials LLC (CCC+/Caa1)
	6,350,000	7.750	08/01/22	6,163,500
Huntsman International LLC (BB+/Ba2)
	3,500,000	3.750	08/12/21	3,435,250
PQ Corp. (B+/B2)
	9,550,608	4.000	08/07/17	9,354,821
Univar, Inc. (B+/B3)
	25,591,689	5.000	06/30/17	24,713,638
US Coatings Acquisition, Inc. (B+/B1)
	45,330,432	3.750	02/01/20	44,048,487

				107,126,846

Consumer Products - Household & Leisure – 2.0%
Bombardier Recreational Products, Inc. (BB-/B1)
	28,192,603	4.000	01/30/19	27,528,949
Polymer Group, Inc. (B-/B2)
	12,216,287	5.250	12/19/19	12,017,773
Renfro Corp. (B/B3)
	16,308,098	5.750	01/30/19	15,411,153
Spectrum Brands, Inc. (BB/Ba3)
EUR	3,250,000	3.750	12/10/21	3,913,000
The Sun Products Corp. (B-/B1)
	$21,266,846	5.500	03/23/20	19,671,832

				78,542,707

Consumer Products - Industrial – 1.8%
Atkore International, Inc. (B+/B3)
	13,555,575	4.500	04/09/21	13,267,519
Atkore International, Inc. (CCC+/Caa2)
	11,250,000	7.750	10/09/21	10,968,750
CPM Acquisition Corp. (B+/B1)
	4,044,059	6.250	08/29/17	4,028,894
CPM Acquisition Corp. (B/Caa1)
	1,150,000	10.250	03/01/18	1,150,000
HD Supply, Inc. (B+/B1)
	32,438,262	4.000	06/28/18	32,086,956
Southwire Co. (BB+/Ba3)
	10,493,063	3.250	02/10/21	10,082,050

				71,584,169

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Senior Term Loans(a) – (continued)
Diversified Manufacturing – 2.7%
Crosby US Acquisition Corp. (B/B1)
$20,081,701	3.750%	11/23/20	$ 18,675,982
Doosan Infracore Co., Ltd. (BB-/Ba3)
9,318,481	4.500	05/28/21	9,248,592
Gardner Denver, Inc. (B/B1)
8,874,209	4.250	07/30/20	8,286,292
Mannington Mills, Inc. (BB-/B1)
6,558,563	4.750	10/01/21	6,443,788
Milacron LLC (B/B1)
9,925,000	4.000	03/28/20	9,676,875
Mirror Bidco Corp. (B/Ba3)
16,885,913	4.250	12/28/19	16,674,839
Rexnord LLC (BB-/B2)
37,526,001	4.000	08/21/20	36,700,429

			105,706,797

Energy – 2.5%
American Energy - Marcellus LLC (B-/Ba3)
13,550,000	5.250	08/04/20	11,833,622
American Energy - Marcellus LLC (CCC/Caa1)
27,655,000	8.500	08/04/21	25,166,050
Jonah Energy LLC (B/B3)
10,250,000	7.500	05/12/21	8,712,500
Magnum Hunter Resources Corp. (B/B1)
16,907,625	8.500	10/22/19	16,484,934
MEG Energy Corp. (BBB-/Ba1)
36,231,092	3.750	03/31/20	34,494,898

			96,692,004

Entertainment – 0.7%
Sabre, Inc. (B+/Ba3)
488,222	4.000	02/19/18	477,847
4,974,108	4.000	02/19/19	4,878,157
20,750,073	4.500	02/19/19	20,361,009
WMG Acquisition Corp. (B+/B1)
3,103,571	3.750	07/01/20	2,979,428

			28,696,441

Environmental – 0.4%
EnergySolutions LLC (BB-/B3)
13,915,038	6.750	05/29/20	13,849,776

Finance – 2.3%
CeramTec Acquisition Corp. (B/Ba3)
8,966,557	4.250	08/30/20	8,832,059
Guggenheim Partners LLC (NR/NR)
11,598,062	4.250	07/22/20	11,470,484
Houghton Mifflin Harcourt, Inc. (NR/B1)
30,645,325	4.250	05/22/18	30,300,566
ROC Finance LLC (BB-/B2)
1,975,000	5.000	06/20/19	1,826,875
SBA Senior Finance II LLC (BB/Ba3)
21,392,500	3.250	03/24/21	20,906,676
Victory Capital Management Inc. (BB-/B2)
18,342,813	7.000	10/29/21	18,067,670

			91,404,330

Food & Beverages – 7.7%
Albertson’s Holdings LLC (BB-/Ba3)
18,150,000	4.000	08/25/19	18,026,761

Principal Amount	Interest Rate	Maturity Date	Value
Senior Term Loans(a) – (continued)
Food & Beverages – (continued)
Arysta Lifescience SPC LLC (B/B1)
$10,268,319	4.500%	05/29/20	$ 10,191,306
Arysta Lifescience SPC LLC (CCC+/Caa1)
21,975,000	8.250	11/30/20	21,837,656
Atrium Innovations, Inc. (B/B2)
10,396,833	4.250	02/13/21	10,019,947
Atrium Innovations, Inc. (CCC+/Caa2)
10,300,000	7.750	08/13/21	9,604,750
Big Heart Pet Brands (B+/B1)
9,188,792	3.500	03/08/20	8,775,297
Blue Buffalo Co. Ltd. (BB/B1)
11,406,628	3.750	08/08/19	11,249,787
Diamond Foods, Inc. (B/B2)
16,425,428	4.250	08/20/18	16,261,174
Dole Food Co., Inc. (B-/B2)
7,566,000	4.500	11/01/18	7,458,790
High Liner Foods, Inc. (B+/B2)
9,602,438	4.250	04/24/21	9,446,398
HJ Heinz Co. (BB/Ba2)
52,933,990	3.500	06/05/20	52,546,514
Performance Food Group, Inc. (B-/B3)
44,529,356	6.250	11/14/19	43,583,107
Pinnacle Foods Finance LLC (BB+/Ba3)
16,722,566	3.000	04/29/20	16,185,991
Shearer’s Foods, Inc. (B/B1)
7,705,688	4.500	06/30/21	7,604,589
Shearer’s Foods, Inc. (CCC+/Caa1)
12,800,000	7.750	06/30/22	12,496,000
US Foods, Inc. (B-/B2)
49,322,120	4.500	03/31/19	48,939,873

			304,227,940

Food & Drug Retailers – 0.7%
Rite Aid Corp. (BB-/WR)
10,784,548	3.500	02/21/20	10,717,144
Rite Aid Corp. (B+/B2)
7,290,000	5.750	08/21/20	7,302,175
9,570,000	4.875	06/21/21	9,554,018

			27,573,337

Gaming – 1.7%
Aristocrat Leisure Ltd. (BB/Ba2)
20,400,000	4.750	10/20/21	19,992,000
CCM Merger, Inc. (B+/B2)
5,374,005	4.500	08/08/21	5,288,934
CityCenter Holdings LLC (BB-/B2)
15,289,724	4.250	10/16/20	15,122,455
Marina District Finance Co., Inc. (B+/B2)
9,769,981	6.750	08/15/18	9,682,442
MGM Resorts International (BB/Ba2)
10,307,236	3.500	12/20/19	10,017,397
SGMS Escrow Corp. (BB-/Ba3)
8,675,000	6.000	10/01/21	8,537,675

			68,640,903

Health Care – 1.7%
Community Health Systems, Inc. (BB/Ba2)
19,504,549	4.250	01/27/21	19,435,503
HCA, Inc. (BBB-/Ba2)
29,040,732	2.919	03/31/17	28,786,626
14,101,082	3.005	05/01/18	13,962,327
MedAssets, Inc. (BB+/Ba3)
73,511	4.000	12/13/19	73,083
VWR Funding, Inc. (BB-/B1)
4,899,228	3.419	04/03/17	4,846,170

			67,103,709

GOLDMAN SACHS HIGH YIELD FLOATING RATE  FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Senior Term Loans(a) – (continued)
Health Care - Medical Products – 0.1%
Convatec, Inc. (B+/Ba3)
$2,794,150	4.000%	12/22/16	$ 2,780,180

Health Care - Pharmaceuticals – 1.8%
PharMedium Healthcare Corp. (B/B1)
4,333,272	4.250	01/28/21	4,188,844
PharMedium Healthcare Corp. (CCC+/Caa2)
2,000,000	7.750	01/28/22	1,975,000
Salix Pharmaceuticals Ltd. (BB-/Ba1)
36,519,661	4.250	01/02/20	35,983,187
Valeant Pharmaceuticals International, Inc. (BB/Ba1)
4,561,323	3.500	02/13/19	4,514,569
23,300,954	3.500	08/05/20	23,049,770

			69,711,370

Health Care - Services – 3.8%
American Renal Holdings, Inc. (B/Ba3)
14,443,208	4.500	09/22/19	14,262,668
American Renal Holdings, Inc. (CCC+/Caa1)
21,385,439	8.500	03/20/20	21,064,658
Amsurg Corp. (BB-/Ba2)
1,972,544	3.750	07/16/21	1,952,818
CT Technologies Intermediate Holdings, Inc. (B/B2)
1,750,000	6.000	12/01/21	1,736,875
Envision Healthcare Corp. (BB-/Ba3)
14,163,964	4.000	05/25/18	14,057,735
MPH Acquisition Holdings LLC (B/B1)
55,313,533	3.750	03/31/21	53,681,783
QOL Meds LLC (B/B2)
2,169,563	5.500	07/15/20	2,142,443
Radnet Management, Inc. (B+/Ba3)
5,694,094	4.250	10/10/18	5,611,074
Sedgwick Claims Management Services, Inc. (CCC+/Caa2)
10,400,758	6.750	02/28/22	9,750,710
Sedgwick Claims Management Services, Inc. (B/B3)
7,300,000	6.750	02/28/22	6,843,750
U.S. Renal Care, Inc. (B/Ba3)
7,196,056	4.250	07/03/19	7,061,130
U.S. Renal Care, Inc. (CCC+/Caa1)
4,000,000	8.500	01/03/20	3,965,000
7,975,000	10.250	01/03/20	7,955,063

			150,085,707

Lodging – 2.6%
Four Seasons Holdings, Inc. (BB-/B1)
6,657,658	3.500	06/27/20	6,507,861
Four Seasons Holdings, Inc. (B-/Caa1)
11,767,000	6.250	12/27/20	11,678,747
Hilton Worldwide Finance LLC (BB+/Ba3)
36,760,763	3.500	10/26/20	36,285,814
La Quinta Intermediate Holding LLC (BB-/B1)
43,468,350	4.000	04/14/21	42,852,403
Peninsula Gaming LLC (B+/B1)
4,896,678	4.250	11/20/17	4,850,796

			102,175,621

Principal Amount		Interest Rate	Maturity Date	Value
Senior Term Loans(a) – (continued)
Media - Broadcasting & Radio – 4.4%
Getty Images, Inc. (B/B2)
	$32,412,374	4.750%	10/18/19	$ 29,643,709
Gray Television, Inc. (BB/Ba3)
	2,670,900	3.750	06/10/21	2,624,159
Hubbard Radio LLC (B+/B1)
	21,991,397	4.500	04/29/19	21,702,870
iHeart Communications, Inc. (CCC+/Caa1)
	42,267,470	3.819	01/29/16	41,781,394
	20,847,038	7.669	07/30/19	19,830,745
Salem Communications Corp. (B/B2)
	13,843,514	4.500	03/13/20	13,595,438
Telesat Canada (BB/Ba3)
	2,029,237	3.500	03/28/19	1,997,541
The E.W. Scripps Co. (BB+/Ba2)
	8,277,833	3.250	11/26/20	8,112,276
Univision Communications, Inc. (B+/B2)
	33,288,425	4.000	03/01/20	32,500,191

				171,788,323

Media - Cable – 3.3%
Altice Financing SA (BB-/B1)
	2,147,425	5.500	07/02/19	2,111,198
Charter Communications Operating LLC (BB+/Baa3)
	28,213,953	3.000	07/01/20	27,632,181
	5,180,960	3.000	01/03/21	5,071,953
	10,000,000	4.250	09/12/21	10,056,300
CSC Holdings LLC (BB+/Baa3)
	11,963,517	2.669	04/17/20	11,681,537
Virgin Media Investment Holdings Ltd. (BB-/Ba3)
	31,150,000	3.500	06/07/20	30,546,001
Wave Division Holdings LLC (BB-/Ba3)
	6,860,000	4.000	10/15/19	6,745,644
Ziggo N.V. (BB-/Ba3)
	27,200,000	3.750	01/15/22	26,405,760
EUR	7,500,000	3.750	01/15/22	8,881,073

				129,131,647

Media - Non Cable – 3.6%
Advantage Sales & Marketing, Inc. (B/B1)
	$16,528,298	4.250	07/23/21	16,325,165
Advantage Sales & Marketing, Inc. (CCC+/Caa1)
	4,791,893	7.500	07/25/22	4,729,599
Affinion Group, Inc. (B/B1)
	1,802,474	6.750	04/30/18	1,684,556
Affinion Group, Inc. (CCC/B3)
	4,361,500	8.500	10/12/18	3,876,283
Cengage Learning Acquisitions, Inc. (B+/B2)
	1,637,625	7.000	03/31/20	1,619,202
Checkout Holding Corp. (B+/B1)
	19,601,500	4.500	04/09/21	18,609,272
Checkout Holding Corp. (CCC+/Caa1)
	15,750,000	7.750	04/11/22	14,568,750
McGraw-Hill Global Education Holdings LLC (B+/B1)
	6,305,979	5.750	03/22/19	6,272,495
Media General, Inc. (BB+/Ba3)
	16,655,861	4.250	07/31/20	16,452,826
NEP Supershooters LP (B-/Caa1)
	4,271,429	9.500	07/22/20	4,180,661
NEP/NCP Holdco, Inc. (B/B2)
	27,416,154	4.250	01/22/20	26,776,536
Renaissance Learning, Inc. (B-/B1)
	7,550,096	4.500	04/09/21	7,355,077

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Senior Term Loans(a) – (continued)
Media - Non Cable – (continued)
Renaissance Learning, Inc. (CCC/Caa2)
$9,612,400	8.000%	04/11/22	$ 9,131,780
SuperMedia, Inc. (CCC+/Caa1)
2,118,855	11.600	12/30/16	1,687,668
TWCC Holding Corp. (B+/Ba3)
8,317,997	3.500	02/13/17	8,098,152

			141,368,022

Metals & Mining – 0.6%
Hi Crush Partners LP (B+/B2)
7,911,578	4.750	04/28/21	7,496,220
Novelis, Inc. (BB/Ba2)
17,112,773	3.750	03/10/17	16,881,751

			24,377,971

Packaging – 2.7%
Ardagh Holdings USA, Inc. (B+/Ba3)
3,473,750	4.000	12/17/19	3,399,933
Berry Plastics Holding Corp. (BB-/B1)
32,380,982	3.500	02/08/20	31,270,638
Berry Plastics Holding Group, Inc. (BB-/B1)
11,387,681	3.750	01/06/21	11,062,335
BWAY Holding Co., Inc. (B-/B2)
28,780,375	5.500	08/14/20	28,636,473
Kloeckner Acquisition Corp. (B+/Ba3)
5,637,091	4.750	12/21/16	5,622,998
Reynolds Group Holdings, Inc. (B+/B1)
27,299,728	4.000	12/01/18	26,757,556

			106,749,933

Property/Casualty Insurance – 0.3%
York Risk Services Holding Corp. (B/B1)
11,260,982	4.750	10/01/21	11,176,525

Real Estate – 0.8%
ABRA, Inc. (B+/B1)
3,275,000	4.750	09/17/21	3,238,156
Realogy Corp. (BB/Ba3)
20,930,690	3.750	03/05/20	20,459,750
Starwood Property Trust, Inc. (BB/Ba3)
9,478,946	3.500	04/17/20	9,241,972

			32,939,878

Restaurants – 2.1%
Dunkin’ Brands, Inc. (B+/B2)
3,425,000	3.250	02/07/21	3,324,408
New Red Finance, Inc. (B-/Caa1)
65,125,000	4.500	12/12/21	64,845,614
NPC International, Inc. (B/B1)
10,758,121	4.000	12/28/18	10,314,348
Seminole Hard Rock Entertainment, Inc. (BB+/Ba1)
4,925,000	3.500	05/14/20	4,740,312

			83,224,682

Retailers – 4.8%
Academy Ltd. (B/B1)
10,953,332	4.500	08/03/18	10,753,105
Bass Pro Group LLC (BB-/B1)
7,567,364	3.750	11/20/19	7,447,573
BJ’s Wholesale Club, Inc. (B-/B3)
8,119,422	4.500	09/26/19	7,954,110

Principal Amount	Interest Rate	Maturity Date	Value
Senior Term Loans(a) – (continued)
Retailers – (continued)
BJ’s Wholesale Club, Inc. (CCC/Caa2)
$19,900,000	8.500%	03/26/20	$ 19,511,950
Burlington Coat Factory Warehouse Corp. (B+/B1)
12,967,500	4.250	08/13/21	12,781,157
Container Store, Inc. (B/B2)
11,291,153	4.250	04/06/19	10,895,963
Dell, Inc. (BBB/Ba2)
6,300,000	3.750	10/29/18	6,270,075
1,617,261	4.500	04/29/20	1,612,409
Fairway Group Acquisition Co. (B-/B2)
12,060,515	5.000	08/17/18	10,191,135
J Crew Group, Inc. (B-/B2)
7,944,562	4.000	03/05/21	7,467,889
Michaels Stores, Inc. (B+/Ba3)
25,332,344	3.750	01/28/20	24,783,392
Neiman Marcus Group Ltd., Inc. (B/B2)
24,158,269	4.250	10/25/20	23,579,437
Party City Holdings, Inc. (B/B2)
7,853,051	4.000	07/27/19	7,664,578
Payless, Inc. (B/B1)
7,554,519	5.000	03/11/21	6,874,612
Payless, Inc. (CCC+/B3)
3,750,000	8.500	03/11/22	3,337,500
Petco Animal Supplies, Inc. (B+/Ba3)
3,338,528	4.000	11/24/17	3,295,394
The Men’s Wearhouse, Inc. (BB-/Ba2)
3,740,625	4.500	06/18/21	3,717,246
True Religion Apparel, Inc. (B-/B3)
16,689,375	5.875	07/30/19	15,229,055
True Religion Apparel, Inc. (CCC/Caa2)
7,650,000	11.000	01/29/20	6,655,500

			190,022,080

Services Cyclical - Business Services – 4.2%
ADS Waste Holdings, Inc. (B+/B2)
50,089,053	3.750	10/09/19	48,539,298
Crossmark Holdings, Inc. (CCC+/Caa1)
6,864,000	8.750	12/21/20	6,649,500
Devix Midco SA (B/B1)
3,706,375	4.250	05/02/21	3,650,779
First Data Corp. (BB-/B1)
750,000	3.667	03/24/17	737,812
21,285,076	3.667	03/23/18	20,846,178
10,000,000	3.667	09/24/18	9,765,000
14,477,728	4.167	03/24/21	14,249,415
Koosharem LLC (B-/B3)
10,696,250	7.500	05/15/20	10,491,203
Ship US Bidco, Inc. (BB/Ba3)
1,513,791	5.250	11/30/19	1,510,642
TCH 2 Holdings LLC (B-/B1)
5,572,709	5.500	05/06/21	5,489,118
Travelport Finance S.A.R.L. (B-/B2)
10,625,000	6.000	09/02/21	10,588,450
Vantiv, LLC (BB+/Ba3)
33,021,531	3.750	06/13/21	32,588,289

			165,105,684

Services Cyclical - Consumer Services – 2.0%
Bright Horizons Family Solution, Inc. (BB-/B1)
41,363,763	3.750	01/30/20	40,665,956
Spin Holdco, Inc. (B/B2)
21,408,849	4.250	11/14/19	21,020,921
Weight Watchers International, Inc. (B+/B1)
982,500	3.160	04/02/16	952,720
18,230,833	4.000	04/02/20	13,992,165

			76,631,762

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Senior Term Loans(a) – (continued)
Services Cyclical - Rental Equipment – 0.2%
Maxim Crane Works LP (B/Caa2)
$8,250,000	10.250%	11/26/18	$ 8,291,250

Technology – 1.0%
Ability Network, Inc. (B/B2)
12,686,250	6.000	05/14/21	12,400,809
CDW LLC (BB+/Ba3)
27,741,192	3.250	04/29/20	26,850,145

			39,250,954

Technology - Software/Services – 3.5%
Applied Systems, Inc. (B+/B1)
1,515,797	4.250	01/25/21	1,488,331
Aspect Software, Inc. (B/B1)
4,924,800	7.250	05/07/16	4,777,056
Avago Technologies Cayman Ltd. (BBB-/Ba1)
37,283,972	3.750	05/06/21	37,113,211
Blackboard, Inc. (B+/B1)
7,376,700	4.750	10/04/18	7,288,180
BMC Software Finance, Inc. (B/B1)
30,564,834	5.000	09/10/20	29,667,145
Dealertrack Technologies, Inc. (BB-/Ba2)
6,002,719	3.250	02/28/21	5,875,161
Electrical Components International, Inc. (B+/B1)
6,216,256	5.750	05/28/21	6,200,716
Emdeon, Inc. (B+/Ba3)
18,758,028	3.750	11/02/18	18,394,685
Ion Trading Technologies S.A.R.L. (B/B2)
2,867,647	4.250	06/10/21	2,824,632
Ion Trading Technologies S.A.R.L. (CCC+/Caa2)
4,900,000	7.250	06/10/22	4,630,500
Lawson Software, Inc. (B+/Ba3)
4,349,861	3.750	06/03/20	4,214,232
Micro Focus International PLC (BB-/B1)
4,600,000	4.500	11/20/19	4,398,750
Sybil Software LLC (B+/B1)
7,459,375	4.750	03/20/20	7,356,808
Tibco Software Inc. (B-/B1)
3,425,000	5.500	11/25/15	3,390,750

			137,620,157

Transportation – 0.1%
Pilot Travel Centers LLC (BB/Ba2)
3,300,000	4.250	10/01/21	3,301,650

Utilities - Electric – 1.7%
Calpine Corp. (BB/Ba3)
4,482,963	4.000	04/01/18	4,428,046
33,597,621	4.000	10/09/19	33,114,824
14,450,303	4.000	10/30/20	14,207,393
NRG Energy, Inc. (BB+/Baa3)
16,588,475	2.750	07/02/18	16,238,126

			67,988,389

Wireless Telecommunications – 3.9%
Asurion LLC (B/Ba3)
2,075,783	5.000	05/24/19	2,045,767
Crown Castle Operating Co. (BBB/Ba2)
21,168,998	3.000	01/31/21	20,798,540

Principal Amount		Interest Rate	Maturity Date	Value
Senior Term Loans(a) – (continued)
Wireless Telecommunications – (continued)
General Communications, Inc. (BB+/Ba2)
	$5,200,000	3.500%	12/22/21	$ 5,180,500
Intelsat Jackson Holdings Ltd. (BB/Ba3)
	75,184,955	3.750	06/30/19	73,963,200
Level 3 Financing, Inc. (BB/Ba2)
	12,095,000	4.000	08/01/19	11,996,789
	22,000,000	4.000	01/15/20	21,807,500
	8,227,000	4.500	01/31/22	8,224,450
LTS Buyer LLC (B/B1)
	10,342,500	4.000	04/13/20	10,103,381

				154,120,127

TOTAL SENIOR TERM LOANS				$3,334,855,818

Corporate Obligations – 11.3%
Airlines – 1.1%
Air Canada (BB-/Ba3)(b)(c)
	$9,400,000	6.750%	10/01/19	$ 9,799,500
Air Canada (BB+/Ba2)(b)
	16,063,238	5.375	11/15/22	16,385,306
Air Canada 2013-1 Class C Pass Through Trust (B+/B1)(b)
	8,271,000	6.625	05/15/18	8,447,999
Continental Airlines 2012-3 Class C Pass Thru Certificates (B+/Ba3)
	4,500,000	6.125	04/29/18	4,725,000
United Airlines 2014-1 Class B Pass Through Trust (BB+/NR)
	3,850,000	4.750	10/11/23	3,801,875

				43,159,680

Automotive(c) – 0.1%
Chrysler Group LLC/CG Co-Issuer, Inc. (B/B1)
	5,000,000	8.000	06/15/19	5,287,500

Building Materials(b)(c) – 0.0%
Galapagos SA (B/B1)
EUR	1,100,000	5.375	06/15/21	1,311,223

Chemicals – 0.4%
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC (CCC/Caa2)(c)
	$5,575,000	8.875	02/01/18	4,961,750
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC (CCC/Caa3)(c)
	1,550,000	9.000	11/15/20	1,108,250
Momentive Performance Materials, Inc. (B/NR)(c)
	10,000,000	3.880	10/24/21	8,450,000
MPM Escrow LLC (NR/NR)
	10,000,000	8.875	10/15/20	—
WR Grace & Co. (BB+/Ba3)(b)
	1,500,000	5.125	10/01/21	1,535,625
	50,000	5.625	10/01/24	52,125

				16,107,750

Consumer Products - Household & Leisure(c) – 0.2%
Springs Industries, Inc. (B/B2)
	10,000,000	6.250	06/01/21	9,775,000

Consumer Products - Industrial(b)(c) – 0.2%
HD Supply, Inc. (B+/B1)
	6,550,000	5.250	12/15/21	6,664,625

Energy - Exploration & Production – 0.1%
Chesapeake Energy Corp. (BB+/Ba1)
	5,200,000	5.750	03/15/23	5,369,000

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Finance(b) – 0.1%
CIT Group, Inc. (BB-/Ba3)
$1,650,000	5.500%	02/15/19	$ 1,740,750
International Lease Finance Corp. (BBB-/Ba1)
2,000,000	7.125	09/01/18	2,240,000

			3,980,750

Food and Beverage(c) – 0.2%
B&G Foods, Inc. (BB-/B1)
5,450,000	4.625	06/01/21	5,313,750
Shearer’s Foods LLC/Chip Finance Corp. (B/B1)(b)
900,000	9.000	11/01/19	981,000

			6,294,750

Gaming(c) – 0.4%
Caesars Entertainment Operating Co., Inc. (CCC-/Caa3)
14,850,000	9.000	02/15/20	10,914,750
Scientific Games International, Inc. (BB-/Ba3)(b)
3,800,000	7.000	01/01/22	3,847,500

			14,762,250

Health Care – 2.3%
CHS/Community Health Systems, Inc. (BB/Ba2)(c)
12,550,000	5.125	08/15/18	12,989,250
10,000,000	5.125	08/01/21	10,425,000
CHS/Community Health Systems, Inc. (B-/B3)(c)
17,600,000	6.875	02/01/22	18,656,000
Crimson Merger Sub, Inc. (CCC+/Caa1)(b)(c)
5,200,000	6.625	05/15/22	4,654,000
HCA, Inc. (BB/Ba2)
10,000,000	3.750	03/15/19	10,025,000
16,300,000	6.500	02/15/20	18,235,625
8,050,000	5.000	03/15/24	8,291,500
HCA, Inc. (BB/NR)
6,550,000	5.250	04/15/25	6,844,750

			90,121,125

Media - Broadcasting & Radio(c) – 0.7%
iHeartCommunications, Inc. (CCC+/Caa1)
3,153,000	9.000	12/15/19	3,113,588
Univision Communications, Inc. (B+/B2)(b)
6,525,000	6.875	05/15/19	6,794,156
10,550,000	7.875	11/01/20	11,262,125
6,421,000	6.750	09/15/22	6,886,522

			28,056,391

Media - Cable(b)(c) – 0.7%
Numericable Group SA (B+/Ba3)
13,000,000	4.875	05/15/19	12,886,250
4,600,000	6.250	05/15/24	4,634,500
Virgin Media Secured Finance PLC (BB-/Ba3)
9,250,000	5.375	04/15/21	9,596,875

			27,117,625

Media - Non Cable(b)(c) – 0.1%
Nielsen Finance LLC/Nielsen Finance Co. (BB/B1)
3,450,000	5.000	04/15/22	3,458,625

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Packaging(c) – 0.6%
Ardagh Packaging Finance PLC (CCC+/Caa1)(b)
	$4,900,000	6.250%	01/31/19	$ 4,814,250
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (B+/Ba3)(b)
EUR	5,200,000	4.250	01/15/22	6,229,338
Reynolds Group Issuer, Inc. (B+/B1)
	$1,731,000	7.875	08/15/19	1,826,205
	8,550,000	5.750	10/15/20	8,763,750

				21,633,543

Restaurants(b)(c) – 0.1%
New Red Finance, Inc. (B-/Caa1)
	4,100,000	6.000	04/01/22	4,202,500

Retailers(c) – 0.2%
American Apparel, Inc. (CC/Caa2)
	5,927,198	15.000	04/15/20	6,016,106

Services Cyclical - Business Services(b)(c) – 0.5%
Altegrity, Inc. (CCC/Caa1)
	7,300,000	9.500	07/01/19	6,898,500
First Data Corp. (BB-/B1)
	6,900,000	7.375	06/15/19	7,262,250
	2,925,000	6.750	11/01/20	3,137,063
Sabre, Inc. (B+/Ba3)
	4,000,000	8.500	05/15/19	4,280,000

				21,577,813

Services Cyclical - Consumer Services(c) – 0.2%
APX Group, Inc. (B/Ba3)
	7,150,000	6.375	12/01/19	6,810,375

Services Cyclical - Rental Equipment(b)(c) – 0.5%
Ahern Rentals, Inc. (B/Caa1)
	8,525,000	9.500	06/15/18	8,780,750
Jurassic Holdings III, Inc. (B-/Caa1)
	11,000,000	6.875	02/15/21	10,340,000

				19,120,750

Telecommunications - Cellular – 1.8%
Altice Financing SA (BB-/B1)(b)(c)
	8,000,000	6.500	01/15/22	7,780,000
SBA Communications Corp. (B/B3)(b)(c)
	7,200,000	4.875	07/15/22	6,966,000
Softbank Corp. (BB+/Ba1)(b)
	17,550,000	4.500	04/15/20	17,418,375
Sprint Communications, Inc. (BB-/B2)
	8,000,000	8.375	08/15/17	8,660,000
Sprint Communications, Inc. (BB+/Ba2)(b)
	8,500,000	9.000	11/15/18	9,647,500
Sprint Communications, Inc. (BB-/B2)
	3,950,000	7.000	08/15/20	3,930,250
Sprint Corp. (BB-/B2)
	3,000,000	7.875	09/15/23	2,962,500
Wind Acquisition Finance SA (NR/Ba3)(b)(c)
	7,800,000	4.750	07/15/20	7,400,250
Wind Acquisition Finance SA (B/Caa1)(b)(c)
	7,600,000	7.375	04/23/21	7,129,750

				71,894,625

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Telecommunications - Internet & Data(c)(d) – 0.1%
Level 3 Financing, Inc. (B/B3)
	$4,650,000	3.826%	01/15/18	$ 4,684,875

Telecommunications - Satellites(c) – 0.2%
Intelsat Jackson Holdings SA (B-/Caa1)
	6,700,000	6.625	12/15/22	6,884,250

Telecommunications - Wirelines – 0.1%
Frontier Communications Corp. (BB-/Ba3)
	5,000,000	8.250	04/15/17	5,562,500

Transportation(c) – 0.4%
Aguila 3 SA (B/B2)
	15,500,000	7.875 (b)	01/31/18	14,976,875
CHF	2,150,000	7.875	01/31/18	2,115,767

				17,092,642

TOTAL CORPORATE OBLIGATIONS				$ 446,946,273

Asset-Backed Securities(b)(d) – 0.2%
Collateralized Loan Obligation – 0.2%
Zais CLO 1 Ltd. Series 2014-1A, Class B (A/NR)
	$8,600,000	2.861%	04/15/26	$ 7,953,202

Shares	Description	Value
Investment Companies(e) – 0.5%
13,499,684	Goldman Sachs Financial Square - Government Fund	$ 13,499,684
1,027,062	Goldman Sachs High Yield Fund	6,932,670

TOTAL INVESTMENT COMPANIES		$ 20,432,354

TOTAL INVESTMENTS – 96.8%		$3,810,187,647

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.2%		124,182,041

NET ASSETS – 100.0%		$3,934,369,688

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Senior Term Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility at December 31, 2014. Senior Term Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $248,395,309, which represents approximately 6.3% of net assets as of December 31, 2014.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at December 31, 2014.

(e)	Represents Affiliated Funds.

Security ratings disclosed, if any, are obtained from Standard & Poor’s /Moody’s Investors Service. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Currency Abbreviations:
CHF	— Swiss Franc
EUR	— Euro
USD	— U.S. Dollar

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
LIBOR	— London Interbank Offered Rate
LP	— Limited Partnership
WR	— Withdrawn Rating

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2014, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Deutsche Bank AG (London)	USD/CHF	01/07/15	$2,195,510	$70,600
UBS AG (London)	USD/EUR	01/07/15	36,404,921	1,098,622

TOTAL				$1,169,222

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

UBS AG (London)	EUR/USD	01/07/15	$38,756	$(1,347)
Westpac Banking Corp.	EUR/USD	01/07/15	10,930,952	(294,437)

TOTAL				$(295,784)

SWAP CONTRACTS — At December 31, 2014, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

	Notional Amount (000s)(a)	Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	$100,600	03/18/20	3 month LIBOR	2.250%	$(2,221,360)	$392,341
	96,900	03/18/22	3 month LIBOR	2.500	(2,953,679)	556,111
	12,900	03/18/25	3 month LIBOR	3.000	(806,045)	40,879

TOTAL					$(5,981,084)	$989,331

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2014.

TAX INFORMATION — At December 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$3,894,244,448

Gross unrealized gain	8,615,439
Gross unrealized loss	(92,672,240)

Net unrealized security loss	$(84,056,801)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments

December 31, 2014 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – 76.6%
Automotive – 2.5%
Ford Motor Credit Co. LLC
	$3,075,000	3.984%		06/15/16	$ 3,185,996
	4,325,000	5.875		08/02/21	5,001,885
General Motors Co.
	3,700,000	3.500		10/02/18	3,774,000
General Motors Financial Co., Inc.
	655,000	3.500		07/10/19	667,281

					12,629,162

Banks – 16.4%
Abbey National Treasury Services PLC(a)
GBP	600,000	2.155		02/16/16	936,832
American Express Co.(b)
	$1,200,000	3.625		12/05/24	1,215,006
	3,055,000	6.800	(a)	09/01/66	3,203,931
Bank of America Corp.
	3,750,000	5.000		05/13/21	4,164,649
	8,300,000	4.000		04/01/24	8,642,602
Bank of Montreal(c)
	700,000	2.850		06/09/15	707,003
Barclays Bank PLC
	3,575,000	2.500		02/20/19	3,616,285
Canadian Imperial Bank of Commerce(c)
	400,000	2.600		07/02/15	404,081
Citigroup, Inc.
	3,750,000	3.375		03/01/23	3,768,845
Compass Bank(b)
	1,025,000	2.750		09/29/19	1,023,800
Credit Suisse AG(c)
	2,500,000	6.500		08/08/23	2,720,193
HSBC Holdings PLC(a)(b)
	1,675,000	6.375		09/17/49	1,691,750
ING Bank NV(a)(b)
	3,675,000	4.125		11/21/23	3,734,072
Intesa Sanpaolo SPA
	1,600,000	3.125		01/15/16	1,623,738
	4,075,000	3.875		01/16/18	4,237,367
	3,400,000	5.017	(c)	06/26/24	3,298,526
JPMorgan Chase & Co.
	3,700,000	3.875		09/10/24	3,694,250
Macquarie Bank Ltd.(c)
	2,133,000	6.625		04/07/21	2,462,342
MUFG Capital Finance 1 Ltd.(a)(b)
	2,650,000	6.346		12/31/49	2,812,180
Nordea Bank AB(a)(b)(c)
	1,200,000	6.125		09/23/49	1,187,100
PNC Preferred Funding Trust II(a)(b)(c)
	3,800,000	1.463		03/29/49	3,572,000
Regions Financial Corp.
	3,850,000	5.750		06/15/15	3,929,961
Royal Bank of Scotland PLC
	4,250,000	2.550		09/18/15	4,292,551
	1,150,000	9.500	(a)(b)	03/16/22	1,306,878
Santander Holdings USA, Inc.
	3,000,000	3.000	(b)	09/24/15	3,035,958
	855,000	4.625		04/19/16	889,163
	975,000	3.450	(b)	08/27/18	1,008,958
Santander US Debt SAU(c)
	1,700,000	3.781		10/07/15	1,736,001

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Banks – (continued)
Sumitomo Mitsui Financial Group, Inc.(c)
$2,875,000	4.436%	04/02/24	$ 2,976,752
The Bank of Nova Scotia(c)
300,000	1.650	10/29/15	302,708
Wells Fargo & Co.(a)(b)
3,625,000	5.900	06/15/49	3,652,187

			81,847,669

Brokerage – 2.4%
KKR Group Finance Co. LLC(c)
1,850,000	6.375	09/29/20	2,155,616
Morgan Stanley, Inc.
1,300,000	3.875	04/29/24	1,333,890
8,375,000	3.700	10/23/24	8,482,261

			11,971,767

Chemicals – 2.7%
Albemarle Corp.(b)
900,000	3.000	12/01/19	899,390
Eastman Chemical Co.(b)
1,675,000	3.600	08/15/22	1,696,265
725,000	3.800	03/15/25	732,597
Ecolab, Inc.
1,667,000	5.500	12/08/41	1,976,302
Incitec Pivot Ltd.(c)
3,700,000	4.000	12/07/15	3,784,826
Monsanto Co.(b)
2,000,000	4.200	07/15/34	2,072,785
2,400,000	4.700	07/15/64	2,496,213

			13,658,378

Consumer Products – 1.0%
Avon Products, Inc.
3,875,000	4.600	03/15/20	3,519,813
Whirlpool Corp.
1,300,000	2.400	03/01/19	1,294,560

			4,814,373

Distributor(c) – 0.2%
Southern Star Central Gas Pipeline, Inc.
1,100,000	6.000	06/01/16	1,155,026

Diversified Manufacturing – 0.7%
Valmont Industries, Inc.(b)
1,200,000	5.250	10/01/54	1,190,628
Xylem, Inc.
2,350,000	3.550	09/20/16	2,434,365

			3,624,993

Electric – 4.5%
Arizona Public Service Co.
3,965,000	8.750	03/01/19	4,995,928
Florida Power & Light Co.(b)
2,600,000	5.250	02/01/41	3,210,041
Kentucky Utilities Co.(b)
1,700,000	5.125	11/01/40	2,049,672
PPL WEM Holdings PLC(b)(c)
1,750,000	5.375	05/01/21	1,966,787
Progress Energy, Inc.
1,000,000	7.000	10/30/31	1,338,775
Public Service Electric & Gas Co.(b)
2,525,000	3.950	05/01/42	2,606,977

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Electric – (continued)
Puget Sound Energy, Inc.(a)(b)
$2,000,000	6.974%	06/01/67	$ 2,060,000
Ruwais Power Co. PJSC(c)
670,000	6.000	08/31/36	770,500
Southern California Edison Co.(b)
1,550,000	4.050	03/15/42	1,604,877
Virginia Electric and Power Co.(b)
2,030,000	4.000	01/15/43	2,082,554

			22,686,111

Energy – 4.1%
Anadarko Petroleum Corp.
3,125,000	8.700	03/15/19	3,822,805
ConocoPhillips Co.(b)
1,650,000	3.350	11/15/24	1,660,292
1,375,000	4.150	11/15/34	1,412,555
Corp Financiera de Desarrollo SA(c)
360,000	4.750	02/08/22	374,400
Dolphin Energy Ltd.(c)
314,270	5.888	06/15/19	342,903
600,000	5.500	12/15/21	673,560
Lukoil International Finance BV
200,000	6.125	11/09/20	178,000
Nexen, Inc.
675,000	6.400	05/15/37	837,628
Pemex Project Funding Master Trust
900,000	6.625	06/15/35	1,037,250
Petrobras Global Finance BV
3,100,000	4.875	03/17/20	2,869,360
390,000	6.250	03/17/24	369,837
Petroleos Mexicanos
150,000	3.500	07/18/18	151,500
127,000	6.000	03/05/20	142,557
800,000	6.375	01/23/45	900,000
PTTEP Canada International Finance Ltd.(c)
820,000	5.692	04/05/21	919,037
Transocean, Inc.
1,900,000	6.500	11/15/20	1,786,000
Transportadora de Gas Internacional SA ESP(b)
570,000	5.700	03/20/22	595,650
Weatherford International Ltd.
1,885,000	9.625	03/01/19	2,234,529

			20,307,863

Food & Beverage – 2.7%
Beam Suntory, Inc.(b)
3,400,000	3.250	05/15/22	3,383,615
Pernod-Ricard SA(c)
5,700,000	4.450	01/15/22	6,102,865
SABMiller Holdings, Inc.(c)
1,175,000	4.950	01/15/42	1,323,641
WM Wrigley Jr Co.(b)(c)
2,650,000	3.375	10/21/20	2,708,636

			13,518,757

Health Care Products – 1.2%
Becton Dickinson & Co.
1,925,000	2.675	12/15/19	1,945,445
Medtronic, Inc.(c)
1,375,000	2.500	03/15/20	1,382,647
2,450,000	3.150	03/15/22	2,485,529

			5,813,621

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Home Construction – 0.9%
MDC Holdings, Inc.
$2,275,000	5.625%		02/01/20	$ 2,380,920
2,375,000	6.000	(b)	01/15/43	1,973,723

				4,354,643

Life Insurance – 1.3%
Genworth Financial, Inc.
1,000,000	8.625		12/15/16	1,075,216
Nippon Life Insurance Co.(a)(b)(c)
2,425,000	5.100		10/16/44	2,534,125
Teachers Insurance & Annuity Association of America(c)
2,440,000	4.900		09/15/44	2,719,009

				6,328,350

Media - Cable – 3.5%
Comcast Corp.
1,375,000	4.250		01/15/33	1,455,855
2,300,000	6.450		03/15/37	3,043,718
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.(b)
3,975,000	4.450		04/01/24	4,162,964
2,675,000	3.950		01/15/25	2,715,387
1,025,000	6.000		08/15/40	1,155,960
Time Warner Cable, Inc.
2,000,000	5.000		02/01/20	2,208,483
1,675,000	7.300		07/01/38	2,321,509
425,000	5.875	(b)	11/15/40	509,456

				17,573,332

Media - Non Cable – 1.2%
21st Century Fox America, Inc.
1,225,000	3.700	(b)(c)	09/15/24	1,262,114
2,200,000	6.150		02/15/41	2,795,502
1,625,000	5.400		10/01/43	1,934,364

				5,991,980

Metals & Mining – 1.5%
Freeport-McMoRan, Inc.
525,000	4.000		11/14/21	519,826
3,525,000	3.550	(b)	03/01/22	3,316,710
Glencore Funding LLC(c)
1,550,000	1.700		05/27/16	1,552,465
1,975,000	2.500		01/15/19	1,944,733

				7,333,734

Noncaptive - Financial – 2.5%
Air Lease Corp.
800,000	4.500		01/15/16	822,000
1,100,000	5.625		04/01/17	1,182,500
GE Capital Trust I(a)(b)
3,280,000	6.375		11/15/67	3,509,600
General Electric Capital Corp.(a)(b)
975,000	6.375		11/15/67	1,043,250
International Lease Finance Corp.
3,225,000	5.750		05/15/16	3,345,938
2,500,000	7.125	(c)	09/01/18	2,800,000

				12,703,288

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Pharmaceuticals – 2.3%
Actavis Funding SCS(b)
$1,575,000	4.850%		06/15/44	$ 1,595,083
Actavis, Inc.(b)
1,200,000	4.625		10/01/42	1,177,528
Bayer US Finance LLC(c)
1,400,000	2.375		10/08/19	1,405,555
2,575,000	3.000		10/08/21	2,595,935
Forest Laboratories, Inc.(c)
2,075,000	4.375		02/01/19	2,191,968
1,050,000	5.000	(b)	12/15/21	1,136,967
Gilead Sciences, Inc.(b)
1,375,000	4.800		04/01/44	1,520,053

				11,623,089

Pipelines – 4.1%
Energy Transfer Partners LP
3,727,000	5.950		02/01/15	3,740,021
Enterprise Products Operating LLC(a)(b)
3,725,000	8.375		08/01/66	3,999,719
1,765,000	7.000		06/01/67	1,817,950
Kinder Morgan, Inc.(b)(c)
1,475,000	5.000		02/15/21	1,535,202
Tennessee Gas Pipeline Co.
2,125,000	8.375		06/15/32	2,792,263
TransCanada PipeLines Ltd.(a)(b)
3,875,000	6.350		05/15/67	3,739,375
Western Gas Partners LP(b)
2,450,000	5.450		04/01/44	2,584,642

				20,209,172

Property/Casualty Insurance – 0.8%
Alleghany Corp.(b)
1,175,000	4.900		09/15/44	1,203,222
American International Group, Inc.(b)
975,000	4.500		07/16/44	1,020,997
Arch Capital Group Ltd.
1,245,000	7.350		05/01/34	1,710,431

				3,934,650

Real Estate Investment Trusts – 7.2%
American Campus Communities Operating Partnership LP(b)
3,200,000	4.125		07/01/24	3,237,901
ARC Properties Operating Partnership LP
5,075,000	2.000		02/06/17	4,837,347
Camden Property Trust
3,400,000	5.700		05/15/17	3,704,256
CBL & Associates LP(b)
1,875,000	4.600		10/15/24	1,905,315
CubeSmart LP(b)
1,625,000	4.800		07/15/22	1,783,530
Developers Diversified Realty Corp.
590,000	9.625		03/15/16	648,153
3,750,000	7.500		04/01/17	4,210,496
ERP Operating LP(b)
1,750,000	4.500		07/01/44	1,829,523
HCP, Inc.
2,525,000	6.300		09/15/16	2,731,483
2,475,000	2.625	(b)	02/01/20	2,442,323
Health Care REIT, Inc.(b)
775,000	4.125		04/01/19	822,472
Kilroy Realty LP
1,125,000	6.625		06/01/20	1,311,435

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Real Estate Investment Trusts – (continued)
Retail Opportunity Investments Partnership LP(b)
$1,825,000	5.000%		12/15/23	$ 1,986,226
Trust F/1401(c)
230,000	5.250		12/15/24	234,600
UDR, Inc.
1,900,000	4.250		06/01/18	2,028,403
WEA Finance LLC/Westfield UK & Europe Finance PLC(b)(c)
2,150,000	2.700		09/17/19	2,149,374

				35,862,837

Retailers(b) – 5.3%
Amazon.com, Inc.
4,975,000	3.300		12/05/21	5,067,108
CVS Health Corp.
4,851,000	3.375		08/12/24	4,890,303
1,075,000	5.750		05/15/41	1,333,044
NIKE, Inc.
2,936,000	3.625		05/01/43	2,899,135
Sysco Corp.
4,250,000	3.500		10/02/24	4,359,394
Walgreens Boots Alliance, Inc.
4,875,000	3.300		11/18/21	4,911,416
3,175,000	3.800		11/18/24	3,233,069

				26,693,469

Technology - Hardware – 1.2%
Hewlett-Packard Co.
1,400,000	3.000		09/15/16	1,435,738
4,400,000	2.600		09/15/17	4,477,366

				5,913,104

Technology - Software/Services – 0.6%
Apple, Inc.
3,000,000	3.850		05/04/43	2,996,452

Tobacco – 0.3%
Altria Group, Inc.
1,650,000	2.850		08/09/22	1,605,391

Trucking & Leasing(c) – 1.1%
ERAC USA Finance LLC
1,525,000	5.625		03/15/42	1,780,349
Penske Truck Leasing Co. LP/PTL Finance Corp.
3,100,000	2.500		03/15/16	3,142,662
650,000	4.875		07/11/22	700,193

				5,623,204

Wirelines Telecommunications – 4.4%
Telefonica Emisiones SAU
625,000	6.221		07/03/17	691,110
1,750,000	3.192		04/27/18	1,799,279
Verizon Communications, Inc.
5,425,000	4.500		09/15/20	5,891,302
4,775,000	4.150	(b)	03/15/24	4,932,378
3,464,000	6.400		09/15/33	4,256,757
788,000	6.550		09/15/43	1,007,954
3,398,000	4.862	(c)	08/21/46	3,501,278

				22,080,058

TOTAL CORPORATE OBLIGATIONS				$382,854,473

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations(a) – 2.0%
Commercial Mortgage-Backed Securities – 2.0%
Sequential Floating Rate – 2.0%
GS Mortgage Securities Trust Series 2007-GG10, Class A4
$9,028,310	5.796%	08/10/45	$ 9,789,154

Agency Debentures – 0.2%
FHLB
$600,000	3.000%	09/10/21	$ 629,676
Tennessee Valley Authority
500,000	4.625	09/15/60	576,709

TOTAL AGENCY DEBENTURES			$ 1,206,385

Foreign Debt Obligations – 3.2%
Sovereign – 3.2%
Federal Republic of Brazil
$1,140,000	4.250%	01/07/25	$ 1,140,000
370,000	8.250	01/20/34	509,675
1,485,000	7.125	01/20/37	1,871,100
Republic of Chile
935,000	3.625	10/30/42	846,175
Republic of Colombia
801,000	4.000	02/26/24	819,023
522,000	6.125	01/18/41	623,790
Republic of Indonesia
490,000	5.875	01/15/24	550,025
Republic of Panama(d)
120,000	9.375	04/01/29	182,100
Republic of Turkey
2,040,000	6.250	09/26/22	2,333,250
1,550,000	5.750	03/22/24	1,732,125
180,000	7.375	02/05/25	223,875
Republic of Uruguay
551,876	5.100	06/18/50	560,154
Russian Federation
200,000	4.875	09/16/23	176,500
United Mexican States
2,854,000	6.050	01/11/40	3,496,150
835,000	5.550	01/21/45	972,775

TOTAL FOREIGN DEBT OBLIGATIONS			$ 16,036,717

Municipal Debt Obligations – 3.3%
California – 2.0%
California State GO Bonds Build America Taxable Series 2009
$1,450,000	7.500%	04/01/34	$ 2,155,541
455,000	7.300	10/01/39	670,210
California State GO Bonds Build America Taxable Series 2010
2,320,000	7.625	03/01/40	3,561,200
California State University RB Build America Bonds Series 2010
2,825,000	6.484	11/01/41	3,702,106

			10,089,057

Illinois – 1.2%
Chicago Illinois Metropolitan Water Reclamation District GO Bonds Build America Taxable Direct Payment Series 2009
1,775,000	5.720	12/01/38	2,206,769

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Debt Obligations – (continued)
Illinois – (continued)
Illinois State GO Bonds Build America Series 2010
$3,225,000	6.630%		02/01/35	$ 3,590,489

				5,797,258

New Jersey – 0.1%
New Jersey State Turnpike Authority RB Build America Bonds Taxable Series 2009 F
350,000	7.414		01/01/40	525,959

TOTAL MUNICIPAL DEBT OBLIGATIONS				$ 16,412,274

U.S. Treasury Obligations – 9.4%
United States Treasury Bonds
$350,000	2.750%		11/15/42	$ 349,891
1,900,000	3.750	(e)	11/15/43	2,285,263
1,000,000	3.375		05/15/44	1,126,520
1,600,000	3.000		11/15/44	1,681,376
United States Treasury Inflation Protected Securities
3,114,040	0.625		01/15/24	3,134,468
1,385,692	2.375		01/15/25	1,630,350
United States Treasury Notes
16,700,000	0.375	(e)	01/31/16	16,712,192
7,600,000	1.750		09/30/19	7,640,964
3,700,000	1.500		11/30/19	3,676,024
3,500,000	1.625		12/31/19	3,494,820
2,400,000	2.000		10/31/21	2,405,520
2,600,000	2.125		12/31/21	2,625,272

TOTAL U.S. TREASURY OBLIGATIONS				$ 46,762,660

Shares	Rate	Value
Preferred Stock(a) – 0.3%
Banks – 0.3%
CoBank ACB
17,603	6.200%	$ 1,760,300

Shares	Description	Value
Investment Company(f) – 2.7%
13,317,540	Goldman Sachs Financial Square - Government Fund	$ 13,317,540

TOTAL INVESTMENTS – 97.7%		$488,139,503

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.3%		11,370,714

NET ASSETS – 100.0%		$499,510,217

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at December 31, 2014.

(b)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $78,699,208, which represents approximately 15.8% of net assets as of December 31, 2014.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

(d)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect at December 31, 2014.

(e)	A portion of these securities are segregated as collateral for initial margin requirements on futures transactions.

(f)	Represents an Affiliated Fund.

Currency Abbreviations:
GBP	— British Pound
USD	— U.S. Dollar

Investment Abbreviations:
FHLB	— Federal Home Loan Bank
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
LP	— Limited Partnership
RB	— Revenue Bond
REIT	— Real Estate Investment Trust
SPA	— Stand-by Purchase Agreement

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2014, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Citibank NA (London)	USD/GBP	01/09/15	$924,137	$5,255

FUTURES CONTRACTS — At December 31, 2014, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Eurodollars	62	June 2015	$15,432,575	$3,543
Eurodollars	31	September 2015	7,699,625	3,745
Eurodollars	(110)	June 2017	(26,900,500)	(68,704)
Ultra Long U.S. Treasury Bonds	30	March 2015	4,955,625	137,020
2 Year U.S. Treasury Notes	103	March 2015	22,515,156	(28,908)
5 Year U.S. Treasury Notes	566	March 2015	67,314,204	(38,663)
10 Year U.S. Treasury Notes	(131)	March 2015	(16,610,391)	29,088
20 Year U.S. Treasury Bonds	132	March 2015	19,082,250	295,524

TOTAL				$332,645

SWAP CONTRACTS — At December 31, 2014, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

			Rates Exchanged		Market Value
	Notional Amount (000s)(a)	Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	$7,000	08/04/17	3 month LIBOR	2.195%	$(9,663)	$(14,691)
	12,100	03/18/20	3 month LIBOR	2.250	(264,021)	44,030
	10,600	08/04/21	3.025%	3 month LIBOR	50,233	240,942
	18,700	03/18/22	3 month LIBOR	2.500	(574,191)	111,503
	23,600	03/18/25	3 month LIBOR	3.000	(1,495,817)	95,978
	12,600	03/10/26	3.170	3 month LIBOR	(913,393)	1,548,363
	5,700	08/04/26	3 month LIBOR	3.408	(79,255)	(286,115)
	5,500	03/18/30	3 month LIBOR	3.250	(531,672)	43,095

TOTAL					$(3,817,779)	$1,783,105

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2014.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT

					Market Value
Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at December 31, 2014(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Sold:
CDX North America Investment Grade Index 23	$55,100	1.000%	12/20/19	0.660%	$926,112	$(23,008)

(b)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

TAX INFORMATION — At December 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$473,039,248

Gross unrealized gain	18,264,530
Gross unrealized loss	(3,164,275)

Net unrealized security gain	$15,100,255

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments

December 31, 2014 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – 77.3%
Argentina(a) – 0.2%
Republic of Argentina (NR/NR)
	$47,450,000	0.000%		12/15/35	$ 3,463,850

Brazil – 12.4%
Brazil Letras do Tesouro Nacional (BBB+/Baa2)(b)
BRL	6,877,000	0.000		04/01/15	2,513,079
	179,336,000	0.000		01/01/16	59,686,848
	57,600,000	0.000		07/01/17	16,000,895
Brazil Notas do Tesouro Nacional (BBB+/Baa2)
	5,173,408	6.000		08/15/16	1,952,735
	2,109,448	6.000		05/15/17	797,916
	22,806,000	10.000		01/01/18	8,028,687
	24,246,000	10.000		01/01/19	8,420,876
	88,468,000	10.000		01/01/23	29,483,785
	53,421,000	10.000		01/01/25	17,591,364
	96,633,747	6.000		08/15/40	35,514,945
	3,537,459	6.000		08/15/50	1,296,296

					181,287,426

Chile – 0.8%
Bonos de la Tesoreria de la Republica (NR/NR)
CLP	2,130,244,150	3.000		01/01/15	3,509,645
Bonos del Banco Central de Chile en Pesos (NR/NR)
	1,576,134,400	3.000		03/01/22	2,872,644
Republic of Chile (NR/NR)
	2,905,000,000	6.000		01/01/18	5,135,383

					11,517,672

Colombia – 6.3%
Republic of Colombia (NR/Baa2)
COP	1,000,000,000	4.375		03/21/23	366,380
Republic of Colombia (BBB/Baa2)
	7,417,000,000	12.000		10/22/15	3,283,047
Republic of Colombia (BBB+/Baa2)
	27,468,800,000	8.000		10/28/15	11,837,533
	3,424,300,000	11.250		10/24/18	1,694,701
	155,773,700,000	7.000		05/04/22	65,751,381
	15,005,000,000	7.500		08/26/26	6,343,646
	10,162,700,000	6.000		04/28/28	3,698,812

					92,975,500

Costa Rica – 0.3%
Republic of Costa Rica (NR/NR)
CRC	2,229,800,000	11.130		03/28/18	4,360,639
	394,800,000	9.200		03/27/19	723,847

					5,084,486

Croatia – 1.0%
Republic of Croatia (BB/Ba1)
EUR	12,270,000	3.875		05/30/22	15,208,254

Dominican Republic – 1.6%
Dominican Republic (NR/NR)
DOP	344,700,000	16.950		02/04/22	10,000,777
	113,200,000	14.500	(c)	02/10/23	2,798,104
	100,000	14.500		02/10/23	2,472
	390,500,000	18.500	(c)	02/04/28	11,360,000

					24,161,353

Principal Amount		Interest Rate	Maturity Date	Value
Sovereign Debt Obligations – (continued)
Honduras(c) – 0.1%
Republic of Honduras (B/B3)
	$1,690,000	8.750%	12/16/20	$ 1,871,675

Hungary – 6.2%
Hungary Government Bond (BB/Ba1)
HUF	350,930,000	6.750	11/24/17	1,496,331
	674,650,000	5.500	12/20/18	2,812,075
	4,542,880,000	6.500	06/24/19	19,816,841
	2,040,010,000	7.500	11/12/20	9,502,916
	2,696,060,000	7.000	06/24/22	12,600,950
	756,750,000	6.000	11/24/23	3,409,795
Hungary Government Bond (BB/NR)
	216,870,000	4.000	04/25/18	859,137
	1,386,720,000	6.750	10/22/28	6,884,004
	2,605,700,000	5.500	06/24/25	11,517,479
Hungary Government Bond (NR/NR)
	5,484,540,000	3.500	06/24/20	21,265,163

				90,164,691

Indonesia – 0.6%
Perusahaan Penerbit SBSN (NR/Baa3)(c)
	$7,761,000	4.350	09/10/24	7,751,299
Perusahaan Penerbit SBSN (BB+/Baa3)
	1,090,000	3.300	11/21/22	1,027,325
Republic of Indonesia (NR/Baa3)
IDR	9,000,000	6.125	05/15/28	608

				8,779,232

Malaysia – 5.6%
Malaysia Government Bond (NR/NR)
MYR	22,240,000	3.197	10/15/15	6,337,112
	11,940,000	3.260	03/01/18	3,353,376
	42,270,000	3.654	10/31/19	11,968,340
	16,680,000	3.889	07/31/20	4,708,468
	18,540,000	4.048	09/30/21	5,281,236
	5,610,000	3.418	08/15/22	1,521,030
	15,400,000	3.480	03/15/23	4,179,780
	1,600,000	4.444	05/22/24	462,176
	80,830,000	4.181	07/15/24	23,082,727
Malaysia Government Bond (NR/A3)
	11,880,000	4.378	11/29/19	3,453,745
	11,000,000	4.160	07/15/21	3,142,857
	48,970,000	4.498	04/15/30	14,047,450

				81,538,297

Mexico – 7.4%
United Mexican States (A/A3)
MXN	304,390,900	7.750	12/14/17	22,561,244
	117,500,100	6.500	06/09/22	8,361,956
	63,186,100	8.000	12/07/23	4,932,104
	115,237,700	10.000	12/05/24	10,259,462
	38,412,400	7.500	06/03/27	2,914,399
	900	8.500	05/31/29	74
	38,412,100	7.750	05/29/31	2,964,298
United Mexican States (NR/A3)
	821,676,000	4.750	06/14/18	55,647,015

				107,640,552

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – (continued)
Nigeria – 1.0%
Nigeria Government Bond (NR/NR)
NGN	443,650,000	0.000	%(b)	05/07/15	$ 2,307,000
	658,670,000	0.000	(b)	06/04/15	3,386,265
	1,574,590,000	0.000	(b)	09/03/15	7,788,866
	225,570,000	16.000		06/29/19	1,251,852

					14,733,983

Peru – 1.6%
Republic of Peru (A-/A3)
PEN	52,802,000	5.700	(c)	08/12/24	17,681,750
	9,882,000	8.200		08/12/26	3,962,198
	422,000	6.900		08/12/37	146,993
Republic of Peru (NR/NR)
	2,168,000	5.200		09/12/23	715,439
Republic of Peru (NR/A3)
	116,000	6.950		08/12/31	41,290
	1,969,000	6.850		02/12/42	663,960

					23,211,630

Philippines – 0.1%
Republic of Philippines (BBB/Baa2)
PHP	41,000,000	3.900		11/26/22	891,354

Poland – 6.0%
Poland Government Bond (A/NR)
PLN	5,300,000	3.250		07/25/19	1,566,777
	58,780,000	3.250		07/25/25	17,718,421
Poland Government Bond (A/A2)
	8,910,000	5.750		10/25/21	3,058,052
	140,850,000	5.750		09/23/22	49,221,827
	50,100,000	4.000		10/25/23	15,928,593

					87,493,670

Romania – 2.5%
Republic of Romania (NR/NR)
RON	51,060,000	5.900		07/26/17	15,000,094
	27,520,000	4.750		06/24/19	8,061,999
Romania Government Bond (NR/NR)
	43,700,000	5.950		06/11/21	13,659,413

					36,721,506

Russia – 4.4%
Russian Federation (BBB-/Baa2)
	$1,000,000	4.500		04/04/22	872,500
Russian Federation Bond (BBB/Baa2)
RUB	1,289,130,000	6.200		01/31/18	16,551,793
Russian Federation Bond (BBB/Baa2)
	1,125,000,000	7.850		03/10/18	15,111,111
Russian Federation Bond (BBB/Baa2)
	565,740,000	7.500		02/27/19	7,119,477
	115,870,000	6.700		05/15/19	1,405,069
Russian Federation Bond (BBB/Baa2)
	40,950,000	7.600		04/14/21	480,123
Russian Federation Bond (BBB/Baa2)
	533,850,000	7.600		07/20/22	6,059,967
Russian Federation Bond (BBB/Baa2)
	422,140,000	7.000		01/25/23	4,694,614
	437,490,000	7.000		08/16/23	4,881,884
	649,780,000	7.050		01/19/28	6,695,675

					63,872,213

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – (continued)
South Africa – 1.6%
Republic of South Africa (NR/NR)
ZAR	122,790,000	8.250%		03/31/32	$ 10,340,882
	10,780,000	8.500		01/31/37	922,466
	66,770,000	8.750		01/31/44	5,784,739
	69,160,000	8.750		02/28/48	6,021,781
Republic of South Africa (BBB+/Baa2)
	920,000	8.000		12/21/18	81,715

					23,151,583

Thailand – 9.2%
Thailand Government Bond (NR/Baa1)
THB	369,980,000	3.580		12/17/27	11,742,755
	162,327,282	1.250		03/12/28	4,391,784
	97,800,000	3.775		06/25/32	3,042,936
Thailand Government Bond (A-/Baa1)
	174,547,000	3.875		06/13/19	5,639,905
	671,222,240	1.200		07/14/21	19,451,608
	2,310,215,000	3.650		12/17/21	74,972,445
	458,420,000	3.625		06/16/23	14,934,265

					134,175,698

Turkey – 8.2%
Turkey Government Bond (NR/NR)
TRY	5,110,000	8.300		10/07/15	2,185,897
	14,910,000	9.000		03/08/17	6,539,950
	64,250,000	8.300		06/20/18	27,824,099
	19,120,000	8.800		11/14/18	8,415,241
	37,230,000	10.400		03/27/19	17,342,796
	68,090,000	8.500		07/10/19	29,669,338
	5,920,000	7.100		03/08/23	2,396,376
	20,890,000	10.400		03/20/24	10,379,902
	32,150,000	9.000		07/24/24	14,790,473

					119,544,072

Venezuela – 0.2%
Republic of Venezuela (CCC+/Caa1)
	$1,690,000	7.750		10/13/19	735,150
	680,000	9.000		05/07/23	309,400
	2,690,000	8.250		10/13/24	1,183,600
	530,000	7.650		04/21/25	229,225
	1,730,000	9.250		05/07/28	769,850

					3,227,225

TOTAL SOVEREIGN DEBT OBLIGATIONS					$1,130,715,922

Structured Notes – 11.0%
Brazil – 0.2%
Notas do Tesouro Nacional Series B (Issuer HSBC Corp.) (NR/NR)
BRL	845,000	0.000	%(a)	01/05/17	$ 302,636
	7,866,586	6.000		08/15/40	2,891,137

					3,193,773

Colombia – 1.9%
Republic of Columbia (Issuer Citigroup Funding, Inc.) (NR/NR)
COP	24,676,000,000	11.250	(c)	10/25/18	12,212,258
	15,491,000,000	11.250	(c)	10/25/18	7,666,562
	12,492,000,000	11.000		07/27/20	6,374,047
	4,226,000,000	11.000		07/25/24	2,120,042

					28,372,909

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Structured Notes – (continued)
Indonesia – 8.3%
Republic of Indonesia (Issuer Barclays Bank PLC) (NR/NR)
IDR	140,000,000,000	10.000%		07/17/17	$ 11,925,717
Republic of Indonesia (Issuer Deutsche Bank AG (London) (NR/NR)(c)
	105,400,000,000	7.000		05/17/22	8,148,607
	35,400,000,000	7.000		05/17/27	2,615,341
	29,500,000,000	8.250		06/17/32	2,381,914
Republic of Indonesia (Issuer JPMorgan Chase Bank NA) (NR/NR)
	50,100,000,000	10.000		07/17/17	4,267,703
	46,000,000,000	10.000	(c)	07/18/17	3,918,450
	66,250,000,000	7.000	(c)	05/17/27	4,894,530
	161,824,000,000	6.125	(c)	05/17/28	10,936,349
	74,554,000,000	6.625	(c)	05/17/33	5,092,667
	288,650,000,000	6.625	(c)	05/17/33	19,717,230
Republic of Indonesia (Issuer Standard Chartered Bank) (NR/NR)(c)
	89,862,000,000	9.000		03/19/29	7,781,752
	16,032,000,000	9.000		03/19/29	1,388,318
	17,000,000,000	9.000		03/19/29	1,472,144
	72,800,000,000	9.000		03/19/29	6,304,239
	274,460,000,000	9.000		03/19/29	23,767,327
	34,721,000,000	9.000		03/19/29	3,006,724
	37,708,000,000	9.000		03/19/29	3,265,388

					120,884,400

Nigeria(c) – 0.2%
Federal Republic of Nigeria (Issuer Citigroup Funding, Inc.) (NR/NR)
NGN	224,000,000	16.000		07/03/19	1,243,139
Federal Republic of Nigeria (Issuer HSBC Corp.) (NR/NR)
	301,630,000	7.000		10/23/19	1,178,829

					2,421,968

Zambia(c) – 0.4%
Republic of Zambia (Issuer Standard Chartered Bank (London) (NR/NR)
ZMW	10,060,000	11.000		09/06/17	1,272,496
	31,230,000	11.000		02/20/19	3,553,964
	13,170,000	13.000		09/03/24	1,330,541

					6,157,001

TOTAL STRUCTURED NOTES					$ 161,030,051

Corporate Obligations – 5.2%
Brazil(c) – 0.3%
Banco Santander Brasil SA (BBB-/Baa2)
BRL	12,900,000	8.000%		03/18/16	$ 4,643,505

Hong Kong – 1.1%
China Unicom Ltd. (NR/NR)
CNH	58,670,000	4.000		04/16/17	9,382,463
CITIC Ltd. (BBB+/A3)
	$5,120,000	6.800		01/17/23	5,917,527

					15,299,990

Ireland(c) – 0.3%
AHML Finance Ltd. (BBB-/Baa2)
RUB	331,200,000	7.750		02/13/18	3,650,770

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Kazakhstan – 0.2%
KazMunayGas National Co. (BBB-/Baa3)
	$3,190,000	9.125%	07/02/18	$ 3,477,100

Mexico – 0.5%
America Movil SAB de CV (A-/A2)
MXN	115,550,000	6.000	06/09/19	7,833,398

Netherlands – 0.3%
Lukoil International Finance BV (BBB-/Baa2)
	$5,161,000	3.416	04/24/18	4,386,850

Philippines – 0.2%
Alliance Global Group, Inc. (NR/NR)
	2,710,000	6.500	08/18/17	2,899,700

South Africa – 1.8%
Transnet Ltd. (NR/NR)
ZAR	18,000,000	10.800	11/06/23	1,675,820
	93,000,000	9.500	08/19/25	7,930,485
	61,000,000	8.900	11/14/27	4,936,788
Transnet Ltd. (BBB+/Baa1)
	136,000,000	10.000	03/30/29	11,438,096

				25,981,189

United States – 0.2%
Citigroup, Inc. (NR/NR)
ZMW	15,400,000	0.000	05/20/15	2,264,895

Venezuela – 0.3%
Petroleos de Venezuela SA (CCC+/NR)
	$7,380,000	6.000	05/16/24	2,785,950
	3,830,000	6.000	11/15/26	1,397,950
	1,700,000	5.375	04/12/27	607,750
	350,000	5.500	04/12/37	122,500

				4,914,150

TOTAL CORPORATE OBLIGATIONS				$ 75,351,547

Municipal Debt Obligations – 1.3%
Puerto Rico – 1.3%
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB (Senior Lien) Series 2008 A (BB-/Caa1)
	$215,000	6.000%	07/01/38	$ 155,144
	815,000	6.000	07/01/44	576,775
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB (Senior Lien) Series 2012 A (BB-/Caa1)
	320,000	5.750	07/01/37	227,962
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB (Senior Lien) Series 2012 D (BB-/Caa1)
	165,000	5.000	07/01/33	113,510
Puerto Rico Commonwealth GO Bonds for Public Improvement Series 2011 A (BB/B2)
	120,000	5.750	07/01/41	86,131
Puerto Rico Commonwealth GO Bonds for Public Improvement Series 2012 A (BB/B2)
	30,000	5.125	07/01/37	20,947
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2008 A (BB/B2)
	70,000	5.500	07/01/32	50,604

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Debt Obligations – (continued)
Puerto Rico – (continued)
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2009 B (BB/B2)
$45,000	5.875%		07/01/36	$ 32,617
170,000	5.750		07/01/38	123,695
120,000	6.000		07/01/39	88,048
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2009 C (BB/B2)
705,000	6.000		07/01/39	517,280
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2011 A (BB/B2)
45,000	6.000		07/01/34	33,255
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2011 E (BB/B2)
40,000	5.625		07/01/32	29,164
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2012 A (BB/B2)
20,000	5.500		07/01/26	15,122
130,000	5.750		07/01/28	98,289
820,000	5.500		07/01/39	594,516
300,000	5.000		07/01/41	205,002
Puerto Rico Commonwealth GO Bonds Series 2007 A (BB/B2)
285,000	5.250		07/01/37	201,538
Puerto Rico Commonwealth GO Bonds Series 2014 A (BB/B2)
7,535,000	8.000		07/01/35	6,565,396
Puerto Rico Commonwealth GO Bonds Unrefunded Balance for Public Improvement Series 2001 A (BB/B2)
80,000	5.125		07/01/31	57,010
Puerto Rico Commonwealth GO Bonds Unrefunded Balance for Public Improvement Series 2004 A (BB/B2)
20,000	5.000		07/01/34	13,810
Puerto Rico Commonwealth GO Bonds Unrefunded Balance for Public Improvement Series 2006 A (BB/B2)
30,000	5.250		07/01/27	22,155
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Capital Appreciation Series 2010 A (BBB-/B1)(b)
85,000	0.000		08/01/35	14,675
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Capital Appreciation SubSeries 2010 C (BBB-/B1)(b)
215,000	0.000		08/01/37	29,610
175,000	0.000		08/01/38	22,075
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Series 2011 C (BBB/Ba3)
45,000	5.250		08/01/40	35,242
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2009 A (BBB-/B1)
90,000	5.250		08/01/27	71,023
1,690,000	0.000	(d)	08/01/32	1,285,329
900,000	5.750		08/01/37	668,277
160,000	6.375		08/01/39	126,800
1,930,000	6.000		08/01/42	1,455,162
15,000	6.500		08/01/44	11,999
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2010 A (BBB-/B1)
475,000	0.000	(d)	08/01/33	264,870
840,000	5.500		08/01/37	612,259
710,000	5.375		08/01/39	497,043
1,830,000	5.500		08/01/42	1,300,618
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2010 C (BBB-/B1)
240,000	5.375		08/01/38	168,979
160,000	6.000		08/01/39	121,259
1,790,000	5.250		08/01/41	1,246,699
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2011 A-1 (BBB-/B1)
330,000	5.000		08/01/43	219,925
175,000	5.250		08/01/43	120,794

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Debt Obligations – (continued)
Puerto Rico – (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Unrefunded SubSeries 2009 A (BBB-/B1)
$1,200,000	5.500%	08/01/28	$ 950,904
140,000	6.125	08/01/29	115,240

TOTAL MUNICIPAL DEBT OBLIGATIONS			$ 19,166,752

U.S. Treasury Obligations – 3.8%
United States Treasury Notes
$32,100,000	1.625%	12/31/19	$ 32,052,491
23,600,000	2.125	12/31/21	23,829,392

TOTAL U.S. TREASURY OBLIGATIONS			$ 55,881,883

Shares	Description	Value
Investment Company(e) – 0.2%
3,075,357	Goldman Sachs Financial Square - Government Fund	$ 3,075,357

TOTAL INVESTMENTS – 98.8%		$1,445,221,512

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.2%		17,024,554

NET ASSETS – 100.0%		$1,462,246,066

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at December 31, 2014.

(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $182,905,872, which represents approximately 12.5% of net assets as of December 31, 2014.

(d)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at December 31, 2014.

(e)	Represents an Affiliated Issuer.

Security ratings disclosed, if any, are obtained from Standard & Poor’s /Moody’s Investor Service. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Currency Abbreviations:
BRL	— Brazilian Real
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
COP	— Colombian Peso
CRC	— Costa Rican Colon
DOP	— Dominican Peso
EUR	— Euro
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NGN	— Nigerian Naira
PEN	— Peruvian Nuevo Sol
PHP	— Philippine Peso

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

PLN	— Polish Zloty
RON	— New Romanian Leu
RUB	— Russian Ruble
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— Turkish Lira
USD	— U.S. Dollar
ZAR	— South African Rand
ZMW	— Zambian Kwacha

Investment Abbreviations:
BUBOR	— Budapest Interbank Offered Rate
CLICP	— Sinacofi Chile Interbank Rate
DTF	— Depositos Termino Fijo
GO	— General Obligation
JIBAR	— Johannesburg Interbank Agreed Rate
KWCDC	— South Korean Won Certificate of Deposit
LIBOR	— London Interbank Offered Rate
RB	— Revenue Bond
TIIE	— La Tasa de Interbank Equilibrium Interest Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2014, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Bank of America NA	EUR/HUF	03/18/15	$10,262,863	$89,276
	IDR/USD	01/20/15	4,618,030	246,830
	USD/COP	01/09/15	2,891,705	192,885
	USD/EUR	03/18/15	5,766,998	134,144
	USD/PLN	03/18/15	9,047,312	185,983
Barclays Bank PLC	CNH/USD	03/18/15	12,392,203	42,203
	EUR/PLN	03/18/15	9,927,766	120,433
	USD/CNH	03/18/15	24,264,835	197,165
	USD/MYR	01/09/15	3,548,843	10,605
	USD/SGD	03/18/15	11,676,551	241,801
	USD/ZAR	03/18/15	5,755,736	108,264
BNP Paribas SA	MYR/USD	01/20/15	5,468,073	4,073
	USD/JPY	03/18/15	5,584,266	80,734
	USD/PEN	01/23/15	7,797,558	129,628
	USD/TRY	03/18/15	1,943,539	76,155
Citibank NA (London)	ILS/USD	03/18/15	17,132,074	88,937
	USD/BRL	01/13/15	67,226,832	1,516,748
	USD/BRL	01/15/15	4,481,178	69,297
	USD/ILS	05/06/15	8,134,972	894,652
	USD/JPY	03/18/15	10,642,162	284,838
	USD/MXN	01/22/15	28,809,602	2,459,568
	ZAR/USD	03/18/15	5,736,205	18,205
Credit Suisse International (London)	USD/COP	01/09/15	7,499,445	205,443
	USD/COP	01/23/15	4,424,345	612,707
	USD/COP	10/02/15	1,396,974	218,371
Deutsche Bank AG (London)	EUR/HUF	03/18/15	5,871,179	55,328
	MXN/USD	03/18/15	8,494,660	16,660
	THB/USD	01/30/15	6,292,459	8,819
	USD/CNH	03/18/15	34,695,522	320,852
	USD/COP	10/02/15	1,048,096	163,835
	USD/HUF	03/18/15	3,736,375	47,625
	USD/IDR	01/30/15	20,367,843	228,810
	USD/MXN	02/19/15	15,599,780	235,417
	USD/MYR	01/09/15	16,764,555	273,445
	USD/MYR	01/30/15	9,119,256	588,963
	USD/PLN	03/18/15	24,428,356	1,088,901
	USD/RUB	01/23/15	1,760,996	698,436
	USD/SGD	03/18/15	11,674,340	197,948
	USD/THB	01/30/15	9,981,491	104,358
	USD/TRY	03/18/15	12,969,102	619,347
	USD/ZAR	03/18/15	10,778,611	217,716
HSBC Bank PLC	CNH/USD	03/18/15	70,466,841	224,874
	MYR/USD	01/20/15	5,467,387	3,387
	USD/CNH	03/18/15	78,362,718	539,921
	USD/MYR	01/09/15	8,875,678	43,054
	USD/MYR	01/30/15	4,514,289	1,929
	USD/RON	03/18/15	8,010,354	53,911
	USD/SGD	03/18/15	20,254,861	176,139
	USD/TRY	03/18/15	13,493,076	667,924
JPMorgan Chase Bank (London)	IDR/USD	01/20/15	5,837,380	296,380
	USD/BRL	01/15/15	4,756,047	106,101
	USD/COP	01/23/15	27,778,117	4,130,272
	USD/EUR	03/18/15	43,712,979	1,269,127
	USD/IDR	01/30/15	9,070,779	75,425

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

JPMorgan Chase Bank (London) (continued)	USD/JPY	03/18/15	$5,659,130	$58,870
	USD/MXN	03/18/15	13,656,495	134,505
	USD/MYR	01/30/15	7,930,548	24,470
	USD/RUB	01/23/15	17,951,865	6,154,529
	USD/ZAR	03/18/15	5,755,329	28,671
Morgan Stanley & Co. International PLC	BRL/USD	01/09/15	5,616,175	153,175
	BRL/USD	01/15/15	11,253,377	171,377
	RUB/USD	01/20/15	17,581,475	1,190,975
	USD/BRL	01/09/15	5,756,300	108,700
	USD/BRL	01/15/15	5,633,336	31,664
	USD/CLP	01/23/15	9,333,953	258,279
	USD/RUB	01/20/15	4,128,040	28,960
	USD/RUB	01/23/15	6,704,333	334,903
	USD/TRY	03/18/15	22,650,965	644,035
	ZAR/USD	03/18/15	3,745,914	52,914
Royal Bank of Canada	BRL/USD	01/09/15	11,257,683	332,683
	BRL/USD	01/16/15	44,949,542	191,542
	USD/BRL	01/09/15	7,661,479	251,013
	USD/BRL	01/12/15	5,639,191	78,809
	USD/PLN	03/18/15	6,168,919	37,849
Royal Bank of Scotland PLC	USD/HUF	03/18/15	8,162,665	188,243
	USD/TRY	03/18/15	6,347,652	37,533
Standard Chartered Bank	BRL/USD	01/09/15	5,674,077	211,077
	KRW/USD	01/15/15	1,749,129	5,046
	NGN/USD	02/19/15	1,236,435	14,589
	USD/CNH	03/18/15	20,807,739	151,261
	USD/EUR	03/18/15	5,651,355	134,628
	USD/MXN	03/18/15	6,162,123	22,777
	USD/ZAR	03/18/15	12,795,092	450,908
State Street Bank and Trust	USD/CNH	03/18/15	21,976,481	185,063
	USD/MXN	03/18/15	11,315,859	370,141
UBS AG (London)	BRL/USD	01/16/15	5,619,692	11,692
	USD/BRL	01/09/15	6,982,691	237,868
	USD/BRL	01/13/15	5,684,654	99,346
	USD/BRL	01/16/15	20,531,879	726,668
	USD/BRL	01/23/15	10,611,074	141,926
	USD/CNH	03/18/15	22,589,838	185,827
	USD/ILS	05/06/15	8,952,243	1,103,390
	USD/MXN	03/05/15	26,405	1,248
	USD/ZAR	03/18/15	5,736,598	47,402
	ZAR/USD	03/18/15	5,632,925	59,925
Westpac Banking Corp.	KRW/USD	01/30/15	1,251,047	24,244
	USD/EUR	03/18/15	91,214,914	1,652,972
	USD/SGD	03/18/15	12,442,183	273,900

TOTAL				$37,289,446

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Bank of America NA	COP/USD	01/09/15	$14,982,765	$(369,235)
	EUR/USD	03/18/15	14,532,229	(422,337)
	USD/IDR	01/20/15	5,680,693	(139,693)
Barclays Bank PLC	BRL/USD	01/23/15	4,938,069	(111,931)
	HUF/USD	03/18/15	9,996,048	(644,952)
	JPY/USD	03/18/15	5,010,644	(97,356)
	MYR/USD	01/20/15	6,873,954	(10,046)
	USD/IDR	01/20/15	4,411,588	(147,588)
	USD/PHP	01/13/15	8,362,860	(46,163)
	ZAR/USD	03/18/15	24,468,818	(948,895)
BNP Paribas SA	EUR/USD	03/18/15	11,364,467	(221,222)
	HUF/USD	03/18/15	10,595,116	(672,623)
	JPY/USD	03/18/15	5,354,382	(108,618)
	MYR/USD	01/30/15	17,698,946	(111,601)
	TRY/USD	03/18/15	550,647	(15,361)

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Citibank NA (London)	EUR/USD	03/18/15	$28,959,108	$(679,928)
	JPY/USD	03/18/15	5,612,649	(52,351)
	PEN/USD	01/23/15	5,922,054	(123,052)
	USD/IDR	01/16/15	5,677,418	(69,418)
Credit Suisse International (London)	CLP/USD	01/23/15	2,229,183	(74,129)
	COP/USD	01/09/15	2,321,453	(85,547)
	RUB/USD	01/26/15	4,776,074	(1,384,926)
	USD/CLP	01/09/15	3,731,963	(14,623)
Deutsche Bank AG (London)	HUF/USD	03/18/15	9,056,404	(516,687)
	IDR/USD	01/30/15	8,462,447	(152,338)
	MXN/USD	03/18/15	18,425,184	(182,898)
	MYR/USD	01/30/15	13,723,636	(551,250)
	PHP/USD	01/30/15	7,170,075	(38,875)
	PLN/EUR	03/18/15	11,501,301	(320,046)
	PLN/USD	03/18/15	11,376,094	(668,906)
	RUB/USD	01/26/15	3,595,164	(332,455)
	THB/USD	01/30/15	10,966,242	(117,297)
	USD/COP	01/09/15	8,488,803	(193,409)
	USD/IDR	01/20/15	5,724,692	(183,692)
	USD/INR	01/27/15	6,833,627	(941)
	USD/THB	01/30/15	30,650,017	(88,368)
	ZAR/USD	03/18/15	46,379,804	(2,203,327)
HSBC Bank PLC	CNH/USD	03/18/15	46,478,491	(20,509)
	INR/USD	01/12/15	17,930,256	(298,694)
	KRW/USD	01/30/15	6,227,025	(233,536)
	MYR/USD	01/09/15	4,675,443	(81,874)
	PLN/USD	03/18/15	55,139,022	(2,977,257)
	RON/USD	03/18/15	7,206,616	(232,030)
JPMorgan Chase Bank (London)	EUR/USD	03/18/15	5,763,971	(105,061)
	JPY/USD	03/18/15	5,152,190	(27,810)
	MXN/USD	03/18/15	35,727,864	(561,992)
	MYR/USD	01/30/15	59,921,924	(2,401,879)
	PHP/USD	01/30/15	1,012,137	(1,153)
	RUB/USD	01/23/15	9,380,179	(1,856,600)
	USD/TRY	03/18/15	11,116,116	(188,116)
	USD/ZAR	03/18/15	3,777,503	(15,604)
Merrill Lynch International Bank Ltd.	COP/USD	01/23/15	6,924,060	(956,359)
	TRY/USD	03/18/15	7,110,511	(288,489)
Morgan Stanley & Co. International PLC	BRL/USD	01/23/15	12,268,546	(922,516)
	INR/USD	01/27/15	11,975,131	(213,869)
	MXN/USD	03/18/15	2,619,814	(121,593)
	PEN/USD	01/23/15	7,118,779	(137,207)
	PLN/USD	03/18/15	33,269,951	(1,667,430)
	RUB/USD	01/23/15	3,516,369	(845,307)
	TRY/USD	03/18/15	1,991,615	(84,305)
	USD/BRL	01/16/15	18,586,761	(266,761)
	USD/RUB	01/20/15	8,530,280	(488,330)
	USD/ZAR	03/18/15	7,028,854	(24,869)
Royal Bank of Canada	MXN/USD	03/18/15	63,830,879	(3,345,664)
Royal Bank of Scotland PLC	EUR/USD	03/18/15	5,186,188	(79,926)
	INR/USD	01/15/15	12,610,527	(241,613)
	INR/USD	01/27/15	11,255,292	(249,708)
	TRY/USD	03/18/15	14,220,747	(551,404)
	USD/COP	01/23/15	9,196,122	(25,161)
	USD/TRY	03/18/15	16,118,363	(326,363)
Standard Chartered Bank	BRL/USD	01/23/15	8,571,564	(413,772)
	CLP/USD	01/09/15	10,297,309	(194,269)
	COP/USD	01/23/15	14,415,015	(2,216,052)
	IDR/USD	01/30/15	27,447,766	(422,291)
	NGN/USD	02/17/15	6,946,452	(135,424)
	NGN/USD	02/19/15	1,137,584	(3,525)

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Standard Chartered Bank (continued)	NGN/USD	03/09/15	$1,591,551	$(73,831)
	TRY/USD	03/18/15	3,989,421	(96,103)
	USD/CLP	01/09/15	2,001,230	(14,230)
	USD/KRW	01/09/15	5,955,026	(91,026)
	USD/KRW	01/15/15	11,397,113	(67,113)
	USD/PHP	01/12/15	4,166,672	(29,216)
	ZAR/USD	03/18/15	35,146,327	(1,734,673)
State Street Bank and Trust	ZAR/USD	03/18/15	7,157,851	(4,393)
UBS AG (London)	PLN/USD	03/18/15	1,692,950	(92,444)
Westpac Banking Corp.	SGD/USD	03/18/15	3,905,943	(25,460)

TOTAL				$(37,554,895)

FUTURES CONTRACTS — At December 31, 2014, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Eurodollars	546	June 2015	$135,906,225	$31,205
Eurodollars	273	September 2015	67,806,375	32,976
Ultra Long U.S. Treasury Bonds	(59)	March 2015	(9,746,062)	(212,862)
10 Year German Euro-Bund	(55)	March 2015	(10,373,579)	(171,227)
2 Year U.S. Treasury Notes	276	March 2015	60,331,875	(112,882)
5 Year U.S. Treasury Notes	(750)	March 2015	(89,197,266)	160,776
10 Year U.S. Treasury Notes	(303)	March 2015	(38,419,453)	(813)
20 Year U.S. Treasury Bonds	40	March 2015	5,782,500	105,453

TOTAL				$(167,374)

SWAP CONTRACTS — At December 31, 2014, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

					Rates Exchanged		Market Value
Counterparty	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Bank of America Securities LLC	COP	20,906,520		12/11/16	Colombia 90 Days DTF	4.340%	$—	$55,993
	BRL	52,790		01/02/17	11.890%	1 month Brazilian Interbank Deposit Average	—	(238,773)
	KRW	7,833,870		11/04/17	2.060	3 month KWCDC	—	(8,074)
	CLP	4,338,450		07/31/19	6 month CLICP	4.030	—	(114,609)
	COP	1,588,000		12/04/19	Colombia IBR Overnight Interbank	4.850	—	13,673
	KRW	48,420,000	(a)	08/10/22	3 month KWCDC	3.120	—	(1,234,097)
	CLP	2,809,080		06/07/23	6 month CLICP	5.360	—	(312,132)
	KRW	2,088,990		01/16/24	3 month KWCDC	3.445	—	(165,875)
	MXN	145,070	(a)	04/22/27	9.300	Mexico Interbank TIIE 28 Days	—	566,318
		158,630	(a)	09/03/27	8.590	Mexico Interbank TIIE 28 Days	—	342,475
Barclays Bank PLC	KRW	14,556,500		11/07/17	2.033	3 month KWCDC	—	(25,007)
		26,091,240	(a)	09/18/22	3 month KWCDC	3.300	—	(841,623)
		30,000,000	(a)	10/09/22	3 month KWCDC	3.120	—	(739,185)
		6,345,000	(a)	11/21/22	3 month KWCDC	3.150	—	(160,105)
		37,196,850	(a)	11/29/22	3 month KWCDC	3.230	—	(1,053,949)
		26,791,540	(a)	12/05/22	3 month KWCDC	3.275	—	(810,466)
	MXN	703,500	(a)	06/29/27	8.010	Mexico Interbank TIIE 28 Days	—	746,269
	KRW	6,115,600		01/24/28	3 month KWCDC	3.000	23	(309,031)

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS (continued)

					Rates Exchanged		Market Value
Counterparty	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Citibank NA	BRL	52,740		01/04/16	13.070%	1 month Brazilian Interbank Deposit Average	$—	$30,723
		67,890		01/04/16	1 month Brazilian Interbank Deposit Average	12.640%	—	(279,772)
	COP	20,669,680		12/11/16	Colombia IBR Overnight Interbank	4.330	—	57,044
	BRL	35,190		01/02/17	11.500	1 month Brazilian Interbank Deposit Average	—	(237,372)
	KRW	26,353,510		03/07/17	2.875	3 month KWCDC	—	425,871
		61,863,940		10/06/17	2.238	3 month KWCDC	—	202,217
		7,346,590		10/14/17	2.240	3 month KWCDC	—	25,365
		17,743,170		10/28/17	2.173	3 month KWCDC	—	35,130
	ZAR	166,000		05/31/18	6.500	3 month JIBAR	—	(266,678)
	CLP	1,495,220		03/13/19	6 month CLICP	4.650	—	(111,157)
	ZAR	306,200		11/02/19	6.590	3 month JIBAR	—	(810,220)
		162,000		05/30/20	6.623	3 month JIBAR	—	(501,318)
	COP	4,527,080		04/16/24	Colombia IBR Overnight Interbank	5.920	—	42,726
	KRW	20,189,970		07/11/24	2.940	3 month KWCDC	—	833,994
	MXN	94,190	(a)	09/03/27	8.520	Mexico Interbank TIIE 28 Days	—	189,655
	KRW	19,730,000	(a)	03/13/28	3 month KWCDC	3.165	—	(241,911)
Credit Suisse International (London)	BRL	46,010		01/04/16	13.130	1 month Brazilian Interbank Deposit Average	—	35,353
	CLP	5,864,500		03/28/16	6 month CLICP	3.860	—	(121,658)
		4,742,700		03/31/16	6 month CLICP	3.850	—	(97,309)
	BRL	45,140		01/02/17	12.580	1 month Brazilian Interbank Deposit Average	—	(35,895)
	CLP	5,280,140		04/28/17	6 month CLICP	3.980	—	(168,144)
		2,675,440		05/12/17	6 month CLICP	3.950	—	(80,519)
		2,269,050		07/28/17	6 month CLICP	3.640	—	(41,265)
	BRL	23,240		01/02/18	11.120	1 month Brazilian Interbank Deposit Average	—	(258,205)
		40,360		01/02/18	11.935	1 month Brazilian Interbank Deposit Average	—	(181,603)
	CLP	567,780		03/13/19	6 month CLICP	4.660	—	(42,606)
		442,000		03/26/19	6 month CLICP	4.540	—	(29,074)
	COP	20,678,330		04/15/19	Colombia 90 Days DTF	5.110	—	3,631
		9,588,030		06/18/19	Colombia 90 Days DTF	5.350	—	(24,289)
		1,548,140		12/04/19	Colombia 90 Days DTF	4.900	—	11,871
		3,635,890		05/02/24	Colombia IBR Overnight Interbank	6.055	—	21,235
Deutsche Bank AG	BRL	17,110		01/04/16	11.230	1 month Brazilian Interbank Deposit Average	—	(85,553)
		38,650		01/04/16	10.370	1 month Brazilian Interbank Deposit Average	—	(287,434)
		56,320		01/04/16	10.347	1 month Brazilian Interbank Deposit Average	—	(430,239)
		71,300		01/04/16	8.860	1 month Brazilian Interbank Deposit Average	—	(1,310,063)
	KRW	11,710,120		03/03/17	2.850	3 month KWCDC	—	183,938
		42,937,060		10/06/17	2.245	3 month KWCDC	—	147,501
		25,622,240		10/13/17	2.247	3 month KWCDC	—	92,971
		16,542,100		10/15/17	2.252	3 month KWCDC	—	62,535
		7,077,400		10/28/17	2.172	3 month KWCDC	—	13,919
		4,679,640		11/04/17	2.075	3 month KWCDC	—	(2,958)

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS (continued)

					Rates Exchanged		Market Value
Counterparty	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Deutsche Bank AG (continued)	BRL	9,840		01/02/18	11.150%	1 month Brazilian Interbank Deposit Average	$—	$(106,703)
		31,520		01/02/18	11.450	1 month Brazilian Interbank Deposit Average	—	(257,482)
		127,930		01/02/18	11.500	1 month Brazilian Interbank Deposit Average	—	(1,028,160)
	ZAR	132,550		05/30/18	6.520	3 month JIBAR	—	(205,804)
		162,430		05/31/18	6.530	3 month JIBAR	—	(247,824)
		66,000		06/07/18	7.110	3 month JIBAR	—	39
		168,500		06/07/18	7.100	3 month JIBAR	—	(4,418)
	COP	17,921,760		06/17/19	Colombia IBR Overnight Interbank	5.320%	—	(37,415)
	CLP	2,048,400		07/28/19	6 month CLICP	4.000	—	(49,672)
	ZAR	190,000		01/02/20	6.200	3 month JIBAR	(1,011)	(810,314)
		7,820		05/23/21	6.550	3 month JIBAR	—	(34,208)
	KRW	22,865,240	(a)	09/14/22	3 month KWCDC	3.210	—	(655,648)
		26,091,240	(a)	09/18/22	3 month KWCDC	3.320	—	(862,712)
		5,000,000		01/08/23	3 month KWCDC	3.390	—	(170,863)
		17,289,860		08/23/23	3.620	3 month KWCDC	—	1,538,961
	MXN	159,380	(a)	04/22/27	9.290	Mexico Interbank TIIE 28 Days	—	618,801
		94,990	(a)	09/22/27	7.940	Mexico Interbank TIIE 28 Days	—	73,931
JPMorgan Securities, Inc.	BRL	153,100		01/04/16	9.980	1 month Brazilian Interbank Deposit Average	—	(1,439,174)
	THB	387,070		11/24/16	1.810		—	(15,214)
	BRL	75,160		01/02/17	1 month Brazilian Interbank Deposit Average	12.290	—	210,009
		266,920		01/02/17	1 month Brazilian Interbank Deposit Average	9.040	—	6,789,660
	COP	10,159,090		04/22/19	Colombia IBR Overnight Interbank	5.190	—	(10,537)
		2,655,530		12/04/19	Colombia IBR Overnight Interbank	4.880	—	21,363
	ZAR	125,000		12/20/21	7.760	3 month JIBAR	(1,332)	86,127
	KRW	23,074,380	(a)	11/29/22	3 month KWCDC	3.220	—	(644,523)
		5,318,590		01/13/24	3 month KWCDC	3.465	—	(429,625)
		3,104,250		07/03/24	3 month KWCDC	2.965	—	(134,416)
Morgan Stanley & Co. International PLC	BRL	46,050		01/04/16	10.190	1 month Brazilian Interbank Deposit Average	—	(385,622)
	THB	136,160		11/28/16	1.820		—	(5,684)
	INR	1,452,310		12/22/16	7.350		—	(4,599)
	KRW	5,518,900		10/13/17	2.250	3 month KWCDC	—	20,392
		32,193,570		10/13/17	2.245	3 month KWCDC	—	114,676
		6,738,260		10/14/17	2.245	3 month KWCDC	—	24,161
		6,738,270		10/14/17	2.250	3 month KWCDC	—	25,057
		12,968,300		10/28/17	2.167	3 month KWCDC	—	23,781
	CLP	1,333,530		03/12/19	6 month CLICP	4.640	—	(98,426)
		3,792,910		04/09/19	6 month CLICP	4.420	—	(213,880)
		1,243,800		04/15/19	6 month CLICP	4.350	—	(63,516)
	BRL	25,280		01/04/21	1 month Brazilian Interbank Deposit Average	11.410	—	169,054
		56,730		01/04/21	1 month Brazilian Interbank Deposit Average	11.980	—	14,689
	MXN	310,000		06/17/21	5.630	Mexico Interbank TIIE 28 Days	—	(71,174)
	KRW	82,000,000		01/08/23	3 month KWCDC	3.380	—	(2,769,267)
		14,200,000	(a)	02/05/23	3 month KWCDC	3.315	—	(437,557)
		28,000,000	(a)	03/03/28	3 month KWCDC	3.135	—	(314,408)

TOTAL							$(2,320)	$(9,295,905)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2014.

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

					Rates Exchanged		Market Value
	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	HUF	804,750		11/13/16	2.180%	6 month BUBOR	$7	$3,795
		3,544,510		11/21/16	2.110	6 month BUBOR	31	(1,536)
		6,580,540		11/25/16	2.050	6 month BUBOR	57	(33,375)
		2,697,170		11/26/16	2.070	6 month BUBOR	24	(9,762)
		3,811,630		11/27/16	2.035	6 month BUBOR	33	(23,707)
		2,141,390		12/05/16	2.070	6 month BUBOR	18	(7,455)
		1,944,140		12/09/16	2.100	6 month BUBOR	17	(2,470)
	ZAR	151,610		06/13/19	7.640	3 month JIBAR	63	179,502
		230,220		09/08/19	7.310	3 month JIBAR	(546)	(4,997)
		$700	(a)	03/18/20	2.250	3 month LIBOR	16,023	(3,296)
		120,000	(a)	03/18/22	3 month LIBOR	2.500%	(3,657,764)	688,640
	MXN	54,290		11/20/24	Mexico Interbank TIIE 28 Days	5.955	29	51,662
		54,930		11/26/24	6.210	Mexico Interbank TIIE 28 Days	28	40,415
		46,930		11/26/24	6.235	Mexico Interbank TIIE 28 Days	24	41,042
		62,080		11/28/24	6.240	Mexico Interbank TIIE 28 Days	32	55,123
		65,840		11/28/24	6.265	Mexico Interbank TIIE 28 Days	34	67,598
		126,870		12/03/24	6.280	Mexico Interbank TIIE 28 Days	64	148,137
	ZAR	52,850		12/18/24	3 month JIBAR	7.890	34	12,348
		$20,230	(a)	03/18/25	3 month LIBOR	3.000	(1,149,717)	(50,229)
		24,500	(a)	03/18/30	3 month LIBOR	3.250	(2,280,571)	104,180

TOTAL							$(7,072,080)	$1,255,615

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2014.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at December 31, 2014(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Purchased:
Bank of America Securities LLC	People’s Republic of China, 4.250%, 10/28/14	$1,160	(1.000)%	06/20/19	0.712%	$(6,525)	$(8,276)
Barclays Bank PLC		3,170	(1.000)	03/20/19	0.652	(10,239)	(35,940)
Citibank NA		29,550	(1.000)	03/20/19	0.652	(120,562)	(309,911)
		51,890	(1.000)	06/20/19	0.712	(277,807)	(384,299)
JPMorgan Securities, Inc.		3,310	(1.000)	03/20/19	0.652	(9,936)	(38,284)
		1,630	(1.000)	06/20/19	0.712	(9,848)	(10,951)
Protection Sold:
Bank of America Securities LLC	Russian Federation, 7.500%, 03/31/30	2,520	1.000	12/20/19	4.755	(443,564)	46,310
Citibank NA		16,230	1.000	12/20/19	4.755	(2,074,583)	(483,921)

TOTAL						$(2,953,064)	$(1,225,272)

(b)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CROSS CURRENCY SWAP CONTRACTS

Counterparty	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Termination Date(c)	Receive	Pay	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Citibank NA	TRY	12,250,000	5,573,248	03/10/16	11.070%	3 Month LIBOR	$43,956	$266,599
		91,670,000	40,942,385	03/26/15	12.040	3 Month LIBOR	43,934	2,283,318
		66,690,000	30,417,332	03/31/15	11.575	3 Month LIBOR	90,445	805,523
	ZAR	26,400,000	2,548,263	05/13/24	3 Month JIBAR	3 Month LIBOR	1,169	(258,408)
Deutsche Bank AG	TRY	25,510,000	11,452,301	03/13/16	11.480	3 Month LIBOR	(89,778)	969,187
	ZAR	54,520,000	5,245,039	05/12/24	3 Month JIBAR	3 Month LIBOR	29,057	(541,245)
	TRY	6,600,000		12/04/16			(2,257)	(130,264)
	ZAR	42,202,250	4,054,984	05/23/19	3 Month JIBAR	3 Month LIBOR	8,688	(402,053)
		38,520,000	3,594,289	07/15/24	3 Month JIBAR	3 Month LIBOR	4,617	(233,599)
Morgan Stanley & Co. International PLC		54,542,000	5,262,132	05/13/24	3 Month JIBAR	3 Month LIBOR	4,956	(532,287)
		29,540,000	2,768,510	07/17/24	3 Month JBAR	3 month LIBOR	(5,244)	(188,432)
		55,121,000	5,153,904	08/12/24	3 Month JIBAR	3 month LIBOR	16,437	(377,644)

TOTAL							$145,980	$1,660,695

(c)	At the termination date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

TAX INFORMATION — At December 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,698,353,120

Gross unrealized gain	5,820,337
Gross unrealized loss	(258,951,945)

Net unrealized security loss	$(253,131,608)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments

December 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – 107.0%
Collateralized Mortgage Obligations – 6.7%
Adjustable Rate Non-Agency(a) – 1.2%
Adjustable Rate Mortgage Trust Series 2004-5, Class 2A1
$173,731	2.634%	04/25/35	$ 168,399
Bear Stearns Alt-A Trust Series 2005-5, Class 21A1
1,052,779	2.404	07/25/35	1,000,832
Countrywide Alternative Loan Trust Series 2005-16, Class A1
681,161	1.760	06/25/35	605,395
Countrywide Alternative Loan Trust Series 2005-38, Class A1
193,013	1.615	09/25/35	175,655
Harborview Mortgage Loan Trust Series 2005-16, Class 2A1A
314,822	0.404	01/19/36	205,079
Impac CMB Trust Series 2004-08, Class 1A
66,536	0.875	10/25/34	56,348
Morgan Stanley Mortgage Loan Trust Series 2004-8AR, Class 4A1
765,814	2.429	10/25/34	770,313

			2,982,021

Interest Only(b) – 0.9%
CS First Boston Mortgage Securities Corp. Series 2002-AR31, Class 5X(a)(c)
18,402	0.000	11/25/32	—
CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A2
5,364	5.250	07/25/33	212
FHLMC REMIC Series 4273, Class PS(a)
704,980	5.939	11/15/43	104,129
FHLMC STRIPS Series 329, Class C1
1,838,460	4.000	12/15/41	358,787
FNMA REMIC Series 2010-126, Class LS(a)
975,523	4.844	11/25/40	177,260
FNMA REMIC Series 2012-146, Class IO
3,991,088	3.500	01/25/43	850,482
GNMA REMIC Series 2013-113, Class SD(a)
468,074	6.539	08/16/43	76,987
GNMA REMIC Series 2013-182, Class PI
168,996	4.500	12/20/43	36,543
GNMA Series 2011-99, Class DS(a)
3,394,451	5.939	07/16/41	595,334
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 3AX(a)
15,579	0.123	08/25/33	96
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 4AX(a)
3,004	0.320	07/25/33	34

			2,199,864

Inverse Floaters(a) – 0.4%
GNMA REMIC Series 2010-1, Class SD
44,627	5.625	01/20/40	6,757
GNMA REMIC Series 2010-35, Class DS
173,761	5.515	03/20/40	27,086
GNMA REMIC Series 2010-85, Class SN
106,866	5.775	07/20/40	20,365
GNMA REMIC Series 2010-98, Class QS
408,769	6.435	01/20/40	67,083
GNMA REMIC Series 2011-17, Class SA
470,416	5.935	09/20/40	78,850
GNMA REMIC Series 2011-25, Class SA
900,301	5.935	10/20/40	134,525
GNMA REMIC Series 2011-61, Class CS
375,423	6.515	12/20/35	44,726

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Inverse Floaters(a) – (continued)
GNMA REMIC Series 2011-79, Class AS
$252,025	5.945%	07/20/37	$ 18,061
GNMA REMIC Series 2013-113, Class SA
298,776	6.535	08/20/43	59,002
GNMA REMIC Series 2013-134, Class DS
2,463,765	5.935	09/20/43	423,641
GNMA REMIC Series 2013-148, Class SA
393,020	6.035	10/20/43	69,471
GNMA Series 2001-48, Class SA
6,668	25.964	10/16/31	10,093
GNMA Series 2001-51, Class SB
6,543	25.964	10/16/31	10,489

			970,149

Planned Amortization Class – 0.4%
FHLMC REMIC Series 3748
1,000,000	4.000	11/15/39	1,044,497

Sequential Fixed Rate – 2.0%
FHLMC REMIC Series 2042, Class N
138,950	6.500	03/15/28	155,392
FNMA REMIC Series 2000-16, Class ZG
289,845	8.500	06/25/30	342,856
FNMA REMIC Series 2011-52, Class GB
1,200,000	5.000	06/25/41	1,327,991
FNMA REMIC Series 2011-99, Class DB
1,075,000	5.000	10/25/41	1,197,102
FNMA REMIC Series 2012-111, Class B
269,394	7.000	10/25/42	307,333
FNMA REMIC Series 2012-153, Class B
877,444	7.000	07/25/42	1,008,049
GNMA Series 2009-61, Class AZ
701,523	5.500	08/20/39	777,885

			5,116,608

Sequential Floating Rate(a) – 1.0%
FHLMC REMIC Series 4103, Class BF
2,276,534	0.511	12/15/38	2,279,804
FNMA REMIC Series 2011-63, Class FG
321,860	0.620	07/25/41	324,121

			2,603,925

Support – 0.8%
FNMA REMIC Series 2005-59, Class KZ
1,718,983	5.500	07/25/35	1,896,834

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$16,813,898

Commercial Mortgage-Backed Securities – 15.5%
Sequential Fixed Rate – 4.6%
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW18, Class A1A
$3,928,040	5.602%	06/11/50	$ 4,294,526
FHLMC Multifamily Structured Pass-Through Certificates Series K005, Class A2
2,000,000	4.317	11/25/19	2,198,554
FHLMC Multifamily Structured Pass-Through Certificates Series K027, Class A2
1,400,000	2.637	01/25/23	1,406,505
FHLMC Multifamily Structured Pass-Through Certificates Series K028, Class A2
3,450,000	3.111	02/25/23	3,581,191

			11,480,776

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(a) – 10.9%
Banc of America Commercial Mortgage, Inc. Series 2007-2, Class AM
$150,000	5.622%	04/10/49	$ 162,211
Citigroup Commercial Mortgage Trust Series 2008-C7, Class A1A
2,280,346	6.056	12/10/49	2,510,007
Commercial Mortgage Trust Series 2007-C9, Class A1A
2,607,014	5.796	12/10/49	2,821,086
Credit Suisse Commercial Mortgage Trust Series 2006-C3, Class A3
6,283,545	5.806	06/15/38	6,562,628
FHLMC Multifamily Structured Pass-Through Certificates Series K714, Class A2
700,000	3.034	10/25/20	731,438
GS Mortgage Securities Trust Series 2007-GG10, Class A4
3,611,324	5.796	08/10/45	3,915,662
LB-UBS Commercial Mortgage Trust Series 2007-C7, Class A3
751,559	5.866	09/15/45	826,240
ML-CFC Commercial Mortgage Trust Series 2006-2, Class A4
4,409,056	5.869	06/12/46	4,631,542
Morgan Stanley Capital I Trust Series 2007-HQ11, Class AM
50,000	5.478	02/12/44	53,316
Morgan Stanley Capital I Trust Series 2007-HQ13, Class AM
50,000	5.931	12/15/44	48,137
Morgan Stanley Capital I Trust Series 2007-T25, Class A1A
1,109,621	5.509	11/12/49	1,185,441
Wachovia Bank Commercial Mortgage Trust Series 2006-C26, Class A1A
2,167,338	6.009	06/15/45	2,291,831
WF-RBS Commercial Mortgage Trust Series 2011-C2, Class A4(d)
1,300,000	4.869	02/15/44	1,454,111

			27,193,650

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$38,674,426

Federal Agencies – 84.8%
Adjustable Rate FHLMC(a) – 0.2%
$117,818	2.375%	04/01/33	$ 126,227
50,703	2.361	09/01/33	53,825
24,999	2.232	10/01/34	26,431
41,130	2.375	11/01/34	43,744
44,790	2.375	02/01/35	47,682
153,409	2.375	06/01/35	164,656

			462,565

Adjustable Rate FNMA(a) – 0.6%
5,551	1.926	07/01/22	5,683
18,378	1.913	07/01/27	19,003
22,290	1.913	11/01/27	23,040
6,645	1.913	01/01/31	6,913
8,226	1.913	06/01/32	8,567
10,245	1.926	08/01/32	10,638
41,302	1.926	05/01/33	42,936
16,726	1.789	06/01/33	17,360
222,423	2.377	06/01/33	238,408
13,509	2.344	07/01/33	14,335
202,759	1.917	08/01/33	210,152
1,326	2.625	09/01/33	1,418
999	2.199	12/01/33	1,039
104,643	2.288	12/01/33	110,928
4,130	2.423	04/01/34	4,398
264,117	2.655	08/01/34	283,099

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Adjustable Rate FNMA(a) – (continued)
$50,929	2.295%	11/01/34	$ 54,061
67,002	2.320	02/01/35	71,155
87,505	2.248	03/01/35	92,708
55,047	2.435	04/01/35	59,004
114,186	2.426	05/01/35	122,177
16,494	1.913	11/01/35	17,058
56,901	1.913	12/01/37	58,886
38,710	1.913	01/01/38	40,056
19,165	1.913	11/01/40	19,932

			1,532,954

Adjustable Rate GNMA(a) – 0.6%
31,632	1.625	06/20/23	32,263
15,265	1.625	07/20/23	15,568
15,417	1.625	08/20/23	15,725
41,327	1.625	09/20/23	42,158
12,059	1.625	03/20/24	12,320
105,662	1.625	04/20/24	107,928
12,442	1.625	05/20/24	12,712
89,409	1.625	06/20/24	91,360
18,594	2.000	06/20/24	19,166
29,045	1.625	07/20/24	29,674
31,669	2.000	07/20/24	32,656
54,921	1.625	08/20/24	56,119
27,221	2.000	08/20/24	28,075
26,035	1.625	09/20/24	26,607
31,929	2.000	11/20/24	32,949
12,551	2.000	12/20/24	12,954
19,091	2.500	12/20/24	20,024
21,761	2.000	01/20/25	22,465
11,288	2.000	02/20/25	11,656
40,301	2.000	05/20/25	41,640
34,293	2.000	07/20/25	35,446
15,707	1.625	02/20/26	16,101
811	1.625	07/20/26	831
20,386	1.625	01/20/27	20,926
19,036	2.000	01/20/27	19,716
15,727	1.625	02/20/27	16,146
112,027	1.625	04/20/27	115,006
12,664	1.625	05/20/27	12,990
14,094	1.625	06/20/27	14,472
4,906	1.625	11/20/27	5,038
18,973	1.625	12/20/27	19,484
36,939	1.625	01/20/28	37,973
13,803	1.625	02/20/28	14,190
14,992	1.625	03/20/28	15,415
64,211	1.625	07/20/29	66,104
36,051	1.625	08/20/29	37,116
8,753	1.625	09/20/29	9,002
35,536	1.625	10/20/29	36,584
41,879	1.625	11/20/29	43,119
10,415	1.625	12/20/29	10,721
13,195	1.625	01/20/30	13,601
6,270	1.625	02/20/30	6,456
34,863	1.625	03/20/30	35,938
40,034	1.625	04/20/30	41,264
60,294	1.625	05/20/30	62,150
43,378	2.000	05/20/30	45,261
9,668	1.625	06/20/30	9,967
86,155	2.000	07/20/30	89,922
18,550	2.000	09/20/30	19,365
30,511	1.625	10/20/30	31,450

			1,565,773

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FHLMC – 14.2%
$1,921	6.000%	03/01/16	$ 1,965
289	5.000	09/01/16	298
2,403	5.000	11/01/16	2,522
8,551	5.000	01/01/17	8,984
13,288	5.000	02/01/17	13,947
12,408	5.000	03/01/17	13,031
22,249	5.000	04/01/17	23,349
694	5.000	05/01/17	730
756	5.000	08/01/17	796
71,132	5.000	09/01/17	74,769
88,432	5.000	10/01/17	92,790
51,836	5.000	11/01/17	54,462
49,847	5.000	12/01/17	52,391
61,867	5.000	01/01/18	65,073
146,825	5.000	02/01/18	154,233
137,803	5.000	03/01/18	144,910
130,714	5.000	04/01/18	137,424
15,933	4.500	05/01/18	16,716
101,324	5.000	05/01/18	106,597
26,667	5.000	06/01/18	28,045
27,216	5.000	07/01/18	28,657
12,165	5.000	08/01/18	12,786
10,026	5.000	09/01/18	10,550
32,561	5.000	10/01/18	34,272
40,202	5.000	11/01/18	42,327
17,682	5.000	12/01/18	18,608
3,153	5.000	01/01/19	3,317
562	5.000	02/01/19	594
131,834	5.500	04/01/20	140,662
434,878	5.000	11/01/22	479,369
411,536	4.500	08/01/23	445,806
54,400	7.000	04/01/31	63,686
850,212	7.000	09/01/31	988,085
251,440	7.000	04/01/32	293,367
699,858	7.000	05/01/32	816,520
208,326	5.000	10/01/33	230,609
18,742	5.500	12/01/33	21,290
289,609	5.500	04/01/35	324,163
9,709	5.000	07/01/35	10,741
222,053	5.000	12/01/35	245,880
131,106	5.500	01/01/36	147,418
455	5.500	02/01/36	512
2,305	5.000	02/01/37	2,550
75,082	6.000	08/01/37	84,876
75,746	6.000	09/01/37	85,628
29,114	6.000	10/01/37	32,913
212,742	6.000	11/01/37	240,493
228,952	6.000	12/01/37	258,815
7,867	5.500	01/01/38	8,773
216,404	6.000	01/01/38	244,631
65,290	6.000	02/01/38	73,804
11,544	6.000	03/01/38	13,049
70,142	6.000	04/01/38	79,286
23,909	6.000	05/01/38	27,027
55,938	6.000	06/01/38	63,231
35,642	6.000	07/01/38	40,289
20,420	6.000	08/01/38	23,084
233,952	6.000	09/01/38	264,459
53,707	6.000	10/01/38	60,709
3,296	6.000	11/01/38	3,726
5,944	6.000	12/01/38	6,719

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FHLMC – (continued)
$183,179	6.000%	01/01/39	$ 207,062
18,817	6.000	02/01/39	21,270
843,819	7.000	02/01/39	968,151
13,691	6.000	03/01/39	15,476
6,263	6.000	04/01/39	7,077
803,957	5.000	05/01/39	886,147
1,241,610	5.000	07/01/39	1,368,543
81,231	6.000	04/01/40	91,825
178,990	6.000	05/01/40	202,333
63,764	5.000	08/01/40	70,425
67,580	5.000	10/01/40	74,639
140,594	4.500	02/01/41	152,649
7,733	5.000	06/01/41	8,560
80,680	3.000	05/01/42	81,607
336,012	3.500	06/01/42	351,750
286,968	3.000	08/01/42	291,401
80,200	3.000	10/01/42	81,356
533,771	3.500	10/01/42	555,685
946,612	4.000	10/01/42	1,018,569
8,512,135	3.000	11/01/42	8,639,724
432,909	3.500	11/01/42	450,681
2,746,854	3.000	12/01/42	2,791,702
6,861,097	3.000	01/01/43	6,970,935
383,262	3.000	02/01/43	388,370
317,932	3.000	03/01/43	323,409
462,686	3.000	04/01/43	470,657
976,583	3.500	06/01/44	1,018,507
1,000,000	4.000	11/01/44	1,068,359

			35,543,182

FNMA – 59.8%
274	5.500	04/01/16	289
273	5.500	08/01/16	288
5,114	5.500	11/01/16	5,398
3,781	5.500	12/01/16	3,990
6,029	5.500	01/01/17	6,363
562	5.500	05/01/17	594
2,377	5.500	07/01/17	2,511
264	5.500	09/01/17	279
5,601	5.500	01/01/18	5,917
4,282	5.500	02/01/18	4,523
509	6.000	02/01/18	576
832,631	2.800	03/01/18	862,450
139,653	5.000	03/01/18	146,665
10,436	5.500	04/01/18	11,020
2,530,000	3.840	05/01/18	2,708,358
1,937	5.500	05/01/18	2,056
4,988	6.000	05/01/18	5,647
187,377	5.000	06/01/18	197,457
533,687	4.000	08/01/18	565,917
10,259	5.000	09/01/18	10,815
52,732	6.000	11/01/18	59,703
18,503	7.000	11/01/18	19,173
82,272	6.000	12/01/18	93,148
81,336	6.000	01/01/19	92,087
2,352	5.500	02/01/19	2,526
13,445	5.500	04/01/19	14,439
24,306	6.000	04/01/19	27,519
1,753	5.500	05/01/19	1,855
5,380	6.000	05/01/19	6,091
12,936	5.500	07/01/19	13,893
35,351	5.500	08/01/19	37,834
17,201	5.500	09/01/19	18,592
37,075	5.500	10/01/19	39,647
13,045	5.500	11/01/19	14,030

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$9,888	5.500%	12/01/19	$ 10,636
54,592	5.500	02/01/20	58,771
212,232	4.500	03/01/20	222,920
839,353	3.416	10/01/20	889,153
19,125	5.500	01/01/21	20,788
28,644	7.000	09/01/21	31,881
94,157	7.000	06/01/22	106,061
34,849	7.000	07/01/22	38,264
3,570	4.500	04/01/23	3,795
415,757	6.000	06/01/26	471,226
249,664	5.000	07/01/27	275,638
514	7.000	01/01/29	516
1,844	7.000	09/01/29	1,926
13,935	7.000	08/01/31	16,078
1,194	7.000	03/01/32	1,390
1,620	7.000	04/01/32	1,786
6,871	7.000	06/01/32	7,382
865	7.000	07/01/32	916
66,723	6.000	01/01/33	76,734
2,185	6.000	02/01/33	2,507
7,051	5.500	04/01/33	7,929
504,727	5.500	05/01/33	567,593
315,430	5.500	06/01/33	354,719
202,008	5.500	07/01/33	227,169
35,037	5.000	08/01/33	38,782
2,396	5.000	09/01/33	2,659
33,591	5.500	09/01/33	37,812
22,805	5.500	12/01/33	25,647
106,216	5.500	02/01/34	119,655
9,116	5.500	03/01/34	10,304
24,760	5.500	04/01/34	27,917
3,080	5.500	06/01/34	3,465
82,880	5.500	07/01/34	93,571
12,324	5.500	08/01/34	13,947
44,092	5.500	10/01/34	49,837
54,642	5.500	11/01/34	61,477
423,613	5.500	12/01/34	477,568
351	6.000	12/01/34	398
4,427	5.500	01/01/35	4,979
348,438	5.500	02/01/35	391,840
26,484	5.500	03/01/35	29,784
246,327	6.000	04/01/35	282,547
63,830	5.500	05/01/35	71,633
7,344	5.500	06/01/35	8,290
13,818	5.000	07/01/35	15,298
15,662	5.500	07/01/35	17,715
137,262	5.500	08/01/35	154,403
15,210	5.500	09/01/35	17,194
11,393	5.500	10/01/35	12,774
135,855	6.000	10/01/35	154,589
55,188	5.500	12/01/35	61,953
3,642	6.000	12/01/35	4,143
7,293	5.500	01/01/36	8,177
218	5.500	02/01/36	246
27,441	5.500	04/01/36	30,779
3,567	6.000	04/01/36	4,056
53,391	5.500	07/01/36	59,689
49,255	5.500	09/01/36	55,391
41,901	6.000	09/01/36	47,465
42,371	6.000	11/01/36	47,998
5,282	5.500	02/01/37	5,949
83,541	5.500	04/01/37	94,013
106,491	6.000	04/01/37	120,341
996	5.500	05/01/37	1,121
62,450	5.000	06/01/37	69,070

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$473	5.500%	06/01/37	$ 532
8,291	5.500	07/01/37	9,333
1,234,716	5.500	08/01/37	1,385,983
1,174,457	6.000	08/01/37	1,330,044
602,147	6.000	10/01/37	681,917
136,952	6.500	10/01/37	155,350
101,729	6.000	11/01/37	115,063
269	5.500	12/01/37	303
95,529	5.500	01/01/38	107,429
77,329	5.500	02/01/38	86,963
10,446	5.500	03/01/38	11,750
900,640	6.000	03/01/38	1,019,953
35,701	5.500	04/01/38	40,227
9,234	5.500	05/01/38	10,407
162,425	6.000	05/01/38	183,942
3,453	5.500	06/01/38	3,886
2,043	5.500	07/01/38	2,299
4,793	5.500	08/01/38	5,371
4,610	5.500	09/01/38	5,189
157,311	6.000	09/01/38	178,014
205,196	6.000	11/01/38	232,379
105,106	5.500	12/01/38	118,201
507,181	6.000	12/01/38	574,397
843,092	5.000	01/01/39	939,586
268,821	6.000	01/01/39	304,198
502,195	6.500	01/01/39	567,825
614,909	4.500	02/01/39	667,554
11,487	5.500	02/01/39	12,953
2,194,451	4.500	03/01/39	2,382,328
590,226	7.000	03/01/39	677,984
1,584,032	4.500	05/01/39	1,721,693
3,053,734	4.500	06/01/39	3,315,180
15,013	5.500	06/01/39	16,898
822,666	4.500	07/01/39	893,098
11,430	4.000	08/01/39	12,206
580,411	4.500	08/01/39	630,103
465,602	6.000	09/01/39	527,283
156,226	6.000	10/01/39	176,971
805,067	4.500	11/01/39	873,993
13,257	5.500	11/01/39	14,814
849,814	4.500	02/01/40	923,310
985,162	4.500	08/01/40	1,070,363
116,741	6.000	10/01/40	132,206
802,970	4.500	11/01/40	872,414
899,807	4.500	02/01/41	979,061
14,769	4.500	03/01/41	16,049
500,930	4.500	04/01/41	544,324
4,412,530	6.000	05/01/41	4,997,083
2,132,992	4.500	07/01/41	2,317,771
382,067	4.500	08/01/41	415,367
314,497	3.500	10/01/41	329,055
283,106	3.500	01/01/42	296,212
233,423	3.500	07/01/42	243,426
433,580	3.000	08/01/42	441,202
565,070	3.000	09/01/42	574,777
162,066	3.500	09/01/42	169,181
766,309	3.000	10/01/42	779,709
400,889	3.500	10/01/42	418,889
843,125	3.000	11/01/42	857,602
45,077	3.500	11/01/42	47,009
3,406,945	3.000	12/01/42	3,462,683
221,255	3.500	12/01/42	231,220
95,463	2.500	01/01/43	93,465
4,102,926	3.000	01/01/43	4,172,316
23,700	3.500	01/01/43	24,716

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date		Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$2,882,621	2.500%	02/01/43		$ 2,822,263
1,306,981	3.000	02/01/43		1,329,831
1,046,395	3.500	02/01/43		1,092,579
2,477,463	3.000	03/01/43		2,521,301
3,075,999	3.500	03/01/43		3,211,708
2,223,576	3.000	04/01/43		2,262,923
860,663	2.500	05/01/43		842,642
2,617,966	3.000	05/01/43		2,664,291
36,246	3.500	05/01/43		37,799
88,746	3.000	06/01/43		90,316
918,313	3.500	06/01/43		959,099
788,922	3.000	07/01/43		802,882
3,256,150	3.500	07/01/43		3,397,636
52,697	3.500	09/01/44		55,103
305,769	4.000	10/01/44		327,018
847,303	3.500	11/01/44		886,259
905,730	4.000	11/01/44		968,472
32,208	3.500	12/01/44		33,588
9,708,145	4.000	12/01/44		10,373,652
1,076,914	4.000	01/01/45		1,151,413
2,000,000	3.000	TBA-30yr	(e)	2,024,219
25,000,000	3.500	TBA-30yr	(e)	26,005,860
23,000,000	4.000	TBA-30yr	(e)	24,493,204
4,000,000	4.500	TBA-30yr	(e)	4,343,438
1,000,000	5.000	TBA-30yr	(e)	1,104,844

				149,317,253

GNMA – 9.4%
106,022	5.500	07/15/20		112,113
277,234	3.950	07/15/25		294,243
8,608	6.000	04/15/26		9,727
905	6.500	01/15/32		1,033
1,960	6.500	02/15/32		2,240
936,115	5.500	04/15/33		1,062,474
7,972	5.000	11/15/33		8,910
2,086	6.500	08/15/34		2,441
200	6.500	01/15/36		228
1,483	6.500	02/15/36		1,692
4,126	6.500	03/15/36		4,708
9,530	6.500	04/15/36		10,885
26,478	6.500	05/15/36		30,474
18,475	6.500	06/15/36		21,258
113,445	6.500	07/15/36		130,541
110,135	6.500	08/15/36		126,533
171,323	6.500	09/15/36		197,675
72,463	6.500	10/15/36		83,461
107,681	6.500	11/15/36		123,295
43,534	6.500	12/15/36		49,892
21,315	6.500	01/15/37		24,471
4,149	6.500	03/15/37		4,796
14,471	6.500	04/15/37		16,674
9,476	6.500	05/15/37		11,379
4,991	6.500	08/15/37		5,752
33,523	6.500	09/15/37		38,690
34,243	6.500	10/15/37		39,181
19,244	6.500	11/15/37		22,116
7,640	6.500	05/15/38		8,774
9,139	6.500	11/15/38		10,532
6,784	6.500	02/15/39		7,809
711,483	5.000	07/15/40		795,566

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
GNMA – (continued)
$16,000,000	3.500%	TBA-30yr(e)	$ 16,801,250
3,000,000	5.000	TBA-30yr(e)	3,302,227

			23,363,040

TOTAL FEDERAL AGENCIES			$211,784,767

TOTAL MORTGAGE-BACKED OBLIGATIONS			$267,273,091

Asset-Backed Securities(a) – 0.9%
Home Equity – 0.1%
Countrywide Home Equity Loan Trust Series 2003-D, Class A
$3,515	0.421%	06/15/29	$ 3,499
Countrywide Home Equity Loan Trust Series 2004-G, Class 2A
30,509	0.381	12/15/29	27,751
Countrywide Home Equity Loan Trust Series 2004-O, Class 1A
126,134	0.441	02/15/34	110,423
Residential Asset Mortgage Products, Inc. Series 2004-RZ1, Class AII
179,153	0.635	03/25/34	171,526

			313,199

Student Loan(d) – 0.8%
Education Loan Asset-Backed Trust I Series 2013-1, Class A1
1,776,412	0.969	06/25/26	1,785,214
US Education Loan Trust LLC Series 2006-1, Class A2
51,418	0.364	03/01/25	51,361

			1,836,575

TOTAL ASSET-BACKED SECURITIES			$ 2,149,774

Shares	Description	Value
Investment Company(f) – 27.2%
68,060,209	Goldman Sachs Financial Square - Government Fund	$ 68,060,209

TOTAL INVESTMENTS – 135.1%		$337,483,074

LIABILITIES IN EXCESS OF OTHER ASSETS – (35.1)%		(87,674,010)

NET ASSETS – 100.0%		$249,809,064

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at December 31, 2014.

(b)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(c)	Issued with zero coupon and interest rate is contingent upon LIBOR reaching a predetermined level.

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $3,290,686, which represents approximately 1.3% of net assets as of December 31, 2014.

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

(e)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $78,075,042 which represents approximately 31.3% of net assets as of December 31, 2014.

(f)	Represents an Affiliated Fund.

Investment Abbreviations:
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At December 31, 2014, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(e)	Settlement Date	Principal Amount	Value

FNMA (Proceeds Receivable: $11,769,609)	4.000%	TBA-30yr	01/14/15	$(11,000,000)	$(11,744,218)

FUTURES CONTRACTS — At December 31, 2014, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Eurodollars	38	June 2015	$9,458,675	$2,172
Eurodollars	19	September 2015	4,719,125	2,295
Ultra Long U.S. Treasury Bonds	(9)	March 2015	(1,486,688)	(44,673)
2 Year U.S. Treasury Notes	24	March 2015	5,246,250	(10,071)
5 Year U.S. Treasury Notes	(114)	March 2015	(13,557,984)	17,608
10 Year U.S. Treasury Notes	(5)	March 2015	(633,984)	(477)
20 Year U.S. Treasury Bonds	76	March 2015	10,986,750	176,593

TOTAL				$143,447

SWAP CONTRACTS — At December 31, 2014, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

	Notional Amount (000s)		Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	$16,500	(a)	03/18/17	3 month LIBOR	1.250%	$(91,318)	$27,475
	4,500	(a)	08/04/17	3 month LIBOR	2.195	(8,272)	(7,384)
	19,700		06/18/19	2.000%	3 month LIBOR	158,487	139,806
	2,200	(a)	03/18/20	3 month LIBOR	2.250	(48,620)	8,621
	6,800	(a)	08/04/21	3.025	3 month LIBOR	54,181	132,611
	4,300	(a)	03/18/22	3 month LIBOR	2.500	(134,861)	28,467
	13,300	(a)	03/18/25	3 month LIBOR	3.000	(842,904)	54,012
	3,700	(a)	08/04/26	3 month LIBOR	3.409	(54,654)	(182,516)
	700	(a)	03/18/30	3.250	3 month LIBOR	70,388	(8,205)

TOTAL						$(897,573)	$192,887

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2014.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at December 31, 2014(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Sold:
Barclays Bank PLC	Tranches of Commercial Mortgage-Backed Index AAA Series 7	$10,000	0.500%	01/17/47	0.945%	$(328,142)	$15,015
Deutsche Bank Securities, Inc.		9,500	0.500	01/17/47	0.945	(278,303)	(19,695)

TOTAL						$(606,445)	$(4,680)

(b)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

					Market Value
Swap Counterparty	Notional Amount (000s)	Reference Security	Termination Date	Financing Fee #	Upfront Payments Received	Unrealized Gain

JPMorgan Securities, Inc.	$ 852	Markit IOS Fannie-Mae Index, 30 yr Fixed Rate, 3.000%, Series 12	01/12/43	One month LIBOR	$1,922	$(132)

#	The Fund receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).

TAX INFORMATION — At December 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$334,052,973

Gross unrealized gain	4,952,439
Gross unrealized loss	(1,522,338)

Net unrealized security gain	$3,430,101

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) assumptions in determining fair value measurement).

The Trustees have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value (“NAV”) on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities of G8 countries (not held in money market funds), which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Inverse Floaters — The interest rate on inverse floating rate securities (“inverse floaters”) resets in the opposite direction from the market rate of interest to which the inverse floaters are indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

ii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

iii. Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed-securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold.

iv. Senior Term Loans — Senior term loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, Assignments result in a Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement.

The High Yield and High Yield Floating Rate Funds may also enter into certain credit arrangements, all or a portion of which may be unfunded. Unfunded loan commitments represent the remaining obligation of a Fund to the borrower. A Fund is obligated to fund these commitments at the borrower’s discretion. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit of a Loan. All Loans and unfunded loan commitments involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower. Loans, including unfunded loan commitments, are marked to market daily using pricing vendor quotations and the change in value, if any, is recorded as an unrealized gain or loss.

v. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

vi. Structured Notes — The values of structured notes are based on the price movements of a reference security or index. Upon termination, a Fund will receive a payment from the issuer based on the value of the referenced instrument (notional amount multiplied by the price of the referenced instrument) and record a realized gain or loss.

vii. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement which may result in a realized gain or loss.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Funds enter into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures contracts, typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using counterparty prices, and the change in value, if any, is recorded as an unrealized gain or loss.

A forward foreign currency contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

A rate lock forward is a type of forward contract between a Fund and a rate lock provider pursuant to which the parties agree to make payments to each other based on a notional amount, contingent upon whether the referenced obligation is above or below a specified yield level on the termination date of the contract.

A non-deliverable bond forward is a short term forward contract between two parties to buy or sell a bond denominated in a non-deliverable foreign currency at a specified future time and price. Non-deliverable bond forwards are marked-to-market daily using market quotations. Unrealized gains or losses on non-deliverable bond forwards are recorded by a Fund on a daily basis, and realized gains or losses are recorded on the termination date or sale of a contract.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

A cross currency swap is an agreement which a Fund may enter into to gain or mitigate exposure to currency risk. A cross currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount. Cross currency swaps usually involve the delivery of the entire principle value of one designated currency in exchange for other designated currency. Therefore, the entire principle value of a cross currency swap is subject to risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

A total return swap is an agreement that gives a Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

i. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

Level 3 Fair Value Investments — To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such as investments are classified as Level 3 investments.

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of December 31, 2014:

DYNAMIC EMERGING MARKETS DEBT FUND

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Sovereign Debt Obligations	$—	$14,833,930	$—
Corporate Obligations	—	7,483,581	—
Structured Notes	—	765,369	—
Municipal Debt Obligations	—	619,305	—
U.S. Treasury Obligations	1,213,863	—	—
Short-term Investments	—	700,000	—
Total	$1,213,863	$24,402,185	$—

Derivative Type
Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$396,822	$—
Futures Contracts	16,029	—	—
Interest Rate Swap Contracts	—	66,178	—
Credit Default Swap Contracts	—	7,708	—
Total	$16,029	$470,708	$—

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

DYNAMIC EMERGING MARKETS DEBT FUND (continued)

Derivative Type	Level 1	Level 2	Level 3
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(400,711)	$—
Futures Contracts	(29,845)	—	—
Interest Rate Swap Contracts	—	(176,036)	—
Credit Default Swap Contracts	—	(18,298)	—
Total	$(29,845)	$(595,045)	$—

EMERGING MARKETS DEBT

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Sovereign Debt Obligations	$—	$930,825,630	$—
Foreign Debt Obligation	—	8,136,871	—
Corporate Obligations	—	534,378,279	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	59,994,855	58,452,820	—
Structured Note	—	8,931,218	—
Municipal Debt Obligations	—	41,175,071	—
Short-term Investments	—	18,800,000	—
Total	$59,994,855	$1,600,699,889	$—

Derivative Type
Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$12,876,541	$—
Futures Contracts	2,059,580	—	—
Interest Rate Swap Contracts	—	2,133,856	—
Credit Default Swap Contracts	—	404,022	—
Total	$2,059,580	$15,414,419	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(7,140,555)	$—
Futures Contracts	(1,224,213)	—	—
Interest Rate Swap Contracts	—	(6,961,637)	—
Credit Default Swap Contracts	—	(1,797,577)	—
Total	$(1,224,213)	$(15,899,769)	$—

HIGH YIELD

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$4,585,131,580	$—
Senior Term Loans	—	131,782,012	69,068,507
Common Stock and/or Other Equity Investments(b)
North America	30,483,892	3,405,820	3,216,039
Europe	—	—	3
Warrants	—	4,993,831	—
Investment Company	147,030,130	—	—
Total	$177,514,022	$4,725,313,243	$72,284,549

Derivative Type
Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$2,394,648	$—
Futures Contracts	2,845,128	—	—
Interest Rate Swap Contracts	—	335,260	—
Credit Default Swap Contracts	—	2,091,140	—
Total	$2,845,128	$4,821,048	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(45,891)	$—
Futures Contracts	(3,797,380)	—	—
Total	$(3,797,380)	$(45,891)	$—

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The following is a reconciliation of Level 3 investments for the period ended December 31, 2014:

	Common Stocks	Senior Term Loans
Beginning Balance as of April 1, 2014	$39	$19,282,500
Realized gain (loss)	48,124	75,568
Net change in unrealized gain (loss) relating to instruments still held at reporting date	(200,997)	(1,081,755)
Purchases	—	38,531,249
Sales	(48,124)	(15,804,090)
Amortization	—	160,785
Transfers into Level 3	3,417,000	27,904,250
Transfers out of Level 3	—	—
Ending Balance as of December 31, 2014	$3,216,042	$69,068,507

HIGH YIELD FLOATING RATE

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Senior Term Loans	$—	$3,139,847,248	$195,008,570
Corporate Obligations	—	446,946,273	—
Asset-Backed Securities	—	7,953,202	—
Investment Company	20,432,354	—	—
Total	$20,432,354	$3,594,746,723	$195,008,570

Derivative Type
Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$1,169,222	$—
Interest Rate Swap Contracts	—	989,331	—
Total	$—	$2,158,553	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(295,784)	$—

The following is a reconciliation of Level 3 investments for the period ended December 31, 2014:

Senior Term Loans
Beginning Balance as of April 1, 2014	$32,856,154
Realized gain (loss)	(305,859)
Net change in unrealized gain (loss) relating to instruments still held at reporting date	(6,818,620)
Purchases	94,224,482
Sales	(26,461,277)
Amortization	47,323
Transfers into Level 3	101,466,367
Transfers out of Level 3	—
Ending Balance as of December 31, 2014	$195,008,570

INVESTMENT GRADE CREDIT

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$382,854,473	$—
Mortgage-Backed Obligations	—	9,789,154	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	46,762,660	1,206,385	—
Foreign Debt Obligations	—	16,036,717	—
Municipal Debt Obligations	—	16,412,274	—
Common Stock and/or Other Equity Investments(b)
North America	—	1,760,300	—
Investment Company	13,317,540	—	—
Total	$60,080,200	$428,059,303	$—

Derivative Type
Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$5,255	$—
Futures Contracts	468,920	—	—
Interest Rate Swap Contracts	—	2,083,911	—
Total	$468,920	$2,089,166	$—
Liabilities(a)
Futures Contracts	$(136,275)	$—	$—
Interest Rate Swap Contracts	—	(300,806)	—
Credit Default Swap Contracts	—	(23,008)	—
Total	$(136,275)	$(323,814)	$—

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

LOCAL EMERGING MARKETS DEBT

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Sovereign Debt Obligations	$—	$1,125,631,436	$5,084,486
Structured Notes	—	161,030,051	—
Corporate Obligations	—	75,351,547	—
Municipal Debt Obligations	—	19,166,752	—
U.S. Treasury Obligations	55,881,883	—	—
Investment Company	3,075,357	—	—
Total	$58,957,240	$1,381,179,786	$5,084,486

Derivative Type
Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$37,289,446	$—
Futures Contracts	330,410	—	—
Interest Rate Swap Contracts	—	15,263,550	—
Credit Default Swap Contracts	—	46,310	—
Cross Currency Swap Contracts	—	4,324,627	—
Total	$330,410	$56,923,933	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(37,554,895)	$—
Futures Contracts	(497,784)	—	—
Interest Rate Swap Contracts	—	(23,303,840)	—
Credit Default Swap Contracts	—	(1,271,582)	—
Cross Currency Swap Contracts	—	(2,663,932)	—
Total	$(497,784)	$(64,794,249)	$—

U.S. MORTGAGES

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Mortgage-Backed Obligations	$—	$267,273,091	$—
Asset-Backed Securities	—	2,149,774	—
Investment Company	68,060,209	—	—
Total	$68,060,209	$269,422,865	$—
Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(11,744,218)	$—

Derivative Type
Assets(a)
Futures Contracts	$198,668	$—	$—
Interest Rate Swap Contracts	—	390,992	—
Credit Default Swap Contracts	—	15,015	—
Total	$198,668	$406,007	$—
Liabilities(a)
Futures Contracts	$(55,221)	$—	$—
Interest Rate Swap Contracts	—	(198,105)	—
Credit Default Swap Contracts	—	(19,695)	—
Total Return Swap Contracts	—	(132)	—
Total	$(55,221)	$(217,932)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

(b)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principle exchange or system on which they are traded, which may differ from country of domicile.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Schedules of Investments.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At December 31, 2014, the Funds had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of January 2, 2015, as follows:

Fund	Principal Amount	Maturity Value	Collateral Allocation Value
Dynamic Emerging Markets Debt	$700,000	$700,003	$716,211
Emerging Markets Debt	18,800,000	18,800,085	19,235,387

REPURCHASE AGREEMENTS — At December 31, 2014, the Principal Amounts of the Funds’ interest in the Joint Repurchase Agreement Account II were as follows:

Counterparty	Interest Rate	Dynamic Emerging Markets Debt	Emerging Markets Debt
BNP Paribas Securities Co.	0.070%	$53,354	$1,432,927
Citigroup Global Markets, Inc.	0.080	426,829	11,463,415
Merrill Lynch & Co., Inc.	0.080	59,756	1,604,878
TD Securities (USA) LLC	0.090	160,061	4,298,780
TOTAL		$700,000	$18,800,000

At December 31, 2014, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Farm Credit Bank	0.220% to 3.200%	07/09/15 to 12/26/24
Federal Home Loan Mortgage Corp.	3.500	10/01/25
Federal National Mortgage Association	0.875 to 5.500	10/26/17 to 12/01/44
Government National Mortgage Association	3.000 to 3.500	11/20/42
Tennessee Valley Authority	2.875	09/15/24
United States Treasury Notes	1.625 to 2.625	04/30/19 to 11/15/20

The Funds’ risks include, but are not limited to, the following:

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters into bankruptcy. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are often undeveloped and may be less regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange traded fund (“ETF”), a Fund will directly bear its proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that a Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Liquidity Risk — The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions by the United States or other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Non-Diversification Risk — Each of the Dynamic Emerging Markets Debt Fund, Emerging Markets Debt Fund and Local Emerging Markets Debt Fund is non-diversified, meaning that they are permitted to invest a larger percentage of their assets in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Portfolio Concentration Risk — As a result of certain Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if their investments were not so concentrated.

Redemption Proceeds Risk — The High Yield Floating Rate Fund may at times purchase securities with settlement periods that are longer than the time period required to pay redemption proceeds. In unusual circumstances, the High Yield Floating Rate Fund may pay redemption proceeds up to seven calendar days following receipt of a properly executed redemption request.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date February 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date February 27, 2015

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date February 27, 2015

*	Print the name and title of each signing officer under his or her signature.